                                                      File No. 33-62284(*)(**)

                                                                        811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
      Pre-Effective Amendment No.                                      /   /


   Post-Effective Amendment No. 24                                     / X /


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /
      Amendment No.                                                    /   /
                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)

                        Marc Collins, Associate Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005


Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
      ---

       X      on April 30, 2004 pursuant to paragraph (b)
      ---

              60 days after filing pursuant to paragraph (a)(i)
      ---

              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---

If appropriate, check the following box:

      --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Securities Act Files No. 2-36591, 2-68456, 2-78653 and 2-91214.

** Certain contracts filed pursuant to Files No. 2-68456 and 2-73471 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the Securities Act of 1933, no separate fee is being paid for the Guarantee.

                                     PART A


                                   PROSPECTUS

                                   PROSPECTUS

                            SINGLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.

The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.


You may direct the allocation of your purchase payment to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company. The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series Fund, Inc., The Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FORM V-4822                       MAY 1, 2004

                               TABLE OF CONTENTS


Available Funds..........................      2
Fee Table................................      4
Accumulation Unit Values.................      5
  Financial Statements...................     13
Ohio National............................     13
  Ohio National Life.....................     13
  Ohio National Variable Accounts A and
     B...................................     13
  The Funds..............................     14
  Mixed and Shared Funding...............     14
  Voting Rights..........................     14
Distribution of Variable Annuity
  Contracts..............................     15
Deductions and Expenses..................     15
  Surrender Charge.......................     15
  Deduction for Administrative
     Expenses............................     16
  Deduction for Risk Undertakings........     16
  Transfer Fee...........................     16
  Deduction for State Premium Tax........     16
  Fund Expenses..........................     16
Description of Variable Annuity
  Contracts..............................     16
  Free Look..............................     16
Accumulation Period......................     17
  Purchase Payment.......................     17
  Accumulation Units.....................     17
  Crediting Accumulation Units...........     17
  Allocation of Purchase Payment.........     17
  Accumulation Unit Value and Contract
     Value...............................     17
  Net Investment Factor..................     17
  Surrender and Withdrawal...............     18
  Transfers among Subaccounts............     18
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     19
  Electronic Access......................     19
  Death Benefit..........................     19
  Guaranteed Account.....................     20
  Ohio National Life Employee Discount...     20
Annuity Period...........................     20
  Annuity Payout Date....................     20
  Annuity Options........................     21
  Determination of Amount of the First
     Variable Annuity Payment............     21
  Annuity Units and Variable Payments....     22
  Transfers during Annuity Payout........     22
Other Contract Provisions................     22
  Assignment.............................     22
  Reports and Confirmations..............     23
  Substitution for Fund Shares...........     23
  Contract Owner Inquiries...............     23
  Performance Data.......................     23
Federal Tax Status.......................     23
  Tax-Deferred Annuities.................     25
  Qualified Pension or Profit-Sharing
     Plans...............................     25
  Withholding on Distribution............     26
  Individual Retirement Annuities
     (IRAs)..............................     26
IRA Disclosure Statement.................     50
  Free Look Period.......................     50
  Eligibility Requirements...............     50
  Contributions and Deductions...........     50
  IRA for Non-working Spouse.............     51
  Rollover Contribution..................     52
  Premature Distributions................     52
  Distribution at Retirement.............     52
  Inadequate Distributions -- 50% Tax....     53
  Death Benefits.........................     53
  Roth IRAs..............................     53
  Savings Incentive Match Plan for
     Employees (SIMPLE)..................     54
  Reporting to the IRS...................     54
Illustration of IRA Fixed
  Accumulations..........................     54
Statement of Additional Information
  Contents...............................     55


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.


      OHIO NATIONAL FUND, INC.                                  ADVISER (SUBADVISER)
      Equity Portfolio                                          (Legg Mason Funds Management, Inc.)
      Money Market Portfolio                                    Ohio National Investments, Inc.
      Bond Portfolio                                            Ohio National Investments, Inc.
      Omni Portfolio (an asset allocation fund)                 (Suffolk Capital Management, LLC)
      International Portfolio                                   (Federated Global Investment Management Corp.)
      International Small Company Portfolio                     (Federated Global Investment Management Corp.)
      Capital Appreciation Portfolio                            (Jennison Associates LLC)
      Discovery (formerly called Small Cap) Portfolio           (Founders Asset Management LLC)
      Aggressive Growth Portfolio                               (Janus Capital Management LLC)
      Small Cap Growth (formerly called Core Growth) Portfolio  (UBS Global Asset Management (Americas), Inc.)
      Mid Cap Opportunity (formerly Growth & Income) Portfolio  (RS Investment Management Co., L.P.)
      Capital Growth Portfolio                                  (Eagle Asset Management, Inc.)
      S&P 500 Index(R) Portfolio                                Ohio National Investments, Inc.
      High Income Bond Portfolio                                (Federated Investment Management Company)
      Blue Chip Portfolio                                       (Federated Equity Management Company of
                                                                Pennsylvania)
      Nasdaq-100(R) Index Portfolio                             Ohio National Investments, Inc.
      Bristol Portfolio (large cap stocks)                      (Suffolk Capital Management, LLC)
      Bryton Growth Portfolio (small/mid cap stocks)            (Suffolk Capital Management, LLC)


FORM V-4822


      CALVERT VARIABLE SERIES, INC.
      Social Equity Portfolio                                   (Atlanta Capital Management Company, L.L.C.)
      THE DOW(SM) TARGET VARIABLE FUND LLC
      The Dow Target 10 Portfolios                              (First Trust Advisors, L.P.)
      The Dow Target 5 Portfolios                               (First Trust Advisors, L.P.)
      DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
      Appreciation Portfolio                                    (Fayez Sarofim & Co.)
      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE
        CLASS 2)
      VIP Contrafund(R) Portfolio (a value fund)                Fidelity Management & Research Company
      VIP Mid Cap Portfolio                                     Fidelity Management & Research Company
      VIP Growth Portfolio                                      Fidelity Management & Research Company
      VIP Equity-Income Portfolio                               Fidelity Management & Research Company
      GOLDMAN SACHS VARIABLE INSURANCE TRUST
      Goldman Sachs Growth and Income Fund                      Goldman Sachs Asset Management, L.P.
      Goldman Sachs CORE(SM) U.S. Equity Fund                   Goldman Sachs Asset Management, L.P.
      Goldman Sachs Capital Growth Fund                         Goldman Sachs Asset Management, L.P.
      JANUS ASPEN SERIES (SERVICE SHARES)
      Growth Portfolio                                          Janus Capital Management LLC
      International Growth Portfolio                            Janus Capital Management LLC
      Worldwide Growth Portfolio                                Janus Capital Management LLC
      Balanced Portfolio                                        Janus Capital Management LLC
      J.P. MORGAN SERIES TRUST II
      JPMorgan Mid Cap Value Portfolio                          Robert Fleming, Inc.
      JPMorgan Small Company Portfolio                          J.P. Morgan Investment Management Inc.
      LAZARD RETIREMENT SERIES, INC.
      Lazard Retirement Small Cap Portfolio                     Lazard Asset Management LLC
      Lazard Retirement Emerging Markets Portfolio              Lazard Asset Management LLC
      MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
      MFS Investors Growth Stock Series                         Massachusetts Financial Services Company
      MFS Mid Cap Growth Series                                 Massachusetts Financial Services Company
      MFS New Discovery Series                                  Massachusetts Financial Services Company
      MFS Total Return Series                                   Massachusetts Financial Services Company
      PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
      Real Return Portfolio                                     Pacific Investment Management Company LLC
      Total Return Portfolio                                    Pacific Investment Management Company LLC
      Global Bond Portfolio                                     Pacific Investment Management Company LLC
      PRUDENTIAL SERIES FUND, INC.
      Jennison Portfolio (a growth stock fund)                  Jennison Associates LLC
      Jennison 20/20 Focus Portfolio (a value and growth fund)  Jennison Associates LLC
      ROYCE CAPITAL FUND
      Royce Small-Cap Portfolio                                 Royce & Associates, LLC
      Royce Micro-Cap Portfolio                                 Royce & Associates, LLC
      UBS SERIES TRUST
      Tactical Allocation Portfolio                             UBS Global Asset Management (US), Inc.
      VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
      Core Plus Fixed Income Portfolio                          Van Kampen*
      U.S. Real Estate Portfolio                                Van Kampen*


* Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

FORM V-4822

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.

            CONTRACT OWNER TRANSACTION EXPENSES                   YEARS        CHARGE
            -----------------------------------               -------------    ------
Deferred Sales Load (this "surrender charge" is a percentage
of value withdrawn)                                                1st            6%
                                                                   2nd            5%
                                                                   3rd            4%
                                                                   4th            3%
                                                                   5th            2%
                                                                   6th            1%
                                                              7th and later       0%
Exchange ("transfer") Fee (currently no charge for the first
  4 transfers each contract year)                                                $3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

Separate Account Annual Expenses (as a percentage of average account value or death benefit amount)

Mortality and Expense Risk Fees                                   0.65%
Account Expenses                                                  0.25%
                                                              -------------
Total Separate Account Annual Expenses (without optional
  added benefits)                                                 0.90%

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                              MINIMUM    MAXIMUM
                                                              -------    -------
Total Annual Fund Operating Expenses (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)             0.44%       3.92%


EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.

THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:

1 YEAR                 3 YEARS   5 YEARS   10 YEARS
------                 -------   -------   --------
$1,024                 $1,812    $2,603     $4,864

(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:

1 YEAR                 3 YEARS   5 YEARS   10 YEARS
------                 -------   -------   --------
$482                   $1,450    $2,421     $4,864

FORM V-4822

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994                    Ohio National Fund Capital Appreciation and
                               Discovery portfolios were added

March 31, 1995                 Ohio National Fund International Small Company
                               and Aggressive Growth portfolios were added

January 3, 1997                Ohio National Fund S&P 500 Index, Core Growth,
                               Growth & Income and Social Awareness portfolios were added

November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, Equity Income and Blue Chip portfolios, the
                               Dow Target Variable Funds, the Goldman Sachs
                               Variable Insurance Trust funds, the Janus Aspen
                               (Institutional Shares) portfolios, the Lazard
                               Retirement Series portfolios, the Strong Variable
                               Insurance Funds and the Van Kampen (formerly
                               Morgan Stanley) Universal Institutional Funds
                               (Class I) U.S. Real Estate portfolio were added

May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio,
                               Janus Aspen Series Service Shares portfolios,
                               PBHG Technology & Communications portfolio and
                               Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series
                               Institutional Shares portfolios were no longer available in new contracts

May 1, 2001                    Strong Multi Cap Value Fund II (formerly called
                               Strong Schafer Value Fund II) was no longer available in new contracts

November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added

August 1, 2002                 PIMCO Variable Insurance Trust portfolios were
                               added

May 1, 2003                    Calvert Variable Series, Inc. Social Equity
                               portfolio replaced Ohio National Fund Social
                               Awareness portfolio through merger. Dreyfus
                               Variable Investment Fund, Janus Aspen Series
                               International Growth portfolio, The Prudential
                               Series Fund, Inc., Royce Capital Fund and UBS
                               Series Trust added. Van Kampen Universal
                               Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van
                               Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target
                               Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.


October 1, 2003                Fidelity VIP Equity-Income portfolio added.



May 1, 2004                    PBHG Technology & Communications portfolio and
                               Strong Variable Insurance Funds no longer available for new contracts.


FORM V-4822

OHIO NATIONAL FUND, INC.:


                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------
Equity                                      1994            $10.24            $10.17         120,867       115,993
                                            1995             10.17             12.82         301,147       239,825
                                            1996             12.82             15.04         534,028       405,466
                                            1997             15.04             17.62         709,738       488,396
                                            1998             17.62             18.46         755,665       509,665
                                            1999             18.46             21.93         669,138       480,965
                                            2000             21.93             20.29         637,164       435,099
                                            2001             20.29             18.41         605,052       420,320
                                            2002             18.41             14.83         519,281       336,899
                                            2003             14.83             21.21         468,185       297,330


Money Market                                1994             10.05             10.35          95,638        56,892
                                            1995             10.35             10.84         136,205        34,285
                                            1996             10.84             11.30         149,846        74,056
                                            1997             11.30             11.80         179,630        72,534
                                            1998             11.80             12.32         298,676       163,872
                                            1999             12.32             12.83         203,404       109,471
                                            2000             12.83             13.52          99,266        69,764
                                            2001             13.52             13.91         135,493       119,581
                                            2002             13.91             13.97         130,479       105,701
                                            2003             13.97             13.95          98,745        59,329


Bond                                        1994              9.91              9.45          10,472        75,521
                                            1995              9.45             11.13          64,973        97,129
                                            1996             11.13             11.44          82,917       101,403
                                            1997             11.44             12.39          95,905        98,784
                                            1998             12.39             12.92         163,496       133,933
                                            1999             12.92             12.88         152,433       110,307
                                            2000             12.88             13.51         107,769        77,325
                                            2001             13.51             14.52         129,082        76,526
                                            2002             14.52             15.63         107,791        94,133
                                            2003             15.63             17.12         111,289        77,170


Omni                                        1994             10.14             10.00         150,263       109,853
                                            1995             10.00             12.17         244,025       194,243
                                            1996             12.17             13.93         511,033       342,379
                                            1997             13.93             16.31         699,223       513,134
                                            1998             16.31             16.90         811,017       558,183
                                            1999             16.90             18.65         659,687       467,855
                                            2000             18.65             15.74         492,010       367,136
                                            2001             15.74             13.56         379,923       262,133
                                            2002             13.56             10.38         270,802       193,979
                                            2003             10.38             12.98         222,441       164,162


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


International                               1994            $10.83            $11.60         204,939       234,799
                                            1995             11.60             12.89         384,682       330,279
                                            1996             12.89             14.63         678,397       674,403
                                            1997             14.63             14.80         876,940       770,712
                                            1998             14.80             15.24         690,872       673,379
                                            1999             15.24             25.29         457,106       462,283
                                            2000             25.29             19.50         405,646       430,991
                                            2001             19.50             13.61         336,597       359,879
                                            2002             13.61             10.70         257,163       256,818
                                            2003             10.70             14.07         208,100       182,547


International Small Company                 1995             10.00             10.82          47,134        21,621
                                            1996             10.82             12.02         132,292       178,856
                                            1997             12.02             13.30         180,385       216,928
                                            1998             13.30             13.64         144,093       212,244
                                            1999             13.64             28.20         120,355       140,283
                                            2000             28.20             19.49         108,743       133,455
                                            2001             19.49             13.66          95,273       121,151
                                            2002             13.66             11.50          74,427       101,302
                                            2003             11.50             17.55          57,050        80,751


Capital Appreciation                        1994             10.00             10.39          52,732        34,382
                                            1995             10.39             12.63         211,756       136,612
                                            1996             12.63             14.48         383,878       243,883
                                            1997             14.48             16.54         454,490       333,645
                                            1998             16.54             17.36         464,528       358,863
                                            1999             17.36             18.31         386,713       304,647
                                            2000             18.31             23.87         281,873       212,034
                                            2001             23.87             25.95         269,879       214,554
                                            2002             25.95             20.54         231,188       192,817
                                            2003             20.54             26.77         202,810       149,708


Discovery                                   1994             10.00             12.05          76,033        39,627
                                            1995             12.05             15.89         198,048       123,612
                                            1996             15.89             18.54         337,460       204,017
                                            1997             18.54             19.93         377,837       238,023
                                            1998             19.93             21.84         369,788       233,680
                                            1999             21.84             44.68         343,325       220,471
                                            2000             44.68             39.32         312,326       211,332
                                            2001             39.32             31.81         271,408       180,341
                                            2002             31.81             21.21         229,639       147,878
                                            2003             21.21             28.93         203,338       120,254


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Aggressive Growth                           1995            $10.00            $12.61          41,681        39,115
                                            1996             12.61             12.59         118,818        80,875
                                            1997             12.59             14.04         139,155       110,592
                                            1998             14.04             15.01         138,327       111,021
                                            1999             15.01             15.73          98,740       108,828
                                            2000             15.73             11.33          90,624       101,820
                                            2001             11.33              7.66          80,930        86,473
                                            2002              7.66              5.47          69,054        70,450
                                            2003              5.47              7.13          46,881        59,982


Small Cap Growth                            1997             10.00              9.61         133,806        77,677
                                            1998              9.61             10.36          98,154        68,986
                                            1999             10.36             21.04         110,748        79,742
                                            2000             21.04             17.34         119,766        80,072
                                            2001             17.34             10.39          91,360        66,185
                                            2002             10.39              7.30          84,761        51,775
                                            2003              7.30             10.52          76,690        40,962


Mid Cap Opportunity                         1997             10.00             13.54         150,510       142,565
                                            1998             13.54             14.37         314,342       223,832
                                            1999             14.37             23.10         408,286       283,664
                                            2000             23.10             21.00         392,942       287,494
                                            2001             21.00             18.11         363,743       256,915
                                            2002             18.11             13.35         300,119       213,781
                                            2003             13.35             19.36         267,784       178,954


S&P 500 Index                               1997             10.00             13.06         156,778       116,679
                                            1998             13.06             16.82         486,237       297,409
                                            1999             16.82             20.95         682,513       508,584
                                            2000             20.95             18.76         643,310       444,223
                                            2001             18.76             16.11         568,161       376,373
                                            2002             16.11             12.35         454,870       286,685
                                            2003             12.35             15.65         386,328       264,354


Capital Growth                              1999             10.00             14.20         $11,597       $ 3,806
                                            2000             14.20             10.41          54,538        21,462
                                            2001             10.41              8.81          53,979        17,041
                                            2002              8.81              5.06          46,297        16,769
                                            2003              5.06              7.03          44,349        16,087


High Income Bond                            2000             10.00              9.47           5,564         1,598
                                            2001              9.47              9.79           1,024         5,544
                                            2002              9.79             10.08           1,748         9,715
                                            2003             10.08             12.27           6,539        12,579


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Blue Chip                                   2000            $10.00            $10.38             581         1,283
                                            2001             10.38              9.85           6,350           531
                                            2002              9.85              7.87           2,729         3,847
                                            2003              7.87              9.87           9,843         8,008


Nasdaq-100 Index                            2000             10.00              6.05          41,735        19,362
                                            2001              6.05              4.04          67,348        21,247
                                            2002              4.04              2.51          74,774        23,289
                                            2003              2.51              3.68          69,975        23,035


Bristol                                     2002             10.00              7.85           4,625         3,038
                                            2003              7.85             10.31           8,601         7,068


Bryton Growth                               2002             10.00              6.84           7,090         3,641
                                            2003              6.84              9.19           9,615         6,688

CALVERT VARIABLE SERIES, INC.:
Social Equity                               2003             10.00              6.79          10,620         5,418

DREYFUS VARIABLE INVESTMENT FUND:
Appreciation                                2003             10.00             11.73               0             0

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth & Income               1999             10.00             10.51               0           437
                                            2000             10.51              9.92           1,461         1,195
                                            2001              9.92              8.92             916         1,902
                                            2002              8.92              7.84           1,512         1,629
                                            2003              7.84              9.66           1,774         4,255


Goldman Sachs CORE U.S. Equity              1999             10.00             10.93           1,589         6,222
                                            2000             10.93              9.79           2,471         3,025
                                            2001              9.79              8.54           3,786         3,278
                                            2002              8.54              6.61           2,145         3,330
                                            2003              6.61              8.49           4,818         7,005


Goldman Sachs Capital Growth                2000             10.00             10.20           2,166           632
                                            2001             10.20              8.65           7,509           632
                                            2002              8.65              8.30           5,440           568
                                            2003              8.30              7.95           3,825         1,192


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

JANUS ASPEN SERIES INSTITUTIONAL SHARES:
Growth                                      1999            $10.00            $11.66          44,858        27,443
                                            2000             11.66              9.88         174,803       128,603
                                            2001              9.88              7.37         149,573        92,363
                                            2002              7.37              5.36         112,249        59,325
                                            2003              5.36              7.00          87,949        57,339


Worldwide Growth                            1999             10.00             13.23          19,886        28,058
                                            2000             13.23             11.06         145,826       115,518
                                            2001             11.06              8.50         134,429        89,086
                                            2002              8.50              6.28          84,760        68,354
                                            2003              6.28              7.71          59,560        52,538


Balanced                                    1999             10.00             11.03          48,823         4,391
                                            2000             11.03             10.68         198,240        63,980
                                            2001             10.68             10.09         197,509        87,320
                                            2002             10.09              9.36         198,509        69,027
                                            2003              9.36             10.58         132,623        51,703

JANUS ASPEN SERIES SERVICE SHARES:
Growth                                      2000             10.00              8.10          36,713        11,968
                                            2001              8.10              6.03          67,858        17,149
                                            2002              6.03              4.38          42,173        15,087
                                            2003              4.38              5.71          23,594        11,738


Worldwide Growth                            2000             10.00              8.01          30,617        11,512
                                            2001              8.01              6.14          48,371        13,618
                                            2002              6.14              4.52          35,573        12,865
                                            2003              4.52              5.54          28,186        10,461


Balanced                                    2000             10.00              9.75          34,442        10,722
                                            2001              9.75              9.19          76,989        18,067
                                            2002              9.19              8.50          68,185        25,273
                                            2003              8.50              9.58          62,173        22,045


International Growth                        2003             10.00             13.61               0             0

J.P. MORGAN SERIES TRUST II:
JP Morgan Small Company                     2002             10.00              8.87             626         1,016
                                            2003              8.87             11.70             351         1,814


JP Morgan Mid Cap Value                     2002             10.00             10.96           2,940         2,486
                                            2003             10.96             14.07           9,801         5,102


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

LAZARD RETIREMENT SERIES, INC.:
Lazard Retirement Small Cap                 1999            $10.00            $10.54             299             0
                                            2000             10.54             12.65           1,113         2,010
                                            2001             12.65             14.87          20,065        15,301
                                            2002             14.87             12.13          30,599        18,820
                                            2003             12.13             16.50          29,707        16,318


Lazard Retirement Emerging Markets          1999             10.00             12.52               0           157
                                            2000             12.52              8.92           1,167         1,575
                                            2001              8.92              8.39           1,047         1,418
                                            2002              8.39              8.19          10,946         3,752
                                            2003              8.19             12.42          11,990        10,753

PBHG INSURANCE SERIES FUND:
Technology & Communications                 2000             10.00              5.35          18,409        26,798
                                            2001              5.35              2.53          20,410        30,905
                                            2002              2.53              1.15          16,948        22,953
                                            2003              1.15              1.66          16,840        21,248

PIMCO VARIABLE INSURANCE TRUST:
Real Return                                 2002             10.00             10.68           6,412         5,849
                                            2003             10.68             11.53          40,178        20,046


Total Return                                2002             10.00             10.44          10,820           846
                                            2003             10.44             10.87          32,227         3,344


Global Bond                                 2002             10.00             10.70           2,033           851
                                            2003             10.70             12.14           5,227         2,802

PRUDENTIAL SERIES FUND:
Jennison                                    2003             10.00             12.17               0           231


Jennison 20/20 Focus                        2003             10.00             12.38               0             0

ROYCE CAPITAL FUND:
Royce Small-Cap                             2003             10.00             14.00           4,071         2,389


Royce Mid-Cap                               2003             10.00             14.73           4,460         1,466


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                    1999            $10.00            $12.92           5,045         2,140
                                            2000             12.92             10.91          54,700        44,498
                                            2001             10.91              7.48          48,707        43,264
                                            2002              7.48              4.63          32,322        25,386
                                            2003              4.63              6.16          24,446        29,723


Strong Opportunity II                       2000             10.00             11.79          13,525         8,911
                                            2001             11.79             11.25          23,185        12,170
                                            2002             11.25              8.16          28,890        12,444
                                            2003              8.16             11.08          31,462        15,722


Strong Multi Cap Value II                   1999             10.00             10.29           1,392         1,392
                                            2000             10.29             10.99           3,752         3,506
                                            2001             10.99             11.34           2,201        19,922
                                            2002             11.34              8.64           8,155        14,619
                                            2003              8.64             11.85           7,179        14,471

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND SERVICE CLASS 2:
VIP Contrafund                              2000             10.00              9.26           3,564           146
                                            2001              9.26              8.03          17,151         1,149
                                            2002              8.03              7.19          41,886        15,656
                                            2003              7.19              9.14          69,265        28,637


VIP Mid Cap                                 2000             10.00             11.18           8,811         5,968
                                            2001             11.18             10.69          29,783        16,420
                                            2002             10.69              9.54          64,497        27,653
                                            2003              9.54             13.06          80,477        23,165


VIP Growth                                  2000             10.00              8.48           5,624         5,604
                                            2001              8.48              6.90          18,402        10,268
                                            2002              6.90              4.77          24,373        15,658
                                            2003              4.77              6.26          50,194        30,682


VIP Equity-Income                           2003             10.00             11.16           1,749           839

MFS VARIABLE INSURANCE TRUST:
MFS Investors Growth Stock                  2001             10.00             10.72             910             0
                                            2002             10.72              7.68           3,906             0
                                            2003              7.68              9.28           3,715             0


MFS Mid Cap Growth                          2001             10.00             11.11              48           453
                                            2002             11.11              6.23             660         1,107
                                            2003              6.23              8.43          14,883         2,142


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

MFS New Discovery                           2001            $10.00            $11.56               0           445
                                            2002             11.56              7.81             459         1,092
                                            2003              7.81             10.33             571         1,092

MFS Total Return                            2001             10.00             10.26             537         2,045
                                            2002             10.26              9.63          71,435        24,814
                                            2003              9.63             11.07          97,808        39,031

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS (CLASS I):
U.S. Real Estate                            1999             10.00             10.15           1,072             0
                                            2000             10.15             13.00             259         1,969
                                            2001             13.00             14.16           1,196         3,205
                                            2002             14.16             13.92           1,996         1,236
                                            2003             13.92             18.97          12,211

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS (CLASS II):
Core Plus Fixed Income                      2003             10.00             11.55               0             0

U.S. Real Estate                            2003             10.00             12.82           3,423             0


FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

                                 OHIO NATIONAL

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $12 billion and equity of approximately $1 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

FORM V-4822

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will

FORM V-4822
vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 5.25% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percent of the amount withdrawn. This percent varies with the contract year as follows:

 CONTRACT
   YEARS      PERCENTAGE
 --------     ----------
     1          6%
     2          5%
     3          4%
     4          3%
     5          2%
     6          1%
7 and later     0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes

FORM V-4822
of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that until annuity payments begin the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 3.5%. We will deduct from your contract value the amount of any applicable tax when it is incurred. Normally, that is when an annuity payout option begins.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the

FORM V-4822
contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENT

Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

ALLOCATION OF PURCHASE PAYMENT

You may allocate your purchase payment among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE


We set the original accumulation unit value of each subaccount of VAA and VAB for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.


NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

FORM V-4822

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below), you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. You may not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one Fund to another. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire contract value in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from

FORM V-4822
processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #1 or by accessing our web site at any time at www.Ohionational.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

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

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.


The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.


We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus


- interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus


- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of your purchase payment. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not

FORM V-4822
later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

  Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).
  Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
  Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
  Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
  Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).
  Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

FORM V-4822

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

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

FORM V-4822

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

FORM V-4822

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

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

FORM V-4822

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

FORM V-4822

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

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

                                PRIOR CONTRACTS

ANNUAL PAYMENT COMBINATION VARIABLE ANNUITY

Before December 15, 1981, we issued Annual Payment Combination Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

                       DEDUCTION FOR   DEDUCTION FOR     DEATH      TOTAL*
  PORTION OF TOTAL         SALES       ADMINISTRATIVE   BENEFIT    COMBINED
  PURCHASE PAYMENTS       EXPENSE         EXPENSE       PREMIUM   DEDUCTIONS
  -----------------    -------------   --------------   -------   ----------
First $10,000              6.3%             2.2%         0.5%        9.0%
Next $15,000               5.5%             2.0%         0.5%        8.0%
Next $25,000               4.8%             1.7%         0.5%        7.0%
Next $50,000               4.0%             1.5%         0.5%        6.0%
Balance over $100,000      3.3%             1.2%         0.5%        5.0%

*Plus 50(cent) per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity

FORM V-4822

Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

VARIABLE INTEREST ANNUITY

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.


MULTIPLE FUNDED COMBINATION ANNUITY ("TOP I")



From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity (or "Top I") contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.3%.


INVESTAR VISION/TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

    YEAR        PERCENT
    ----        -------
 1st and 2nd     7%
     3rd         6%
     4th         5%
     5th         4%
     6th         2%
     7th         1%
8th and later    0%

FORM V-4822

"TOP TRADITION" FLEXIBLE PURCHASE PAYMENT VARIABLE ANNUITY



From September 10, 1984 to April 30, 2004, we issued "Top Tradition" flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge is 7.75% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.10%.


                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

                  ANNUAL PAYMENT COMBINATION VARIABLE ANNUITY


                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1994            $ 77.59           $ 77.02           40,537
                                 1995              77.02             97.00           36,620
                                 1996              97.00            113.66           35,244
                                 1997             113.66            132.97           29,341
                                 1998             132.97            139.19           26,151
                                 1999             139.19            165.19           22,199
                                 2000             165.19            152.69           19,924
                                 2001             152.69            138.42           17,324
                                 2002             138.42            111.37           15,237
                                 2003             111.37            159.16           12,825

VAB Equity                       1994              82.25             81.64           24,924
                                 1995              81.64            102.82           24,630
                                 1996             102.82            120.48           22,849
                                 1997             120.48            140.95           22,582
                                 1998             140.95            147.55           17,171
                                 1999             147.55            175.11           13,635
                                 2000             175.11            161.85           10,607
                                 2001             161.85            146.73           10,406
                                 2002             146.73            118.05            9,429
                                 2003             118.05            168.72            8,900


                           VARIABLE INTEREST ANNUITY


                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Money Market                 1994            $23.58            $24.21           30,702
                                 1995             24.21             25.24           23,519
                                 1996             25.24             26.20           19,866
                                 1997             26.20             27.25           17,074
                                 1998             27.25             28.35           15,961
                                 1999             28.35             29.39           13,701
                                 2000             29.39             30.86           13,178
                                 2001             30.86             31.62            5,646
                                 2002             31.62             31.65            5,024
                                 2003             31.65             31.47            2,093


FORM V-4822

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAB Money Market                 1994            $23.58            $24.21           30,075
                                 1995             24.21             25.24           29,059
                                 1996             25.24             26.20           28,910
                                 1997             26.20             27.25           27,553
                                 1998             27.25             28.35            8,368
                                 1999             28.35             29.39            6,924
                                 2000             29.39             30.86            6,758
                                 2001             30.86             31.62            6,496
                                 2002             31.62             31.65            3,201
                                 2003             31.65             31.47            2,739


                      FLEXIBLE PAYMENT COMBINATION ANNUITY


                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1994            $43.78            $43.41           20,039
                                 1995             43.41             54.62           20,564
                                 1996             54.62             63.93           20,212
                                 1997             63.93             74.73           20,567
                                 1998             74.73             78.14           18,686
                                 1999             78.14             92.65           12,092
                                 2000             92.65             85.55            7,817
                                 2001             85.55             77.48            7,488
                                 2002             77.48             62.27            6,091
                                 2003             62.27             88.91            5,999

VAB Equity                       1993             37.36             42.16            1,849
                                 1994             42.16             41.81            1,833
                                 1995             41.81             52.60            1,095
                                 1996             52.60             61.58            1,109
                                 1997             61.58             71.97            1,121
                                 1998             71.97             75.26            1,141
                                 1999             75.26             89.23              768
                                 2000             89.23             82.40              777
                                 2001             82.40             74.62              787
                                 2002             74.62             59.98              787
                                 2003             59.98             85.64              798


FORM V-4822

                 MULTIPLE FUNDED COMBINATION ANNUITY ("TOP I")

OHIO NATIONAL FUND, INC.:


                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1994            $35.04            $34.74           183,889
                                 1995             34.74             43.71           185,550
                                 1996             43.71             51.17           183,969
                                 1997             51.17             59.81           172,235
                                 1998             59.81             62.54           150,434
                                 1999             62.54             74.15           131,063
                                 2000             74.15             64.47           102,519
                                 2001             64.47             62.01            92,024
                                 2002             62.01             49.84            83,392
                                 2003             49.84             71.16            68,121

VAB Equity                       1994             36.59             36.28            30,805
                                 1995             36.28             45.65            22,160
                                 1996             45.65             53.44            22,720
                                 1997             53.44             62.46            23,678
                                 1998             62.46             65.32            23,801
                                 1999             65.32             77.44            15,771
                                 2000             77.44             71.51            10,553
                                 2001             71.51             64.76             9,481
                                 2002             64.76             52.05             7,635
                                 2003             52.05             74.32             7,102

VAA Money Market                 1994             17.87             18.34            33,908
                                 1995             18.34             19.12            26,823
                                 1996             19.12             19.85            19,326
                                 1997             19.85             20.65            17,640
                                 1998             20.65             21.48            24,712
                                 1999             21.48             22.27            19,340
                                 2000             22.27             23.38            15,579
                                 2001             23.38             23.96            16,138
                                 2002             23.96             23.98             9,936
                                 2003             23.98             23.85             9,193

VAB Money Market                 1994             17.88             18.36            11,948
                                 1995             18.36             19.14             5,896
                                 1996             19.14             19.87             6,004
                                 1997             19.87             20.67             6,102
                                 1998             20.67             21.50             4,311
                                 1999             21.50             22.29             4,423
                                 2000             22.29             23.40             4,191
                                 2001             23.40             23.98             4,187
                                 2002             23.98             24.00             4,118
                                 2003             24.00             23.86             3,281


FORM V-4822

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Bond                         1994            $24.20            $23.02            32,609
                                 1995             23.02             27.07            30,431
                                 1996             27.07             27.77            26,417
                                 1997             27.77             30.13            19,546
                                 1998             30.13             31.23            18,756
                                 1999             31.23             31.07            18,331
                                 2000             31.07             32.54             8,138
                                 2001             32.54             34.89             8,407
                                 2002             34.89             37.50             7,642
                                 2003             37.50             40.97             7,320

VAB Bond                         1994             24.18             23.00             3,679
                                 1995             23.00             27.05             3,601
                                 1996             27.05             27.75             3,122
                                 1997             27.75             29.99               723
                                 1998             29.99             31.22             2,869
                                 1999             31.22             31.05             2,902
                                 2000             31.05             32.52               712
                                 2001             32.52             34.87               709
                                 2002             34.87             37.48               229
                                 2003             37.48             40.95               225

VAA Omni                         1994             24.61             24.22           140,851
                                 1995             24.22             29.40           134,309
                                 1996             29.40             33.60           133,427
                                 1997             33.60             39.27           127,406
                                 1998             39.27             40.60           124,948
                                 1999             40.60             44.72           105,792
                                 2000             44.72             37.67            76,394
                                 2001             37.67             32.39            55,327
                                 2002             32.39             24.73            44,935
                                 2003             24.73             30.88            35,929

VAB Omni                         1994             24.58             24.18            52,580
                                 1995             24.18             29.36            53,357
                                 1996             29.36             33.56            53,263
                                 1997             33.56             39.22            52,426
                                 1998             39.22             40.55            24,611
                                 1999             40.55             44.66            20,370
                                 2000             44.66             37.61            18,791
                                 2001             37.61             32.34            17,790
                                 2002             32.34             24.70            16,747
                                 2003             24.70             30.84            16,325


FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------

International                       1994            $12.40            $13.26         103,976       13,999
                                    1995             13.26             14.70         112,362       17,006
                                    1996             14.70             16.65         116,301       18,085
                                    1997             16.65             16.82         100,572       15,613
                                    1998             16.82             17.28          78,452       12,488
                                    1999             17.28             28.61          63,487        8,563
                                    2000             28.61             22.02          45,077        7,754
                                    2001             22.02             15.34          41,535        6,004
                                    2002             15.34             12.04          37,403        5,018
                                    2003             12.04             15.79          33,316        4,425

Capital Appreciation                1995*            10.00             11.37           8,261          456
                                    1996             11.37             13.02          11,321          786
                                    1997             13.02             14.83          21,166        1,426
                                    1998             14.83             15.54          23,962        5,710
                                    1999             15.54             16.36          28,664        5,710
                                    2000             16.36             21.28          13,446        1,332
                                    2001             21.28             23.09          15,753        1,319
                                    2002             23.09             18.24          14,507          944
                                    2003             18.24             23.73          10,658          796

Discovery (formerly called
  Small Cap)                        1995*            10.00             12.20          16,139            0
                                    1996             12.20             14.21          21,891            0
                                    1997             14.21             15.24          21,377            0
                                    1998             15.24             16.67          27,574            0
                                    1999             16.67             34.04          47,967            0
                                    2000             34.04             29.89          33,202        1,332
                                    2001             29.89             24.14          29,355        1,252
                                    2002             24.14             16.06          27,567        1,299
                                    2003             16.06             21.87          21,084        1,688

International Small Company         1999*            10.00             26.19             231            0
                                    2000             26.19             18.06           3,990           22
                                    2001             18.06             12.63           1,074           23
                                    2002             12.63             10.62           2,198           23
                                    2003             10.62             16.17           4,373           22

Small Cap Growth                    1999*            10.00             14.12             783            0
                                    2000             14.12             11.61          11,912          615
                                    2001             11.61              6.95           5,020          615
                                    2002              6.95              4.87           3,365          614
                                    2003              4.87              7.00          13,349          614

Mid Cap Opportunity                 1999*            10.00             13.19           1,630        1,878
                                    2000             13.19             11.97          16,864        3,577
                                    2001             11.97             10.30          16,457        1,699
                                    2002             10.30              7.58          18,199        1,812
                                    2003              7.58             10.97           7,168        1,817


FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
Capital Growth                      1999*           $10.00            $14.20             247            0
                                    2000             14.20             10.39           3,641            0
                                    2001             10.39              8.78           3,639            0
                                    2002              8.78              5.03           4,269            0
                                    2003              5.03              6.97           3,201            0

S&P 500 Index                       1999*            10.00             11.09           4,722            0
                                    2000             11.09              9.91          11,098        6,419
                                    2001              9.91              8.50          13,014        6,417
                                    2002              8.50              6.50          18,843        6,415
                                    2003              6.50              8.22          10,513        7,097

Blue Chip                           1999*            10.00             10.36             699            0
                                    2000             10.36             10.36               0        1,050
                                    2001             10.36              9.81           1,544        1,049
                                    2002              9.81              7.82           1,543        1,049
                                    2003              7.82              9.79           1,543        1,049

Aggressive Growth                   2000*            10.00              9.34             628            0
                                    2001              9.34              6.30             423            0
                                    2002              6.30              4.49             422            0
                                    2003              4.49              5.84             422            0

Nasdaq-100 Index                    2000*            10.00              6.04          10,831            0
                                    2001              6.04              4.03          10,989            0
                                    2002              4.03              2.50          18,145            0
                                    2003              2.50              3.65          17,203            0

High Income Bond                    2002             10.00             10.02           2,413          184
                                    2003             10.02             12.17           2,432          190

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Growth & Income                     1999*            10.00             10.50              81            0
                                    2000             10.50              9.90           1,413            0
                                    2001              9.90              8.88           1,419            0
                                    2002              8.88              7.79           1,418            0
                                    2003              7.79              9.58           1,417            0

CORE U.S. Equity                    1999*            10.00             10.92               0        2,216
                                    2000             10.92              9.77              38        2,215
                                    2001              9.97              8.51              83            0
                                    2002              8.51              6.57               0            0
                                    2003              6.57              8.42               0            0

Capital Growth                      2000*            10.00             10.18             118            0
                                    2001             10.18              8.61             106            0
                                    2002              8.61              6.44              89            0
                                    2003              6.44              7.88              73            0


FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                              1999*           $10.00            $11.66           7,707            0
                                    2000             11.66              9.85          17,013        1,602
                                    2001              9.85              7.33          17,297        1,602
                                    2002              7.33              5.33           9,833        1,602
                                    2003              5.33              6.95           7,382        1,601

Worldwide Growth                    1999*            10.00             13.23           3,185            0
                                    2000             13.23             11.03          26,493        6,449
                                    2001             11.03              8.46          27,965        2,674
                                    2002              8.46              6.24          23,137        2,104
                                    2003              6.24              7.65          14,297        2,103

Balanced                            1999*            10.00             11.03           9,739            0
                                    2000             11.03             10.66          20,093        7,965
                                    2001             10.66             10.05          23,511        7,959
                                    2002             10.05              9.30          30,791        7,846
                                    2003              9.30             10.49          22,397        7,848

LAZARD RETIREMENT SERIES:

Lazard Retirement Emerging
  Markets                           2002              8.36              8.14           1,492            0
                                    2003              8.14             12.32               0            0

Lazard Retirement Small Cap         2001             12.62             14.80           5,795            0
                                    2002             14.80             12.06           2,760          178
                                    2003             12.06             16.36             614          177

PBHG INSURANCE SERIES FUNDS:

Technology & Communications         2000*            10.00              5.34          11,257            0
                                    2001              5.34              2.52           5,945            0
                                    2002              2.52              1.15           5,943            0
                                    2003              1.15              1.65           5,940            0

STRONG VARIABLE INSURANCE FUNDS, INC.:

Strong Mid Cap Growth II            1999*            10.00             12.92           1,510            0
                                    2000             12.92             10.88           7,173            0
                                    2001             10.88              7.45           1,733            0
                                    2002              7.45              4.60           1,669            0
                                    2003              4.60              6.11           2,834            0

Strong Opportunity II               2000*            10.00             11.77           3,464          337
                                    2001             11.77             11.21           8,307          337
                                    2002             11.21              8.11           7,767          336
                                    2003              8.11             10.99           3,670        1,110

Strong Multi Cap Value              2001             10.97             11.30             618            0
                                    2002             11.30              8.59             618            0
                                    2003              8.59             11.75             617            0


FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:

VIP Contrafund                      2001            $ 9.24            $ 8.00           4,044            0
                                    2002              8.00              7.16           4,584            0
                                    2003              7.16              9.07           7,770            0

VIP Mid Cap                         2001             11.17             10.66           1,489            0
                                    2002             10.66              9.48           5,173            0
                                    2003              9.48             12.97           8,320            0

VIP Growth                          2000*            10.00              8.47          10,725            0
                                    2001              8.47              6.88          12,332            0
                                    2002              6.88              4.74          13,980            0
                                    2003              4.74              6.22          10,525        1,228

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:

U.S. Real Estate                    2000*            10.00             12.97           6,574            0
                                    2001             12.97             14.09             365            0
                                    2002             14.09             13.83           1,779            0
                                    2003             13.83             18.81           1,089            0


* International fund was added April 30, 1993. Capital Appreciation and Small Cap funds were added March 31, 1995. International Small Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, Capital Growth, S&P 500 Index, High Income Bond, Blue Chip, Goldman Sachs Growth and Income, Goldman Sachs CORE U.S. Equity, Goldman Sachs Capital Growth, Janus Growth, Janus Worldwide Growth, Janus Balanced, Lazard Small Cap, Lazard Emerging Markets, PBHG Technology & Communications portfolio, Van Kampen (formerly Morgan Stanley) U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Multi Cap Value II (formerly called Strong Schafer Value II) funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Fidelity Variable Insurance Products funds were made available on May 1, 2000.

FORM V-4822

       INVESTAR VISION AND TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

OHIO NATIONAL FUND, INC.:


                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Equity                                         1997              $10.00             $11.60            82,440
                                               1998               11.60              12.09           277,925
                                               1999               12.09              14.30           239,130
                                               2000               14.30              13.16           233,589
                                               2001               13.16              11.88           226,355
                                               2002               11.88               9.52           158,025
                                               2003                9.52              13.56           142,254

Money Market                                   1997               10.00              10.39            65,172
                                               1998               10.39              10.80           122,681
                                               1999               10.80              11.18           103,091
                                               2000               11.18              11.73            44,225
                                               2001               11.73              12.00            70,835
                                               2002               12.00              12.00            49,201
                                               2003               12.00              11.93            29,942

Bond                                           1997               10.00              10.79            12,183
                                               1998               10.79              11.20           126,324
                                               1999               11.20              11.11            85,725
                                               2000               11.11              11.60            77,334
                                               2001               11.60              12.40            69,466
                                               2002               12.40              13.28            81,359
                                               2003               13.28              14.47            74,590

Omni                                           1997               10.00              11.61           102,587
                                               1998               11.61              11.97           300,484
                                               1999               11.97              13.14           258,876
                                               2000               13.14              11.04           218,168
                                               2001               11.04               9.46           179,388
                                               2002                9.46               7.21           121,552
                                               2003                7.21               8.97           114,672

International                                  1997               10.00              10.11            86,113
                                               1998               10.11              10.36           120,242
                                               1999               10.36              17.11            90,063
                                               2000               17.11              13.13            81,618
                                               2001               13.13               9.12            65,664
                                               2002                9.12               7.13            50,787
                                               2003                7.13               9.33            50,496


FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Capital Appreciation                           1997              $10.00             $11.37            93,956
                                               1998               11.37              11.87           210,773
                                               1999               11.87              12.46           168,262
                                               2000               12.46              16.16           135,916
                                               2001               16.16              17.49           123,301
                                               2002               17.49              13.77            92,584
                                               2003               13.77              17.86            81,920

Discovery (formerly called Small Cap)          1997               10.00              10.85            54,898
                                               1998               10.85              11.84           146,789
                                               1999               11.84              24.10           148,302
                                               2000               24.10              21.10           143,410
                                               2001               21.10              16.99           129,693
                                               2002               16.99              11.27            94,937
                                               2003               11.27              15.30            79,920

International Small Company                    1997               10.00              11.04            16,423
                                               1998               11.04              11.27            27,971
                                               1999               11.27              23.17            29,582
                                               2000               23.17              15.94            29,995
                                               2001               15.94              11.11            28,137
                                               2002               11.11               9.31            24,648
                                               2003                9.31              14.14            25,391

Aggressive Growth                              1997               10.00              11.15            26,996
                                               1998               11.15              11.86            92,803
                                               1999               11.86              12.37            91,754
                                               2000               12.37               8.86            84,382
                                               2001                8.86               5.96            67,253
                                               2002                5.96               4.24            45,864
                                               2003                4.24               5.49            32,512

S&P 500 Index                                  1998*              10.00              11.45           118,264
                                               1999               11.45              14.19           324,817
                                               2000               14.19              12.64           319,024
                                               2001               12.64              10.81           261,808
                                               2002               10.81               8.24           189,257
                                               2003                8.24              10.39           160,544

Small Cap Growth                               1999*              10.00              14.12             1,003
                                               2000               14.12              11.57             4,530
                                               2001               11.57               6.90             3,437
                                               2002                6.90               4.83             2,950
                                               2003                4.83               6.92             2,693


FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Mid Cap Opportunity                            1999*             $10.00             $14.87               240
                                               2000               14.87              13.45             6,600
                                               2001               13.45              11.54             5,613
                                               2002               11.54               8.47             3,301
                                               2003                8.47              12.22             4,665

Capital Growth                                 1999*              10.00              30.94             1,323
                                               2000               30.94              22.58             4,844
                                               2001               22.58              19.01             4,784
                                               2002               19.01              10.86             2,916
                                               2003               10.86              15.01             2,472
Blue Chip                                      2001               10.57               9.98               198
                                               2002                9.98               7.93               198
                                               2003                7.93               9.90             5,708

Nasdaq-100 Index                               2000*              10.00               6.03             1,532
                                               2001                6.03               4.01             1,804
                                               2002                4.01               2.48             6,071
                                               2003                2.48               3.61             5,090

High Income Bond                               2002                9.36               9.61               499
                                               2003                9.61              11.64             4,544

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs CORE U.S. Equity                 1999*              10.00              12.49             9,482
                                               2000               12.49              11.13            12,704
                                               2001               11.13               9.66            12,090
                                               2002                9.66               7.44            11,603
                                               2003                7.44               9.50             2,232

Goldman Sachs Capital Growth                   1998*              10.00              11.58            36,645
                                               1999               11.58              14.52            55,854
                                               2000               14.52              13.18            50,896
                                               2001               13.18              11.12            47,707
                                               2002               11.12               8.30            30,917
                                               2003                8.30              10.12            27,886

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                                         1999*              10.00              16.41            14,331
                                               2000               16.41              13.83            46,083
                                               2001               13.83              10.26            40,381
                                               2002               10.26               7.44            35,416
                                               2003                7.44               9.66            23,316


FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Worldwide Growth                               1998*             $10.00             $10.31            63,482
                                               1999               10.31              16.72           141,812
                                               2000               16.72              13.90           153,172
                                               2001               13.90              10.63           113,857
                                               2002               10.63               7.81            86,447
                                               2003                7.81               9.55            66,624

Balanced                                       1998*              10.00              11.96           142,767
                                               1999               11.96              14.95           401,500
                                               2000               14.95              14.40         2,675,114
                                               2001               14.40              13.54           360,910
                                               2002               13.54              12.49           291,172
                                               2003               12.49              14.05           244,365

LAZARD RETIREMENT SERIES, INC.:

Lazard Retirement Emerging Markets             1997               10.00               9.79            32,560
                                               1998                9.79               6.03            51,176
                                               1999                6.03              11.48            43,692
                                               2000               11.48               8.14            43,587
                                               2001                8.14               7.62            32,274
                                               2002                7.62               7.41            28,005
                                               2003                7.41              11.17            21,514

Lazard Retirement Small Cap                    2002               12.97              10.53             3,908
                                               2003               10.53              14.25             2,895

MFS VARIABLE INSURANCE TRUST:

Total Return                                   2002               10.00              10.18             4,080
                                               2003               10.18              11.64             8,712

PBHG INSURANCE SERIES FUND:

Technology & Communications                    2000*              10.00               5.33             5,248
                                               2001                5.33               2.51             4,693
                                               2002                2.51               1.14             5,966
                                               2003                1.14               1.63            11,329

PIMCO VARIABLE INSURANCE TRUST:

Real Return                                    2002               10.00              10.66             1,781
                                               2003               10.66              11.45             5,612

Total Return                                   2002               10.00              10.42               247
                                               2003               10.42              10.79             2,505


FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
STRONG VARIABLE INSURANCE PRODUCTS FUND, INC.:

Strong Mid Cap Growth II                       1999*             $10.00             $21.58             1,645
                                               2000               21.58              18.13             8,789
                                               2001               18.13              12.38            11,444
                                               2002               12.38               7.62             9,488
                                               2003                7.62              10.09             9,422

Strong Opportunity II                          1999*              10.00              12.69               118
                                               2000               12.69              13.35               647
                                               2001               13.35              12.67             3,911
                                               2002               12.67               9.15             7,451
                                               2003                9.15              12.36             6,973

Strong Multi Cap Value II                      2001                9.56               9.82             2,201
                                               2002                9.82               7.44                 0
                                               2003                7.44              10.16                 0

FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:

VIP Contrafund                                 2001                9.22               7.96             2,725
                                               2002                7.96               7.10             2,365
                                               2003                7.10               8.97             9,200

VIP Mid Cap                                    2000*              10.00              11.15             2,296
                                               2001               11.15              10.61             1,406
                                               2002               10.61               9.41             3,942
                                               2003                9.41              12.83             5,181

VIP Growth                                     2000*              10.00               8.45             2,662
                                               2001                8.45               6.85             5,871
                                               2002                6.85               4.71             5,217
                                               2003                4.71               6.15             9,718

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:

U.S. Real Estate                               1999*              10.00               8.69             3,270
                                               2000                8.69              11.08            11,549
                                               2001               11.08              12.00            10,323
                                               2002               12.00              11.74               391
                                               2003               11.74              15.92               771

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB):

Corporate Bond                                 2001               11.44              11.53            73,787
                                               2002               11.53              12.06            67,190
                                               2003               12.06              12.85            53,559

Equity Income                                  2001               14.28              13.73           483,385
                                               2002               13.73              11.20           365,994
                                               2003               11.20              13.99           309,372


* S&P 500 Index, Goldman Sachs Capital Growth, Janus Worldwide Growth and Janus Balanced funds were made available under these contracts May 1, 1998. Small Cap Growth, Mid Cap Opportunity, Capital Growth,

FORM V-4822

High Income Bond, Blue Chip, Goldman Sachs, CORE U.S. Equity, Goldman Sachs Growth and Income, Janus Growth, Lazard Small Cap, PBHG Technology and Communications portfolio, Van Kampen (formerly Morgan Stanley) U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Multi Cap Value II (formerly called Strong Schafer Value II) funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Fidelity Variable Insurance Products funds were made available May 1, 2000. The First American Insurance Portfolios were made available December 15, 2001. The MFS Variable Insurance Trust, PIMCO Variable Insurance Trust and The Prudential Series Fund, Inc. were made available August 1, 2002.


           "TOP TRADITION" FLEXIBLE PURCHASE PAYMENT VARIABLE ANNUITY


This series of variable annuity contracts began on September 10, 1984. Since then, the following changes have been made to available Funds:

April 30, 1993        Ohio National Fund International portfolio was added

May 1, 1994           Ohio National Fund Capital Appreciation and Discovery
                      portfolios were added

March 31, 1995        Ohio National Fund International Small Company and
                      Aggressive Growth portfolios were added

January 3, 1997       Ohio National Fund S&P 500 Index, Core Growth, Growth &
                      Income and Social Awareness portfolios were added

November 1, 1999      Ohio National Fund Capital Growth, High Income Bond, Equity
                      Income and Blue Chip portfolios, the Dow Target Variable
                      Funds, the Goldman Sachs Variable Insurance Trust funds, the
                      Janus Aspen (Institutional Shares) portfolios, the Lazard
                      Retirement Series portfolios, the Strong Variable Insurance
                      Funds and the Van Kampen (formerly called Morgan Stanley)
                      Universal Institutional Funds (Class I) U.S. Real Estate
                      portfolio were added

May 1, 2000           Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen
                      Series Service Shares portfolios, PBHG Technology &
                      Communications portfolio and Fidelity Variable Insurance
                      Products portfolios were added; Janus Aspen Series
                      Institutional Shares portfolios were no longer available in new contracts

May 1, 2001           Strong Multi Cap Value Fund II (formerly called Strong
                      Schafer Value Fund II) was no longer available in new
                      contracts

November 1, 2001      JPMorgan Series Trust portfolios and MFS Variable Insurance
                      Trust funds were added

May 1, 2002           Ohio National Fund Bristol and Bryton Growth portfolios were added

August 1, 2002        PIMCO Variable Insurance Trust portfolios were added

May 1, 2003           Calvert Variable Series, Inc. Social Equity portfolio
                      replaced Ohio National Fund Social Awareness portfolio
                      through merger. Dreyfus Variable Investment Fund, Janus
                      Aspen Series International Growth portfolio, The Prudential
                      Series Fund, Inc., Royce Capital Fund and UBS Series Trust
                      added. Van Kampen Universal Institutional Funds (Class I)
                      U.S. Real Estate portfolio discontinued for new contracts,
                      Van Kampen Universal Institutional Funds (Class II) added
                      for new contracts, and The Dow Target Variable Fund LLC
                      Quarterly portfolios replaced monthly portfolios through
                      mergers

Values for series of contracts that we no longer issue are listed on pages 25 to 36.

FORM V-4822

OHIO NATIONAL FUND, INC.:


                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAA Equity                                1994            $30.15            $29.90          1,288,052
                                          1995             29.90             37.62          1,394,001
                                          1996             37.62             44.03          1,505,499
                                          1997             44.03             51.47          1,554,930
                                          1998             51.47             53.82          1,469,467
                                          1999             53.82             63.81          1,219,724
                                          2000             63.81             58.92          1,047,847
                                          2001             58.92             53.36            987,197
                                          2002             53.36             42.89            847,700
                                          2003             42.89             61.24            780,609

VAB Equity                                1994             30.88             30.62            561,394
                                          1995             30.62             38.52            622,321
                                          1996             38.52             45.09            680,118
                                          1997             45.09             52.70            695,574
                                          1998             52.70             55.14            670,584
                                          1999             55.14             65.34            566,619
                                          2000             65.34             60.34            485,303
                                          2001             60.34             54.65            430,401
                                          2002             54.65             43.92            335,950
                                          2003             43.92             62.71            295,374

VAA Money Market                          1994             15.73             16.18             69,638
                                          1995             16.18             16.90            130,218
                                          1996             16.90             17.58            175,232
                                          1997             17.58             18.33            122,725
                                          1998             18.33             19.10            133,824
                                          1999             19.10             19.85            241,774
                                          2000             19.85             20.88            144,673
                                          2001             20.88             21.43            238,064
                                          2002             21.43             21.49            244,915
                                          2003             21.49             21.42            198,840

VAB Money Market                          1994             15.87             16.32             43,614
                                          1995             16.32             17.05             43,415
                                          1996             17.05             17.73             83,494
                                          1997             17.73             18.48             80,528
                                          1998             18.48             19.27             54,060
                                          1999             19.27             20.02            129,935
                                          2000             20.02             21.05             54,882
                                          2001             21.05             21.62            143,776
                                          2002             21.62             21.68             99,162
                                          2003             21.68             21.60             69,694

VAA Bond                                  1994             21.89             20.82            118,724
                                          1995             20.82             24.48            130,720
                                          1996             24.48             25.11            139,016
                                          1997             25.11             27.14            128,523
                                          1998             27.14             28.25            136,752
                                          1999             28.25             28.10            115,712
                                          2000             28.10             29.43             91,351
                                          2001             29.43             31.56            118,879
                                          2002             31.56             33.91            134,726
                                          2003             33.91             37.05            109,687


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAB Bond                                  1994            $20.25            $19.26             84,726
                                          1995             19.26             22.65             94,683
                                          1996             22.65             23.24            100,642
                                          1997             23.24             25.12            103,698
                                          1998             25.12             26.14            122,870
                                          1999             26.14             26.01             96,317
                                          2000             26.01             27.23             74,174
                                          2001             27.23             29.20             98,552
                                          2002             29.20             31.38             97,963
                                          2003             31.38             34.29             82,203

VAA Omni                                  1994             24.56             24.16          1,248,250
                                          1995             24.16             29.34          1,272,672
                                          1996             29.34             33.53          1,384,658
                                          1997             33.53             39.18          1,431,184
                                          1998             39.18             40.51          1,380,277
                                          1999             40.51             44.62          1,081,115
                                          2000             44.62             37.58            866,823
                                          2001             37.58             32.31            716,682
                                          2002             32.31             24.68            594,964
                                          2003             24.68             30.81            517,789

VAB Omni                                  1994             24.42             24.03            658,067
                                          1995             24.03             29.18            646,847
                                          1996             29.18             33.35            703,470
                                          1997             33.35             38.97            744,774
                                          1998             38.97             40.29            724,292
                                          1999             40.29             44.38            576,927
                                          2000             44.38             37.38            461,399
                                          2001             37.38             32.14            359,975
                                          2002             32.14             24.55            288,071
                                          2003             24.55             30.64            247,514



                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------

S&P 500 Index                             1997            $10.00            $13.03          152,864       103,761
                                          1998             13.03             16.76          684,474       342,016
                                          1999             16.76             20.82        1,516,466       626,757
                                          2000             20.82             18.61        1,352,791       572,518
                                          2001             18.61             15.95        1,203,210       485,469
                                          2002             15.95             12.21        1,062,848       413,646
                                          2003             12.21             15.44          986,495       341,395

International                             1994             12.40             13.26        1,626,139       909,768
                                          1995             13.26             14.70        1,803,630       909,290
                                          1996             14.70             16.65        2,157,623     1,186,643
                                          1997             16.65             16.82        2,305,256     1,230,232
                                          1998             16.82             17.28        1,878,181     1,021,072
                                          1999             17.28             28.61        1,299,713       755,373
                                          2000             28.61             22.02        1,190,355       680,017
                                          2001             22.02             15.34        1,077,389       577,856
                                          2002             15.34             12.04          933,614       473,133
                                          2003             12.04             15.79          823,762       383,253


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
International Small Company               1995            $10.00            $10.13            3,870        10,852
                                          1996             10.13             11.23           68,964        60,596
                                          1997             11.23             12.40          115,590       106,262
                                          1998             12.40             12.70          113,662       111,352
                                          1999             12.70             26.19          157,347       119,756
                                          2000             26.19             18.06          174,381       124,693
                                          2001             18.06             12.63          148,637       109,586
                                          2002             12.63             10.62          134,150        90,154
                                          2003             10.62             16.17          131,050        86,116

Capital Appreciation                      1995             10.00             11.37          126,633       130,970
                                          1996             11.37             13.02          379,717       312,799
                                          1997             13.02             14.83          550,059       372,993
                                          1998             14.83             15.54          606,078       366,130
                                          1999             15.54             16.36          536,419       332,204
                                          2000             16.36             21.28          438,550       310,191
                                          2001             21.28             23.09          506,990       311,695
                                          2002             23.09             18.24          468,721       300,763
                                          2003             18.24             23.73          418,784       233,847

Discovery                                 1995             10.00             12.20          154,063        15,532
                                          1996             12.20             14.21          454,045       147,557
                                          1997             14.21             15.24          649,957       212,467
                                          1998             15.24             16.67          665,332       236,231
                                          1999             16.67             34.04          776,055       286,164
                                          2000             34.04             29.89          755,719       286,083
                                          2001             29.89             24.14          679,746       243,056
                                          2002             24.14             16.06          605,966       204,134
                                          2003             16.06             21.87          541,497       173,031

Aggressive Growth                         1995             10.00             10.50            9,491         9,448
                                          1996             10.50             10.46          107,442        68,715
                                          1997             10.46             11.65          178,651       109,334
                                          1998             11.65             12.42          200,721       104,679
                                          1999             12.42             13.00          191,692        87,207
                                          2000             13.00              9.34          241,489       101,866
                                          2001              9.34              6.30          220,085        93,890
                                          2002              6.30              4.49          214,617        79,553
                                          2003              4.49              5.84          212,331        71,645

Small Cap Growth                          1997             10.00              9.59          146,611        89,830
                                          1998              9.59             10.32          138,652        97,692
                                          1999             10.32             20.92          202,849       139,073
                                          2000             20.92             17.20          251,363       177,009
                                          2001             17.20             10.29          201,045       133,771
                                          2002             10.29              7.21          174,699       110,406
                                          2003              7.21             10.37          151,471        83,787

Mid Cap Opportunity                       1997             10.00             13.51          146,772       144,903
                                          1998             13.51             14.31          467,063       270,510
                                          1999             14.31             22.96          756,197       376,028
                                          2000             22.96             20.83          737,706       356,052
                                          2001             20.83             17.93          694,773       321,519
                                          2002             17.93             13.19          616,115       284,594
                                          2003             13.19             19.09          582,520       243,025


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Capital Growth                            1999            $10.00            $14.20           14,665        10,147
                                          2000             14.20             10.39          190,727        82,911
                                          2001             10.39              8.78          153,164        56,617
                                          2002              8.78              5.03          139,042        53,604
                                          2003              5.03              6.97          114,522        42,681

High Income Bond                          1999             10.00             10.29            1,173         1,233
                                          2000             10.29              9.45            2,313           473
                                          2001              9.45              9.75           20,599         4,375
                                          2002              9.75             10.02           27,079        18,792
                                          2003             10.02             12.17           36,128        15,768

Blue Chip                                 2000             10.00             10.36           10,270        19,912
                                          2001             10.36              9.81           42,464        27,256
                                          2002              9.81              7.82           47,593        26,185
                                          2003              7.82              9.79           57,233        17,600

Nasdaq-100 Index                          2000             10.00              6.05           47,476        17,683
                                          2001              6.05              4.03           69,922        40,975
                                          2002              4.03              2.50           86,697        62,682
                                          2003              2.50              3.65          140,108        45,176

Bristol                                   2002             10.00              7.84            2,114             0
                                          2003              7.84             10.27            6,755           518

Bryton Growth                             2002             10.00              6.83            3,554         3,132
                                          2003              6.83              9.16           13,953         1,867

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Growth & Income                           1999             10.00             10.50            2,420         1,685
                                          2000             10.50              9.90           18,028         7,957
                                          2001              9.90              8.88           19,256         9,172
                                          2002              8.88              7.79           16,086        11,484
                                          2003              7.79              9.58           19,436        19,703

CORE U.S. Equity                          1999             10.00             10.92            6,751         6,222
                                          2000             10.92              9.77           15,496         7,309
                                          2001              9.77              8.51           11,782         5,966
                                          2002              8.51              6.57           14,974         8,119
                                          2003              6.57              8.42           18,201         6,668

Capital Growth                            1999             10.00             11.18            7,407             0
                                          2000             11.18             10.18           17,879         4,319
                                          2001             10.18              8.61           18,972         4,081
                                          2002              8.61              6.44           20,955         3,571
                                          2003              6.44              7.89           22,684         2,899

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                                    1999             10.00             11.66          140,899        70,201
                                          2000             11.66              9.85          419,996       215,149
                                          2001              9.85              7.33          402,977       175,696
                                          2002              7.33              5.33          334,455       137,700
                                          2003              5.33              6.95          266,246       110,989

Worldwide Growth                          1999             10.00             13.23           84,104        30,873
                                          2000             13.23             11.03          329,043       185,163
                                          2001             11.03              8.46          307,065       153,709
                                          2002              8.46              6.24          250,428       124,092
                                          2003              6.24              7.65          213,452        85,316


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Balanced                                  1999            $10.00            $11.03           60,253        47,022
                                          2000             11.03             10.66          270,044       134,438
                                          2001             10.66             10.05          326,327       118,926
                                          2002             10.05              9.30          325,549       108,572
                                          2003              9.30             10.49          303,570       107,943

JANUS ASPEN SERIES SERVICE SHARES:

Growth                                    2000             10.00              8.09           46,806        24,536
                                          2001              8.09              6.01           62,090        43,180
                                          2002              6.01              4.36           74,617        33,865
                                          2003              4.36              5.67           58,463        13,641

Worldwide Growth                          2000             10.00              8.00           55,698        13,512
                                          2001              8.00              6.12           73,156        18,962
                                          2002              6.12              4.50           91,603        19,577
                                          2003              4.50              5.50           78,874        16,742

Balanced                                  2000             10.00              9.74           15,548         4,258
                                          2001              9.74              9.16           45,265        25,268
                                          2002              9.16              8.46           74,427        29,285
                                          2003              8.46              9.51           87,012        33,700

LAZARD RETIREMENT SERIES, INC.:

Lazard Retirement Small Cap               1999             10.00             10.54              875           698
                                          2000             10.54             12.62            7,263        11,265
                                          2001             12.62             14.80            5,795        34,423
                                          2002             14.80             12.06          103,931        47,501
                                          2003             12.06             16.36          102,226        33,976

Lazard Retirement Emerging Markets        1999             10.00             12.51            7,037           186
                                          2000             12.51              8.90           11,322         3,737
                                          2001              8.90              8.36           12,483         6,276
                                          2002              8.36              8.14           31,520        12,594
                                          2003              8.14             12.32           28,285        12,694

THE PRUDENTIAL SERIES FUND, INC.:

Jennison 20/20 Focus                      2003             10.00             12.35              167             0
Jennison                                  2003             10.00             12.16            1,595           182

UBS SERIES TRUST:

Tactical Allocation                       2003             10.00             12.11            1,565             0

PBHG INSURANCE SERIES FUND:

Technology & Communications               2000             10.00              5.34           87,810        60,363
                                          2001              5.34              2.52           89,491        42,435
                                          2002              2.52              1.15           96,108       196,838
                                          2003              1.15              1.65          109,806        12,966


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
PIMCO VARIABLE INSURANCE TRUST:

Real Return                               2002            $10.00            $10.67           33,034         6,178
                                          2003             10.67             11.49           60,928       104,730

Total Return                              2002             10.00             10.43           12,084         3,759
                                          2003             10.43             10.84           30,940        99,308

Global Bond                               2002             10.00             10.69            8,062           213
                                          2003             10.69             12.10           12,396           992

STRONG VARIABLE INSURANCE FUNDS, INC.:

Strong Mid Cap Growth II                  1999             10.00             12.92           15,604         6,551
                                          2000             12.92             10.88          136,549        72,369
                                          2001             10.88              7.45          132,257        75,993
                                          2002              7.45              4.60          131,912        56,003
                                          2003              4.60              6.11          136,978        34,323

Strong Opportunity II                     1999             10.00             11.16            1,268           493
                                          2000             11.16             11.77           28,808         7,605
                                          2001             11.77             11.21           44,704        13,317
                                          2002             11.21              8.11           64,592        17,403
                                          2003              8.11             10.99           65,730         1,110

Strong Multi Cap Value II                 1999             10.00             10.28              372           559
                                          2000             10.28             10.97           27,544        14,971
                                          2001             10.97             11.30           17,541         5,895
                                          2002             11.30              8.59            9,258         3,816
                                          2003              8.59             11.75            9,480         4,434

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2):

VIP Contrafund                            2000             10.00              9.24            3,208         8,703
                                          2001              9.24              8.00           20,366        11,459
                                          2002              8.00              7.16           41,004        32,449
                                          2003              7.16              9.07           85,522        39,984

VIP Mid Cap                               2000             10.00             11.17           32,053        21,875
                                          2001             11.17             10.66           59,049        52,867
                                          2002             10.66              9.48          130,804        81,151
                                          2003              9.48             12.97          142,617        79,182

VIP Growth                                2000             10.00              8.47           15,086        23,135
                                          2001              8.47              6.88           29,089        44,546
                                          2002              6.88              4.74           40,662        50,852
                                          2003              4.74              6.22           58,159         1,228

J.P. MORGAN SERIES TRUST II:

JPMorgan Mid Cap Value                    2001             10.00             10.96            2,675             0
                                          2002             10.96             10.93           18,428         5,834
                                          2003             10.93             14.01           23,192         6,134


FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
JPMorgan Small Company                    2002            $10.00            $ 8.67            5,552             0
                                          2003              8.67             11.66            6,664         5,574

CALVERT VARIABLE SERIES, INC.:

Social Equity                             2003             10.00              6.69           19,291         7,851

DREYFUS VARIABLE INVESTMENT:

Fund-Service Shares Appreciation          2003             10.00             11.71            1,874           617

ROYCE CAPITAL FUND:

Small Cap                                 2003             10.00             13.98           19,826         4,579

Micro Cap                                 2003             10.00             14.71           15,361         7,232

MFS VARIABLE INSURANCE TRUST:

MFS Investors Growth Stock                2001             10.00             10.71            2,511             0
                                          2002             10.71              7.66            3,427           301
                                          2003              7.66              9.29            4,377           339

MFS Mid Cap Growth                        2001             10.00             11.10              425         1,195
                                          2002             11.10              6.21            1,979            99
                                          2003              6.21              8.39            8,022           166

MFS New Discovery                         2001             10.00             11.55            3,624             0
                                          2002             11.55              7.79            5,703           236
                                          2003              7.79             10.29            7,421         1,091

MFS Total Return                          2001             10.00             10.26            4,371           349
                                          2002             10.26              9.60           77,880        23,163
                                          2003              9.60             11.02          104,144        34,123

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS I):

U.S. Real Estate                          1999             10.00             10.15            2,245         5,754
                                          2000             10.15             12.97           34,794        16,383
                                          2001             12.97             14.09           13,869         7,767
                                          2002             14.09             13.83           15,072         6,240
                                          2003             13.83             18.81           22,541         9,846

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II):

Core Plus Fixed Income                    2003             10.00             11.53              291           281

U.S. Real Estate                          2003             10.00             12.80            1,033            20


FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

FORM V-4822

                                 OHIO NATIONAL

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $12 billion and equity of approximately $1 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in

FORM V-4822

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.


Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may no longer be established. Elective deferrals under a salary reduction SEPP-IRA are subject to an inflation-adjusted limit which is $13,000 for 2004.



The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2004 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age


FORM V-4822

50 or older may make an additional IRA contribution of $500 per year until 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.


Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $41,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.


The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

FORM V-4822

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

FORM V-4822

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1999, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

FORM V-4822

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)


An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $9,000 in 2004 (increasing to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,500 in 2004 (increasing $500 per year to an additional $2,500 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.


REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                         AGE 65                         AGE 70
                      GUARANTEED                     GUARANTEED                     GUARANTEED
                   SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
             ----------------------------   ----------------------------   ----------------------------
                                $2,000                         $2,000                         $2,000
                $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   ------------   -------------   ------------   -------------   ------------
     1         $    933        $ 1,895        $    933        $ 1,895        $    933        $ 1,895
     2            1,917          1,955           1,917          1,955           1,917          1,955
     3            2,933          2,006           2,933          2,006           2,933          2,006
     4            3,990          2,058           3,990          2,058           3,990          2,058
     5            5,089          2,116           5,089          2,116           5,089          2,116
     6            6,234          2,177           6,234          2,177           6,234          2,177
     7            7,435          2,240           7,435          2,240           7,435          2,240
     8            8,686          2,306           8,686          2,306           8,868          2,306
     9           10,069          2,529          10,069          2,529          10,069          2,529
    10           11,506          2,600          11,506          2,600          11,506          2,600
    15           19,604          3,001          19,604          3,001          19,604          3,001
    20           29,456          3,489          29,456          3,489          29,456          3,489
    25           41,442          4,082          41,442          4,082          41,442          4,082
    30           56,026          4,804          56,026          4,804          56,026          4,804
    35           73,769          5,683          73,769          5,683          73,769          5,683
    40           95,356          6,751          95,356          6,751          95,356          6,751
    45          121,620          8,051         121,620          8,051         121,620          8,051
    50          153,574          9,633         153,574          9,633         153,574          9,633
    55          192,451         11,558         192,451         11,558         192,451         11,558
    60          239,751         13,900         239,751         13,900         239,751         13,900
    65                                         297,298         16,748         297,298         16,748
    70                                         367,313         20,215         367,313         20,215

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

FORM V-4822

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities (VAA only)
Financial Statements

FORM V-4822

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                May 1, 2004




This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") single purchase payment individual variable annuity contracts May 1, 2004.
To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.


                                Table of Contents


          Custodian .........................................................................   2
          Independent Certified Public Accountants ..........................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements




                                   "TOP PLUS"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's and VAB's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Ohio National Variable Accounts A or B and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2003 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of accounting for embedded reinsurance derivatives. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

                              Aggregate           Retained
Year                         Commissions        Commissions
----                         -----------        -----------

2003                        $91,054,326         $12,995,595
2002                        $80,193,871         $11,703,457
2001                        $71,902,574         $ 9,756,149
2000                        $36,865,077         $ 6,236,346



For contracts issued by VAB, those amounts have been:

                             Aggregate           Retained
Year                        Commissions        Commissions
----                        -----------        -----------

2003                         $1,143,951          $163,269
2002                         $1,670,023          $243,722
2001                         $1,303,064          $176,807


CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2003, was 0.72%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (October 7, 1993). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown.


The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2003 (assuming surrender of the contract then) are as follows:



                                                                               From Fund   Returns in  Inception
                                             1 Year      5 Year      10 Year   Inception       VAA       Date

Top Plus   DECEMBER 31, 2003
OHIO NATIONAL FUND
Money Market                                 -6.16%       2.15%       3.34%        5.43%        5.43%      07/31/80
Equity                                       37.06%       2.46%       7.56%        8.80%        8.80%      01/14/71
Bond                                          3.48%       5.46%       5.62%        7.09%        7.09%      11/02/82
Omni                                         19.07%      -5.64%       2.59%        6.22%        6.22%      09/10/84
S&P 500 Index                                20.70%      -1.86%        n/a         6.62%        6.62%      01/03/97
International                                25.41%      -2.02%       2.65%        4.58%        4.58%      05/03/93
International Small Co                       46.54%       4.83%        n/a         6.64%        6.64%      03/31/95
Capital Appreciation                         24.35%       8.77%        n/a        10.72%       10.72%      04/30/94
Discovery                                    30.44%       5.47%        n/a        11.61%       11.61%      04/30/94
Aggressive Growth                            24.32%     -14.58%        n/a        -3.80%       -3.80%      03/31/95
Mid Cap Opportunity                          39.04%       5.83%        n/a         9.91%        9.91%      01/03/97
Capital Growth                               32.85%       7.93%        n/a         7.84%        7.84%      05/01/98
High Income Bond                             15.69%       3.48%        n/a         3.07%        3.07%      05/01/98
Blue Chip                                    19.45%      -0.40%        n/a         0.14%        0.14%      05/01/98
Small Cap Growth                             38.05%      -0.09%        n/a         0.72%        0.72%      01/02/97
Nasdaq-100 Index                             40.54%        n/a         n/a       -25.62%      -25.62%      05/01/00
Bristol                                      25.28%        n/a         n/a        -1.15%       -1.15%      05/01/02
Bryton                                       28.40%        n/a         n/a        -8.06%       -8.06%      05/01/02
CALVERT
Social Equity                                16.97%        n/a         n/a        -0.88%       13.23%      04/30/02
THE DOW TARGET
Dow Target 10 - First Qtr                    18.13%        n/a         n/a         1.21%        1.21%      01/04/99
Dow Target 10 - Second Qtr                   21.22%        n/a         n/a         3.27%        3.27%      04/01/99
Dow Target 10 - Third Qtr                    17.36%        n/a         n/a        -0.85%       -0.85%      07/01/99
Dow Target 10 - Fourth Qtr                   16.71%        n/a         n/a         2.24%        2.24%      10/02/99
Dow Target 5 - First Qtr                     12.48%        n/a         n/a         1.78%        1.78%      01/01/00
Dow Target 5 - Second Qtr                    16.15%        n/a         n/a         4.27%        4.27%      04/01/00
Dow Target 5 - Third Qtr                      7.86%        n/a         n/a         2.28%        2.28%      07/01/00
Dow Target 5 - Fourth Qtr                    12.48%        n/a         n/a         0.46%        0.46%      10/01/99
DREYFUS (FAYEZ SAROFIM)
Appreciation                                 13.72%        n/a         n/a        -2.93%       11.34%      12/29/99
FIDELITY (SERVICE CLASS 2 SHARES)
Contrafund                                   21.05%       1.86%        n/a        12.90%       -3.01%      01/31/95
Growth                                       25.36%      -2.97%       8.30%       10.33%      -12.83%      10/31/86
Mid Cap                                      31.02%      17.71%        n/a        17.62%        7.54%      12/31/98
Equity-Income                                22.56%       1.91%       9.71%       10.04%        5.59%      10/01/03
GOLDMAN SACHS
Growth & Income                              17.25%      -1.22%        n/a        -0.10%       -2.98%      01/12/98
CORE U.S. Equity                             22.32%      -1.30%        n/a         1.30%       -0.58%      02/12/98
Capital Growth                               16.63%      -2.61%        n/a         0.00%        0.00%      04/30/98
JANUS ASPEN SERIES (SERVICE SHARES)
Growth                                       24.32%      -3.81%       7.76%        7.78%      -15.15%      09/13/93
International Growth                         27.33%       1.57%        n/a         9.67%      -14.82%      05/02/94
Worldwide Growth                             16.58%      -1.79%       8.85%       10.35%       -1.88%      09/13/93
Balanced                                      6.71%       3.36%      10.72%       11.04%      -14.42%      09/13/93
J.P. MORGAN
JPMorgan Small Co                            28.77%       3.36%        n/a         8.79%        0.10%      01/03/95
JPMorgan Mid Cap Value                       22.47%        n/a         n/a        15.52%       16.08%      09/28/01
LAZARD
Lazard Retirement Small Cap                  30.00%      10.00%        n/a         7.26%       10.27%      11/04/97
Lazard Retirement Emerging Markets           45.58%       8.09%        n/a         1.35%        4.81%      11/03/97
MFS
New Discovery                                26.24%        n/a         n/a        -7.52%        0.82%      05/01/00
Investors Growth Stock                       15.51%        n/a         n/a       -14.99%       -3.80%      05/01/00
Mid Cap Growth                               29.39%        n/a         n/a       -14.26%       -9.01%      05/01/00
Total Return                                  8.97%        n/a         n/a         4.63%        4.88%      05/01/00
PIMCO
Real Return                                   1.88%        n/a         n/a        10.40%        7.27%      09/30/99
Total Return                                 -1.89%       5.06%        n/a         5.64%        2.97%      12/31/97
Global Bond                                   7.42%        n/a         n/a        14.36%       11.59%      01/10/02
PRUDENTIAL
Jennison 20/20                               21.65%        n/a         n/a         0.38%       -3.57%      05/02/99
Jennison                                     22.45%      -5.33%        n/a         7.19%      -14.04%      04/25/95
ROYCE
Micro-Cap                                    41.84%      17.86%        n/a        16.02%       42.08%      12/31/96
Small-Cap                                    33.84%      15.15%        n/a        13.44%       18.20%      12/31/96
UBS SERIES TRUST
Tactical Allocation                          20.24%      -1.29%        n/a         2.97%       -6.68%      09/29/98
VAN KAMPEN (CLASS II SHARES)
Core Plus Fixed Income                        n/a          n/a         n/a        -4.54%       -3.80%      05/02/03
U.S. Real Estate                              n/a          n/a         n/a        22.19%       39.24%      05/01/03




*The "Returns in VAA and VAB" are the standardized total returns from the time these Funds were added to VAA or VAB through December 31, 2002. The Goldman Sachs Variable Funds and Janus Aspen Series were added May 1, 1998. The Lazard Retirement Series Funds were added May 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The PIMCO Variable Insurance Trust portfolios were added August 1, 2002. The Calvert Variable Series, Dreyfus Variable Investment Fund, Royce Capital Fund, UBS Series Trust and Janus Aspen International Growth Funds were added May 1, 2003. The Fidelity VIP Equity-Income portfolio was added October 1, 2003.



                                        3

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

[KPMG LOGO]

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                   (With Independent Auditors' Report Thereon)

[KPMG LOGO]
           KPMG LLP                                       Telephone 614 249 2300
           Suite 500                                      Fax 614 249 2348
           191 West Nationwide Boulevard
           Columbus, OH 43215-2568

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Companies) as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2(m) to the consolidated financial statements, the Companies changed their method of accounting for embedded reinsurance derivatives in 2003.

                                    (KPMG LLP)

February 6, 2004

[LOGO] KPMG LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG international, a Swiss cooperative.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 2003 and 2002

                  (dollars in thousands, except share amounts)

                                                                    2003           2002
                                                                 -----------    ----------
                                      ASSETS
Investments (notes 5, 9, and 10):
    Securities available-for-sale, at fair value:
       Fixed maturities                                          $ 6,247,095     5,462,640
       Equity securities                                                 909           901
    Fixed maturities held-to-maturity, at amortized cost             649,192       742,812
    Fixed maturity trading securities, at fair value                 656,817            --
    Mortgage loans on real estate, net                             1,212,737     1,114,147
    Real estate, net                                                   9,138        39,991
    Policy loans                                                     184,264       179,258
    Other long-term investments                                       47,522        57,296
                                                                 -----------    ----------
                  Total investments                                9,007,674     7,597,045

Cash                                                                  88,821        99,958
Accrued investment income                                            110,350        96,674
Deferred policy acquisition costs                                    603,363       499,413
Reinsurance recoverable (note 15)                                    918,429     1,099,086
Other assets                                                          16,781        44,569
Assets held in Separate Accounts                                   2,272,362     1,728,395
                                                                 -----------    ----------
                  Total assets                                   $13,017,780    11,165,140
                                                                 ===========    ==========
                        LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits and claims (note 6)                       $ 8,503,492     7,159,320
Policyholders' dividend accumulations                                 58,295        58,887
Other policyholder funds                                              20,762        19,518
Notes payable (net of unamortized discount of $505 in 2003 and
    $549 in 2002) (note 7)                                           134,495       134,451
Federal income taxes (note 8):
    Current                                                            6,226            --
    Deferred                                                          72,924        39,323
Other liabilities                                                    830,527     1,141,936
Liabilities related to Separate Accounts                           2,261,434     1,717,682
                                                                 -----------    ----------
                  Total liabilities                               11,888,155    10,271,117
                                                                 -----------    ----------
 Commitments and contingencies (notes 8, 10, 14, and 15)

 Stockholder's equity (notes 3 and 12):
    Class A common stock, $ 1 par value. Authorized,
       issued, and outstanding 10,000,000 shares                      10,000        10,000
    Additional paid-in capital                                       149,976        53,976
    Accumulated other comprehensive income                            75,614        50,838
    Retained earnings                                                894,035       779,209
                                                                 -----------    ----------
                  Total stockholder's equity                       1,129,625       894,023
                                                                 -----------    ----------
                  Total liabilities and stockholder's equity     $13,017,780    11,165,140
                                                                 ===========    ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 2003, 2002, and 2001

                             (dollars in thousands)

                                                                 2003           2002          2001
                                                               ---------       -------       -------
Revenues:
   Traditional life insurance premiums                         $ 138,669       127,675       130,100
   Annuity premiums and charges                                   44,968        42,256        30,560
   Universal life policy charges                                  76,110        69,777        65,006
   Accident and health insurance premiums                         17,139        20,210        26,036
   Change in value of trading securities                          31,267            --            --
   Change in value of reinsurance derivatives (notes
   2[m] and 15)                                                   11,423            --            --
   Net investment income (note 5)                                546,864       461,442       413,016
   Net realized losses on investments (note 5)                    (3,350)      (64,164)      (32,061)
   Investment management fees                                      4,224         4,137         4,912
   Other income                                                   24,295        17,822        21,716
                                                               ---------       -------       -------
                                                                 891,609       679,155       659,285
                                                               ---------       -------       -------
Benefits and expenses:
   Benefits and claims                                           475,250       428,029       397,241
   Provision for policyholders' dividends on
      participating policies                                      31,331        30,498        29,674
   Amortization of deferred policy acquisition costs
      excluding impact of realized losses                         64,050        67,483        44,750
   Amortization of deferred policy acquisition costs
      due to realized losses                                      (2,663)      (11,915)       (1,770)
   Other operating costs and expenses (notes 11 and 13)           99,425        92,723        89,559
                                                               ---------       -------       -------
                                                                 667,393       606,818       559,454
                                                               ---------       -------       -------
          Income before Federal income taxes and cumulative
             effect of change in accounting principle            224,216        72,337        99,831
                                                               ---------       -------       -------
Federal income taxes (note 8):
   Current expense                                                42,583        16,072        35,585
   Deferred expense (benefit)                                     31,010         6,176        (1,284)
                                                               ---------       -------       -------
                                                                  73,593        22,248        34,301
                                                               ---------       -------       -------
          Income before cumulative effect of change
             in accounting principle                             150,623        50,089        65,530
                                                               ---------       -------       -------
          Cumulative effect of change in accounting
             principle, net of tax (note 2[m])                   (27,797)           --            --
                                                               ---------       -------       -------
          Net income                                           $ 122,826        50,089        65,530
                                                               =========       =======       =======

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

           Consolidated Statements of Changes in Stockholder's Equity

                 Years ended December 31, 2003, 2002, and 2001

                             (dollars in thousands)

                                                                             ACCUMULATED
                                                               ADDITIONAL      OTHER                       TOTAL
                                                 COMMON         PAID-IN     COMPREHENSIVE   RETAINED    STOCKHOLDER'S
                                                  STOCK         CAPITAL        INCOME       EARNINGS       EQUITY
                                                ---------      ----------   -------------   --------    -------------
2001:
  Balance, beginning of year                    $  10,000         3,976        27,663       663,590        705,229
  Comprehensive income:
     Net income                                        --            --            --        65,530         65,530
     Other comprehensive income (note 4)               --            --        22,798            --         22,798
                                                                                                        ----------
        Total comprehensive income                                                                          88,328
                                                ---------      --------     ---------       -------     ----------
  Balance, end of year                          $  10,000         3,976        50,461       729,120        793,557
                                                =========      ========     =========       =======     ==========
2002:
  Balance, beginning of year                    $  10,000         3,976        50,461       729,120        793,557
  Capital contribution from parent (note 12)           --        50,000            --            --         50,000
  Comprehensive income:
     Net income                                        --            --            --        50,089         50,089
     Other comprehensive income (note 4)               --            --           377            --            377
                                                                                                        ----------
        Total comprehensive income                                                                          50,466
                                                ---------      --------     ---------       -------     ----------
  Balance, end of year                          $  10,000        53,976        50,838       779,209        894,023
                                                =========      ========     =========       =======     ==========
2003:
  Balance, beginning of year                    $  10,000        53,976        50,838       779,209        894,023
  Capital contribution from parent (note 12)           --        96,000            --            --         96,000
  Dividends to stockholder (note 12)                   --            --            --        (8,000)        (8,000)
  Comprehensive income:
     Net income                                        --            --            --       122,826        122,826
     Other comprehensive income (note 4)               --            --        24,776            --         24,776
                                                                                                        ----------
        Total comprehensive income                                                                         147,602
                                                ---------      --------     ---------       -------     ----------
  Balance, end of year                          $  10,000       149,976        75,614       894,035      1,129,625
                                                =========      ========     =========       =======     ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2003, 2002, and 2001

                             (dollars in thousands)

                                                                           2003             2002            2001
                                                                        -----------      ----------      ----------
Cash flows from operating activities:
  Net income                                                            $   122,826          50,089          65,530
  Adjustments to reconcile net income to net cash
     provided by (used in) operating activities:
        Capitalization of deferred policy acquisition costs                (178,011)       (132,655)       (112,655)
        Amortization of deferred policy acquisition costs                    61,387          55,566          42,980
        Amortization and depreciation                                           205          (2,983)         (3,486)
        Realized losses on invested assets, net                               3,350          64,164          32,061
        Change in value of trading securities                               (31,267)             --              --
        Deferred federal income tax expense (benefit)                        31,010           6,176          (1,284)
        Cumulative effect of change in accounting principle                  27,797              --              --
        Change in value of reinsurance derivatives                          (11,423)             --              --
        Increase in accrued investment income                               (13,676)        (13,233)        (17,085)
        Decrease (increase) in other assets                                 (10,521)          8,840        (113,625)
        Net increase (decrease) in Separate Accounts                           (215)          5,438          17,596
        Increase (decrease) in policyholder account balances                (68,484)         41,466          38,226
        Increase (decrease) in policyholders' dividend
           accumulations and other funds                                        652             567             (73)
        Increase (decrease) in current federal income tax payable            10,210         (21,231)         (6,975)
        (Decrease) increase in other liabilities                            (48,740)         51,917         104,053
        Other, net                                                           12,821          (1,783)           (984)
                                                                        -----------      ----------      ----------
              Net cash provided by (used in) operating activities           (92,079)        112,338          44,279
                                                                        -----------      ----------      ----------
Cash flows from investing activities:
  Proceeds from maturity of fixed maturities available-for-sale              31,595          38,644          36,000
  Proceeds from sale of fixed maturities available-for-sale               1,056,320       1,707,319         584,729
  Proceeds from sale of equity securities                                     1,026          49,831              49
  Proceeds from maturity of fixed maturities held-to-maturity               155,611         140,359          73,514
  Proceeds from the sale of held-to-maturity securities                          --          12,130              --
  Proceeds from repayment of mortgage loans on real estate                  131,600         140,320         230,411
  Proceeds from sale of real estate                                          38,280             346           1,244
  Cost of fixed maturities available-for-sale acquired                   (2,429,285)     (3,303,869)     (1,618,325)
  Cost of equity securities acquired                                             (5)             --          (4,234)
  Cost of fixed maturities held-to-maturity acquired                       (116,153)        (89,938)       (127,300)
  Cost of mortgage loans on real estate acquired                           (230,603)       (193,164)       (120,072)
  Cost of real estate acquired                                                 (121)         (1,105)        (28,904)
  Change in policy loans, net                                                (5,006)           (617)         (7,483)
  Change in other assets, net                                                11,092         (27,482)         (1,865)
                                                                        -----------      ----------      ----------
              Net cash used in investing activities                      (1,355,649)     (1,527,226)       (982,236)
                                                                        -----------      ----------      ----------
Cash flows from financing activities:
  Increase in universal life and investment product account balances      2,698,722       2,497,919       2,157,191
  Decrease in universal life and investment product account balances     (1,350,131)     (1,220,133)     (1,222,360)
  Proceeds from note issuance, net                                               --              --          50,000
  Additional paid-in capital from parent                                     96,000          50,000              --
  Dividends to shareholder                                                   (8,000)             --              --
                                                                        -----------      ----------      ----------
              Net cash provided by financing activities                   1,436,591       1,327,786         984,831
                                                                        -----------      ----------      ----------
              Net (decrease) increase in cash and cash equivalents          (11,137)        (87,102)         46,874

Cash and cash equivalents, beginning of year                                 99,958         187,060         140,186
                                                                        -----------      ----------      ----------
Cash and cash equivalents, end of year                                  $    88,821          99,958         187,060
                                                                        ===========      ==========      ==========
Supplemental disclosure:
Federal income taxes paid                                               $    39,500          39,500          44,076
Interest paid on notes payable                                               11,106          11,106           7,356
                                                                        ===========      ==========      ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

(1)      ORGANIZATION, CONSOLIDATION POLICY, AND BUSINESS DESCRIPTION

         The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

         On February 12, 1998, ONLIC's board of directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by ONLIC's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note (2)[1]), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

         ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

                  LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

                  CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

                  INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected

                                       6                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

                  CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. Over the last two years, the Company has experienced significant growth in sales of our fixed annuity products. As a result of these increased sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of fixed annuities contributed approximately 72% of total fixed annuity deposits in 2003 and approximately 65% of total fixed annuity deposits in 2002. A change in the status of the Company's relationship with the largest producer would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Some of the new production exposure risk is mitigated by the use of reinsurance. Each reinsurance contract covers up to two years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company's total new business retention from dropping directly proportional to a decline in direct sales.

                  Based on policyholder account balances, the Company's largest distributor accounted for approximately 64% and 62% of total fixed annuity reserves as of December 31, 2003 and 2002, respectively. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

                  In order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company has entered into various coinsurance arrangements. The Company has limited its relationships under this type of arrangement to only a few, select reinsurers. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, we could be required to limit future annuity sales, invest additional capital in the Company's insurance subsidiaries, or both.

                  EQUITY MARKET RISK is the risk related to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn.

                  As of December 31, 2003, direct GMDB reserves were $4.4 million, ceded GMDB reserves were S3.2 million and net GMDB reserves were $1.2 million. As of December 31, 2002, direct GMDB reserves were $13.7 million, ceded GMDB reserves were $9.6 million and net GMDB reserves were $4.1 million.

                                       7                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2003 was $176 million, of which $125 million was reinsured, with a net amount at risk of $51 million.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note
         3).

         (a) VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES, AND INVESTMENT INCOME

                  Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to our funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Fixed maturity securities not classified as held-to-maturity or trading and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

                  Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

                  Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

                  Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2[1]) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other-than-temporary
                  (OTI) declines of the fair value of invested assets are included in net realized gains and losses on investments.

                                       8                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  Management regularly reviews its fixed maturity securities portfolio to evaluate the necessity of recording impairment losses for OTI declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an OTI impairment is recognized and the purchased beneficial interest is written down to fair value. OTI impairment losses result in a permanent reduction of the cost basis of the underlying investment. OTI losses on mortgage backed securities result in the effective yield on an impaired security being revised to current prevailing rates.

                  Dividends are recorded on the ex-dividend date and interest is accrued as earned.

         (b)      REVENUES AND BENEFITS

                  Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

                  Investment Products and Universal Life Insurance Products:
                  Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

                  Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

                                       9                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)


         (c)      DEFERRED POLICY ACQUISITION COSTS (DAC)

                  The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional nonparticipating life insurance products, DAC is predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2[a]).

                  The Company's long-term assumption for net separate account performance is 8.57%. Prior to 2002, actual net separate account performance had no immediate effect on assumptions of future projected performance. Beginning in 2002, the Company began to assume that the level of separate account assets resulting from market performance would revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.67% or in excess of 16.60% during the three-year reversion period.

                  Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

         (d)      SEPARATE ACCOUNTS

                  Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

                                       10                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (e)      FUTURE POLICY BENEFITS

                  Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

                  Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

         (f)      PARTICIPATING BUSINESS

                  Participating business represents approximately 8%, 9%, and 18% of the Company's ordinary life insurance in force in 2003, 2002, and 2001, respectively. The provision for policyholders' dividends is based on current dividend scales. Effective April 6, 2001, the Company entered into a Succession Rights Agreement with The Canada Life Assurance Company relating to the Company's group life and health insurance. As a result, the percentage of participating business has declined in 2003 and 2002.

         (g)      REINSURANCE CEDED

                  Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)      FEDERAL INCOME TAXES

                  The Company is included as part of the consolidated federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)      CASH EQUIVALENTS

                  For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

                                       11                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (j)      USE OF ESTIMATES

                  In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

                  The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate, and real estate, and those used in determining OTI declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

         (k)      INVESTMENT MANAGEMENT FEES

                  Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized into income as earned.

         (l)      CLOSED BLOCK

                  The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

                  The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant's Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

                                       12                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003 follows:

                                                              2003        2002
                                                            --------     -------
Closed Block assets:
   Fixed maturity securities available-for-sale, at fair
      value (amortized cost of $347,540 and $317,995,
      as of December 31 , 2003 and 2002, respectively)      $362,210     324,761
   Fixed maturity securities held-to-maturity, at
      amortized cost                                          45,660      75,333
   Mortgage loans on real estate, net                         94,629      81,343
   Policy loans                                              120,427     121,692
   Short-term investments                                      1,311         699
   Accrued investment income                                   6,506       6,681
   Deferred policy acquisition costs                          80,958      83,217
   Reinsurance recoverable                                     1,823       1,842
   Other assets                                                6,685       2,347
                                                            --------     -------
                                                            $720,209     697,915
                                                            ========     =======
Closed Block liabilities:
   Future policy benefits and claims                        $744,912     739,637
   Policyholders' dividend accumulations                      22,726      17,976
   Other policyowner funds                                     6,595       4,085
   Deferred tax liability                                      5,135       2,368
                                                            --------     -------
                                                            $779,368     764,066
                                                            ========     =======

                                                 2003         2002         2001
                                               --------      -------      -------
Closed Block revenues and expenses:
   Traditional life insurance premiums         $ 58,324       62,473       67,513
   Net investment income                         51,389       45,120       50,037
   Net realized losses on investments               (32)      (2,024)      (1,871)
   Benefits and claims                          (64,730)     (68,270)     (67,108)
   Provision for policyholders' dividends on
      participating policies                    (24,833)     (25,647)     (27,172)
   Amortization of deferred policy
      acquisition costs                          (4,041)      (2,282)      (5,409)
   Other operating costs and expenses            (3,936)      (1,378)      (5,447)
                                               --------      -------      -------
                 Income before Federal
                     income taxes              $ 12,141        7,992       10,543
                                               ========      =======      =======

                                       13                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (m)      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

                  In December 2003, the Financial Accounting Standards Board
                  (FASB) issued Statement of Financial Accounting Standards
                  (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change any measurement or recognition of those plans from current guidance. In addition to previously existing disclosures, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other defined benefit plans. The Company adopted SFAS 132R effective December 31, 2003 except for certain disclosures regarding estimated benefit payments. These disclosures are expected to be adopted in 2004 as permitted by SFAS 132R.

                  In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics, the most significant of which is the appropriate accounting for policies with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company's seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

                  In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARE No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine if the company is the "primary beneficiary" of a VIE. The primary beneficiary is the company that absorbs a majority of the VIE's expected losses, residual returns, or both. The primary beneficiary is required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. The adoption of FIN 46 did not have a significant impact on the Company's results of operations or financial position.

                                       14                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FASB Staff Position No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

                  In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirement for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transition components of FIN 45 by the Company on December 15, 2002 had no material impact on the financial position or results of operations of the Company. The adoption of the remaining components of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

                  In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

                  In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statement No. 4, 44, and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

                                       15                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supercedes SFAS 121, Accounting for Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

                  In June 2001, the FASB issued SFAS No. 141, Business Combinations and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141 mandates the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and establishes specific criteria for the recognition of intangible assets separately from goodwill. SFAS No. 142 addresses the accounting for goodwill and intangible assets subsequent to an acquisition. The Company was required to adopt SFAS No. 142 on January 1, 2002. The adoption of SFAS No. 141 and No. 142 did not have any impact on the Company's results of operations or financial position.

                  The Company adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended as of January 1, 2001. The impact of adoption was not material to the consolidated financial position of the Company. In December of 2002, the Company became aware of an SEC position that certain co-insurance with funds withheld reinsurance contracts contained embedded derivatives. As such, the embedded derivative within these contracts would need to be bifurcated and accounted for following the provisions of SFAS No. 133. In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

                  In April 2003, the FASB issued DIG B36, which addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and

                                       16                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company.

                  For valuation purposes, the derivative in each contract is defined as a swap of a variable rate loan for a total return on a pool of assets. As such, the value of the derivative is defined as the difference between the change in value of the "base" loan and the change in the value of the reinsurer's share of the assets in the asset pool. By defining the base loan as a variable rate loan, changes in the value of the base loan are effectively eliminated. That is, we are able to assume that rates on the theoretical variable rate loan could be reset often enough so that the present value of the loan at any time is equal to the loan's carrying value. With the change in the value of the loan set at zero, the value of the derivative becomes the change in the value of the reinsurer's share of the pool of assets. The determination of this value is simply the fair value of the assets in the pool less the book value of those assets. For marketable securities that are in the asset pool, fair value will be based upon market quoted prices where available. In the event that market prices are unavailable, alternative valuation methods will be determined by investment personnel of ONLIC. Any alternative valuation techniques employed will be consistent with those used by ONLIC for its portfolio valuation purposes. Any mortgage loans subject to valuation will have its fair value determined based on the present value of cash flows method. This is consistent with methods currently used by ONLIC for FAS 117 disclosures.

                  The adoption of DIG B36 resulted in the Company recognizing a cumulative effect adjustment as of September 30, 2003, which reduced net income by $27,797, net of a federal tax benefit of $14,968. The changes in value of the embedded reinsurance derivative are a component of continuing operations from October 1, 2003 and forward. For additional information about the impact of DIG B36, see note 15.

         (n)      RECLASSIFICATION

                  Certain amounts in the 2002 and 2001 consolidated financial statements have been reclassified to conform to the 2003 presentation.

(3)      BASIS OF PRESENTATION

         The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

                                       17                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The statutory basis net income (loss) of ONLIC and ONLAC, after intercompany eliminations, was $67,647, $(22,804), and $(39) for the years ended December 31, 2003, 2002, and 2001, respectively. The statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $679,288 and $519,149 as of December 31, 2003 and 2002, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), and issued a new NAIC Accounting practices and Procedures Manual, which was effective January 1, 2001 for ONLIC and ONLAC. The significant change for ONLIC and ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification. The total impact of adopting Codification to statutory basis capital and surplus were increases of $20,413 and $6,959 for ONLIC and ONLAC, respectively.

(4)      OTHER COMPREHENSIVE INCOME

         Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31,2003, 2002, and 2001 were as follows:

                                                                       2003          2002         2001
                                                                     --------       ------       ------
Adjustment to future policy benefits
   and claims                                                        $ (2,458)      (2,470)          --
Related Federal tax benefit                                               860          864           --
Pension liability adjustment, net of tax                                 (981)          --           --
Unrealized gains (losses) on securities
   available-for-sale arising during the
   period:
      Net of adjustment to deferred policy
          acquisition costs                                            58,858        7,207       23,561
      Related Federal tax expense                                     (21,297)      (1,287)      (5,753)
                                                                     --------       ------       ------
                     Net                                               34,982        4,314       17,808
                                                                     --------       ------       ------
Less:
   Reclassification adjustment for:
      Net (losses) gains on securities available
          for sale realized during the period:
              Gross                                                   (25,557)       6,057       (7,677)
              Related Federal tax (expense) benefit                     8,945       (2,120)       2,687
       Securities transferred from available for sale to trading:
              Gross                                                    41,258           --           --
              Related Federal tax expense                             (14,440)          --           --
                                                                     --------       ------       ------
                     Net                                               10,206        3,937       (4,990)
                                                                     --------       ------       ------
                     Total other comprehensive income                $ 24,776          377       22,798
                                                                     ========       ======       ======

                                       18                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

(5)      INVESTMENTS

         An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                              INVESTMENT INCOME
                                                   -------------------------------------
                                                      2003           2002          2001
                                                   ---------       -------       -------
Gross investment income
   Securities available-for-sale:
      Fixed maturities                             $ 428,696       360,327       263,338
      Equity securities                                   44           750         1,699
Fixed maturity trading securities                      9,149            --            --
Fixed maturities held-to-maturity                     60,034        68,263        63,557
Mortgage loans on real estate                         94,702        88,968        91,918
Real estate                                            5,703         6,276         2,065
Policy loans                                          13,447        13,033        12,128
Other long-term investments                            2,561          (332)        3,553
Short-term                                               388         1,385         3,903
                                                   ---------       -------       -------
                  Total gross investment income      614,724       538,670       442,161
Investment income due to reinsurers                  (46,706)      (51,834)      (15,791)
Investment expenses                                  (21,154)      (25,394)      (13,354)
                                                   ---------       -------       -------
                  Net investment income            $ 546,864       461,442       413,016
                                                   =========       =======       =======

                                                          REALIZED GAINS (LOSSES) ON INVESTMENTS
                                                          --------------------------------------
                                                            2003            2002           2001
                                                          --------        -------        -------
Securities available-for-sale:
   Fixed maturities                                       $  5,392        (82,758)       (11,428)
   Equity securities                                           702         14,857        (13,604)
Fixed maturities held-to-maturity                               --             --             --
Mortgage loans on real estate                              (18,564)        (6,658)        (4,557)
Real estate                                                    (96)         3,514         (1,959)
Other long-term investments                                  8,200            (91)          (300)
                                                          --------        -------        -------
                  Total realized losses on investments      (4,366)       (71,136)       (31,848)
Realized losses recoverable from reinsurers                  1,436          7,245             --
Change in valuation allowances for
   mortgage loans on real estate                              (420)          (273)          (213)
                                                          --------        -------        -------
                 Net realized losses on investments       $ (3,350)       (64,164)       (32,061)
                                                          ========        =======        =======

                                       19                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Realized losses on investments, as shown in the table above, include write-downs for OTI impairments (OTI) of $37,247, $44,254, and $12,393 for the years ended December 31, 2003, 2002, and 2001, respectively. As of December 31, 2003, fixed maturity securities with a carrying value of $23,338, which have a cumulative write-down of $57,227 due to OTI, remained in the Company's investment portfolio.

         As part of the Company's adoption of DIG Issue B36, certain fixed maturity securities were transferred from the available for sale category to trading. The gain realized from this transfer was $41,258. All securities that were transferred remained on the Company's books at December 31, 2003.

                                       20                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Amortized cost and estimated fair value of securities available-for-sale, fixed maturity trading securities and fixed maturities held-to-maturity were as follows:

                                                                    DECEMBER 31, 2003
                                                 -----------------------------------------------------
                                                                   GROSS         GROSS
                                                  AMORTIZED      UNREALIZED    UNREALIZED    ESTIMATED
                                                    COST           GAINS        LOSSES       FAIR VALUE
                                                 ----------      ----------    ----------    ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies               $  562,880         8,376       (15,772)       555,484
      Obligations of states and
         political subdivisions                      47,136         3,839           (57)        50,918
      Debt securities issued by
         foreign governments                         12,864         1,702            --         14,566
      Corporate securities                        3,627,781       312,161       (60,996)     3,878,946
      Mortgage-backed securities                  1,774,625        64,699       (92,143)     1,747,181
                                                 ----------      --------      --------      ---------
                Total fixed maturities           $6,025,286       390,777      (168,968)     6,247,095
                                                 ==========      ========      ========      =========
  Equity securities                              $      473           531           (95)           909
                                                 ==========      ========      ========      =========
Fixed maturity securities trading securities:
      U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies               $   14,929           966           (91)        15,804
      Obligations of states and
         political subdivisions                       7,700           683            --          8,383
      Debt securities issued by
         foreign governments                          6,100           194            --          6,294
      Corporate securities                          399,279        39,147          (656)       437,770
      Mortgage-backed securities                    197,542         7,265       (16,241)       188,566
                                                 ----------      --------      --------      ---------
                Total fixed maturities           $  625,550        48,255       (16,988)       656,817
                                                 ==========      ========      ========      =========
Fixed maturity securities held-to-
   maturity:
      Obligations of states and
         political subdivisions                  $    2,395           350            --          2,745
      Corporate securities                          636,076        68,904        (1,392)       703,588
      Mortgage-backed securities                     10,721         1,795           (16)        12,500
                                                 ----------      --------      --------      ---------
                Total fixed maturities           $  649,192        71,049        (1,408)       718,833
                                                 ==========      ========      ========      =========

                                       21                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                             DECEMBER 31, 2002
                                          -----------------------------------------------------
                                                            GROSS        GROSS
                                           AMORTIZED      UNREALIZED   UNREALIZED     ESTIMATED
                                             COST           GAINS        LOSSES       FAIR VALUE
                                          ----------      ----------   ----------     ----------
Securities available-for-sale:
  Fixed maturities:
      U.S. Treasury securities
         and obligations of U.S.
         government corporations
         and agencies                     $  100,748        12,157            --        112,905
      Obligations of states and
         political subdivisions               31,585         3,047            --         34,632
      Debt securities issued by
         foreign governments                  11,071         2,059            --         13,130
      Corporate securities                 3,308,282       241,795      (124,614)     3,425,463
      Mortgage-backed securities           1,819,710       108,365       (51,565)     1,876,510
                                          ----------      --------     ---------      ---------
                Total fixed maturities    $5,271,396       367,423      (176,179)     5,462,640
                                          ==========      ========     =========      =========
  Equity securities                       $      579           330            (8)           901
                                          ==========      ========     =========      =========
Fixed maturity securities held-to-
  maturity:
      Obligations of states and
         political subdivisions           $    8,101           601            --          8,702
      Corporate securities                   711,879        86,622        (5,410)       793,091
      Mortgage-backed
         securities                           22,832         4,166          (148)        26,850
                                          ----------      --------     ---------      ---------
                Total fixed maturities    $  742,812        91,389        (5,558)       828,643
                                          ==========      ========     =========      =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                         2003        2002
                                                       --------     -------
Gross unrealized gain                                  $222,245     191,566
Less:
   Unrealized gains related to Closed Block              14,670       6,766
   Unrealized gain due to reinsurers (note 15)              660      33,819
   Adjustments to future policy benefits and claims       4,928       2,470
   Adjustment to deferred policy acquisition costs       90,219      79,277
   Deferred federal income tax                           39,117      21,269
                                                       --------     -------
                                                       $ 72,651      47,965
                                                       ========     =======

                                       22                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                2003          2002         2001
                                              --------      -------       ------
Securities available-for-sale:
   Fixed maturities                           $ 30,565      114,914       46,285
   Equity securities                               114      (26,771)       5,034
Fixed maturity securities held-to-maturity     (16,190)      34,949       17,247

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2003.

                                                     FIXED MATURITY SECURITIES
                                    -----------------------------------------------------
                                       AVAILABLE-FOR-SALE             HELD-TO-MATURITY
                                    -------------------------     ------------------------
                                     AMORTIZED     ESTIMATED      AMORTIZED     ESTIMATED
                                       COST        FAIR VALUE        COST       FAIR VALUE
                                    ----------     ----------     ---------     ----------
Due in one year or less             $  117,433       121,007        37,726        38,853
Due after one year through five
 years                                  343,182       370,010       172,977       187,409
Due after five years through ten
 years                               1,254,621     1,363,879       310,759       345,011
Due after ten years                  4,310,050     4,392,199       127,730       147,560
                                    ----------     ---------       -------       -------
                                    $6,025,286     6,247,095       649,192       718,833
                                    ==========     =========       =======       =======

         The Company typically will review investments for potential OTI based on a number of factors. Each security subject to review under these parameters is analyzed by investment personnel to determine the nature of the price decline. For fixed income securities, declines in value related primarily to interest rate changes are deemed to be temporary provided the Company determines that there is the ability and intent to hold those securities until maturity or until price recovery. Declines related to credit quality issues are looked at on the basis of two key criteria. First, the nature of the decline is analyzed to determine whether or not the issues involved are of a long term nature or simply short term. Examples of short-term phenomena that can have adverse impacts on bond prices include trading imbalances due to speculation activity or low overall trading volume and industry-wide rating agency actions that may not be related to the risks and financial condition of a specific issuer. As with interest rate declines, the Company analyzes temporary impairments due to these short-term issues and determines whether or not there is both the ability and intent to hold the security in question until maturity or until price recovery. Secondly, if a

                                       23                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         decline is deemed OTI, investment personnel analyze any underlying collateral protection to determine the Company's exposure to loss of principal. Collateral valuations may be done by either Company personnel or outside experts, depending on the nature of the collateral. Based upon the valuation of the underlying collateral as compared to the Company's principal exposure, a final determination is made regarding the need to recognize a loss on the security in question.

         Based upon analysis as described above, the Company believes that no securities reflected in the table below are other-than-temporarily impaired and, therefore, no write-downs were deemed necessary.

                                            LESS THAN 12 MONTHS         12 MONTHS OR LONGER              TOTAL
                                          -----------------------      ----------------------   ------------------------
                                            FAIR        UNREALIZED      FAIR       UNREALIZED     FAIR        UNREALIZED
                                            VALUE         LOSSES        VALUE        LOSSES       VALUE         LOSSES
                                          ---------     ----------     -------     ----------   ---------     ----------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies               $ 118,003       (1,502)      242,497      (14,270)      360,500      (15,772)
Federal agency mortgage backed
  securities                                 86,215       (2,862)       14,381         (108)      100,596       (2,970)
Corporate bonds                             648,128      (34,812)      227,654      (27,576)      875,782      (62,388)
State/Municipal bonds                        10,128          (57)           --           --        10,128          (57)
                                          ---------      -------       -------      -------     ---------      -------
           Total impaired securities      $ 862,474      (39,233)      484,532      (41,954)    1,347,006      (81,187)
                                          =========      =======       =======      =======     =========      =======

         Proceeds from the sale of securities available-for-sale (excluding calls) during 2003, 2002, and 2001 were $909,767, $1,602,249, and
         $595,198, respectively. Gross gains of $32,633 ($37,359 in 2002 and $4,008 in 2001) and gross losses of $9,834 ($121,404 in 2002 and
         $15,617 in 2001) were realized on those sales.

         Investments with an amortized cost of $14,352 and $12,708 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory agencies as required by law.

         Real estate is presented at cost less accumulated depreciation of $1,007 in 2003 ($941 in 2002), and corresponding valuation allowance of $0 in 2003 and 2002.

         The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans on real estate in 2003 and one foreclosure in 2002.

(6)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 84% and 83% of the total liability for future policy benefits as of December 31, 2003 and 2002, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 5.4%, 6.1%, and 6.3% for the years ended December 31, 2003, 2002, and 2001, respectively.

                                       24                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

    YEAR OF ISSUE                                 INTEREST RATE
--------------------                              -------------
2003, 2002, and 2001                                      4.0%
2000 and prior                                      2.5 - 6.0%

         Withdrawals:

         Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

         Mortality and Morbidity:

         Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7)      NOTES PAYABLE

         On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the notes on May 21, 1996, $15,000 of the notes issued on July 11, 1994 were retired.

         Total interest expense, including amounts paid to ONFS, was $11,106, $11,106 and $8,372 for the years ended December 31, 2003, 2002 and 2001, respectively. Total interest expense is included in investment expenses as a component of net investment income.

         The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)      FEDERAL INCOME TAX

         Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2003 and 2002.

                                       25                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Total Federal income tax expense for the years ended December 31, 2003, 2002, and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                               2003
                                                        ----------------
                                                         AMOUNT      %
                                                        --------    ----
Computed (expected) tax expense                         $ 78,476    35.0
Dividends received deduction and tax exempt interest      (1,267)   (0.6)
Other, net                                                (3,616)   (1.6)
                                                        --------    ----
         Total expense and effective rate               $ 73,593    32.8
                                                        ========    ====
Cumulative effect of change in accounting principle
  tax benefit                                           $ 14,968
                                                        ========

                                                                2002
                                                         -----------------
                                                          AMOUNT       %
                                                         -------      ----
Computed (expected) tax expense                          $25,318      35.0
Dividends received deduction and tax exempt interest      (1,461)     (2.0)
Other, net                                                (1,609)     (2.2)
                                                         -------      ----
         Total expense and effective rate                $22,248      30.8
                                                         =======      ====
Cumulative effect of change in accounting principle
   tax benefit                                           $    --
                                                         =======

                                                                 2001
                                                         -----------------
                                                          AMOUNT       %
                                                         -------      ----
Computed (expected) tax expense                          $34,941      35.0
Dividends received deduction and tax exempt interest        (700)     (0.7)
Other, net                                                    60       0.1
                                                         -------      ----
         Total expense and effective rate                $34,301      34.4
                                                         =======      ====
Cumulative effect of change in accounting principle
   tax benefit                                           $    --
                                                         =======

                                       26                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 relate to the following:

                                                       2003           2002
                                                     ---------       -------
Deferred tax assets:
   Pension and benefit obligations                   $  18,745        18,593
   Future policy benefits                              464,697       502,643
   Mortgage loans on real estate                         2,546         2,399
   Capital loss carryforward                             4,952        10,402
   Other                                                31,946        27,273
                                                     ---------       -------
        Total gross deferred tax assets                522,886       561,310
                                                     ---------       -------
Deferred tax liabilities:
   Fixed maturity securities available-for-sale         77,367        55,841
   Deferred policy acquisition costs                   152,143       121,136
   Other fixed maturities, equity securities, and
     other long-term investments                           112           112
   Fixed assets                                          6,048         2,856
   Reinsurance recoverable                             342,417       402,255
   Other                                                17,723        18,433
                                                     ---------       -------
        Total gross deferred tax liabilities           595,810       600,633
                                                     ---------       -------
        Net deferred tax liability                   $ (72,924)      (39,323)
                                                     =========       =======

         The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2003 and 2002. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining at December 31, 2003.

(9)      DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

         SFAS No. 107, Disclosures About Fair Value of Financial Instruments (SFAS No. 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS No. 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                       27                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS, AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

         INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

         MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

         DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

                                       28                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         The carrying amount and estimated fair value of financial instruments subject to SFAS No. 107 disclosure were as follows as of December 31:

                                                                2003
                                                      -------------------------
                                                       CARRYING      ESTIMATED
                                                        AMOUNT       FAIR VALUE
                                                      ----------     ---------
Assets:
   Investments:
       Securities available for-sale:
          Fixed maturities                            $6,247,095     6,247,095
          Equity securities                                  909           909
       Fixed maturities held-to-maturity                 649,192       718,833
       Trading securities                                656,817       656,817
       Mortgage loans on real estate                   1,212,737     1,285,643
       Policy loans                                      184,264       184,264
   Cash                                                   88,821        88,821
   Assets held in Separate Accounts                    2,272,362     2,272,362
Liabilities:
   Guaranteed investment contracts                    $  443,040       457,012
   Individual deferred annuity contracts               4,993,412     4,344,838
   Other annuity contracts                               748,392       809,286
   Policyholders' dividend accumulations and other
      policyholder funds                                  79,057        79,057
   Notes payable                                         134,395       155,218
   Liabilities related to Separate Accounts            2,261,434     2,261,434

                                       29                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                                 2002
                                                      -------------------------
                                                       CARRYING      ESTIMATED
                                                        AMOUNT       FAIR VALUE
                                                      ----------     ----------
Assets:
   Investments:
      Securities available for-sale:
          Fixed maturities                            $5,462,640     5,462,640
          Equity securities                                  901           901
      Fixed maturities held-to-maturity                  742,812       828,643
      Mortgage loans on real estate                    1,114,147     1,216,471
      Policy loans                                       179,258       179,258
   Cash                                                   99,958        99,958
   Assets held in Separate Accounts                    1,728,395     1,728,395
Liabilities:
   Guaranteed investment contracts                    $  659,088       683,653
   Individual deferred annuity contracts               3,618,203     2,670,282
   Other annuity contracts                               781,994       835,043
   Policyholders' dividend accumulations and other
      policyholder funds                                  78,405        78,405
   Notes payable                                         134,451       156,225
   Liabilities related to Separate Accounts            1,717,682     1,717,682

(10)     ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

         (a)      FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

                  The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $91,734 and $74,672 as of December 31, 2003 and 2002, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

                                       30                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (b)      SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

                  Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 2003. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2003 and 2002:

                                                        2003          2002
                                                     ----------     ---------
Mortgage assets by type:
   Retail                                            $  371,275       360,587
   Office                                               376,010       298,276
   Apartment                                            185,030       192,548
   Industrial                                           150,592       137,053
   Other                                                135,892       131,325
                                                     ----------     ---------
                                                      1,218,799     1,119,789
   Less valuation allowances                              6,062         5,642
                                                     ----------     ---------
         Total mortgage loans on real estate, net    $1,212,737     1,114,147
                                                     ==========     =========

(11)     PENSIONS AND OTHER POSTRETIREMENT BENEFITS

         (a)      HOME OFFICE PENSION PLANS

                  The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

                  The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits.

                  The Company also has other deferred compensation and supplementary plans.

         (b)      HOME OFFICE POST-RETIREMENT BENEFITS PLAN

                  The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements. The retirees contribute approximately 54% of premium for coverage.

                                       31                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  The Plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company.

         (c)      AGENTS' PENSION PLAN

                  The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. Effective January 1, 1996 new Producing General Agents no longer participate in the Plan. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service.

         (d)      AGENTS' POST-RETIREMENT BENEFITS PLAN

                  The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1996 who meet the retirement age and service requirements are eligible for these benefits. The health plan is contributory, with retirees contributing approximately 53% of premium for coverage.

                                       32                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2003 and 2002 is as follows:

         (e)      OBLIGATIONS AND FUNDED STATUS

                                            PENSION BENEFITS            OTHER BENEFITS
                                          ---------------------      --------------------
                                            2003          2002         2003         2002
                                          --------      -------      -------      -------
Change in benefit obligation:
   Projected benefit obligation at
      beginning of year                   $ 46,274       46,777        9,335       10,266
   Service cost                              1,927        1,830          260          286
   Interest cost                             3,382        3,553          704          669
   Plan participants' contributions             --           --           --           --
   Amendments                                   --         (117)          --           --
   Actuarial (gain)/loss                     4,519          154       (1,043)      (1,600)
   Acquisition                                  --           --           --           --
   Benefits paid*                           (1,708)      (5,923)        (317)        (287)
                                          --------      -------      -------      -------
          Projected benefit obligation
              end of year                 $ 54,394       46,274        8,939        9,334
                                          ========      =======      =======      =======
Accumulated benefit obligation            $ 45,805       40,290           --           --
                                          ========      =======      =======      =======
Change in plan assets:
   Fair value of plan assets at
      beginning of year                   $ 25,988       25,517           --           --
   Actual return on plan assets              6,331       (4,029)          --           --
   Employer contribution                        --        8,800           --           --
   Plan participants' contributions             --           --           --           --
   Benefits and expenses paid               (1,312)      (4,299)          --           --
                                          --------      -------      -------      -------
          Fair value of plan assets
              at end of year              $ 31,007       25,989           --           --
                                          ========      =======      =======      =======
Funded status                             $(23,387)     (20,285)      (8,939)      (9,334)
Unrecognized net actuarial
   (gain)/loss                              16,764       18,047       (1,353)        (311)
Unrecognized prior service
   cost/(benefit)                           (2,181)        (837)      (4,226)      (4,731)
                                          --------      -------      -------      -------
          Net amount recognized           $ (8,804)      (3,075)     (14,518)     (14,376)
                                          ========      =======      =======      =======

* Benefits paid include amounts paid from both funded and unfunded benefit plans.

                                       33                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                         PENSION BENEFITS            OTHER BENEFITS
                                       ---------------------      --------------------
                                         2003         2002         2003          2002
                                       --------      -------      -------      -------
Amounts recognized in the statement
 of financial position consist of:
   Prepaid benefit costs               $  6,147        8,439           --           --
   Accrued benefit costs                (14,138)     (12,286)     (14,518)     (14,375)
   Intangible assets                        933          585           --           --
   Accumulated other
       comprehensive income              (1,746)         187           --           --
                                       --------      -------      -------      -------
              Net amount recognized    $ (8,804)      (3,075)     (14,518)     (14,375)
                                       ========      =======      =======      =======

                                                       PENSION BENEFITS
                                               -------------------------------
                                                2003         2002        2001
                                               -------      ------      ------
Components of net periodic
   benefit cost:
       Service cost                            $ 1,927       1,830       1,771
       Interest costs                            3,382       3,553       3,402
       Expected return on plan assets           (2,124)     (2,329)     (2,918)
       Amortization of prior service cost         (241)       (241)       (123)
       Amortization of net (gain) loss           1,595         959         374
                                               -------      ------      ------
                  Net periodic benefit cost    $ 4,539       3,772       2,506
                                               =======      ======      ======

                                                     OTHER BENEFITS
                                               -------------------------
                                                2003      2002      2001
                                               -----      ----      ----
Components of net periodic
   benefit cost:
       Service cost                            $ 260       286       361
       Interest costs                            704       669       762
       Expected return on plan assets             --        --        --
       Amortization of prior service cost       (505)     (505)     (505)
       Amortization of net (gain) loss            --        --       136
                                               -----      ----      ----
                  Net periodic benefit cost    $ 459       450       754
                                               =====      ====      ====

                                       34                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                          PENSION BENEFITS      OTHER BENEFITS
                                         ------------------     --------------
                                          2003        2002      2003      2002
                                         -------     ------     ----      ----
Information for pension plans with an
  accumulated benefit obligation
  in excess of plan assets:
      Projected benefit obligation       $18,343     15,335      --        --
      Accumulated benefit obligation      15,570     12,514      --        --
      Fair value of plan assets               --         --      --        --

         (f)      Assumptions

                                                  PENSION BENEFITS         OTHER BENEFITS
                                                  ----------------       -----------------
                                                  2003        2002        2003        2002
                                                  ----        ----       -----        ----
Weighted-average assumptions used to
   determine benefit obligations at
   December 31:
        Discount rate                             5.40%       6.20%       6.25%       7.00%
        Rate of compensation increase             4.10%       5.00%         --          --
Weighted-average assumptions used to
   determine net periodic benefit cost at
   January 1:
        Discount rate                             6.20%       6.20%       7.00%       7.25%
        Expected long-term return on
           plan assets                            8.50%       9.50%         --          --
        Rate of compensation increase             4.00%       5.25%         --          --
        Health care cost trend rate assumed
           for next year                            --          --       10.00%       8.00%
        Rate to which the health cost trend
           rate is assumed to decline
           (the ultimate trend rate)                --          --        6.00%       5.00%
        Year that the rate reaches the
           ultimate trend rate                      --          --        2007        2007

                                       35                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                1 PERCENTAGE    1 PERCENTAGE
                                                                    POINT           POINT
                                                                  INCREASE        DECREASE
                                                                ------------    ------------
Effect on total of 2003 service cost and interest cost          $        154    $       (124)
Effect on 2003 other post-retirement benefit obligation                1,156            (994)

         (g)      PLAN ASSETS

                  The Company's qualified pension plan had weighted average asset allocations at December 31, 2003 and 2002, by asset category as follows:

                    PLAN ASSETS AT DECEMBER 31
                    --------------------------
                    2003                  2002
                    ----                  ----
Equity securities    65%                   36%
Debt securities      24%                   48%
Real estate           4%                    4%
Other                 7%                   12%
                    ---                   ---
        Total       100%                  100%
                    ===                   ===

                  The assets of the Company's defined benefit pension plan (the
                  Plan) are invested in a group variable annuity contract offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan's short term liquidity needs and its long term liabilities.

                  For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap, small cap, growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

                  The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 30% of the weighted average return and equity securities make up 70% of the weighted average return.

                                       36                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (h)      CASH FLOWS

                  CONTRIBUTIONS

                  The Company expects to contribute $0 million to its qualified pension plan and $0 million to its other post-retirement benefit plans in 2004.

                  The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2003, 2002, and 2001 were $2,292, $1,860, and $1,814 respectively.

                  Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $484, $447, and $279, in 2003, 2002, and 2001, respectively.

         (i)      OTHER PLAN EXPENSES

                  The Company has other deferred compensation and supplemental pension plans not included in the above tables. The expenses for these plans in 2003, 2002, and 2001 were $15,258, $5,159, and $9,171, respectively.

         (j)      ONFS EMPLOYEES

                  The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(12)     REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
         RESTRICTIONS

         ONLIC and ONLAC exceed the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2003. Also, the impact of adoption of Codification by ONLIC and ONLAC as of January 1, 2001 (see note 3) did not have a material impact on their respective RBC levels.

         The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $66,900 may be paid by ONLIC to ONFS in 2004 without prior approval. Dividends of approximately $8,000 were paid by ONLIC to ONFS in 2003. No dividends were paid by ONLIC to ONFS in 2002 or 2001.

                                       37                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $14,600 may be paid by ONLAC to ONLIC in 2004 without prior approval. ONLAC paid $8,438 to ONLIC in 2003, $12,000 in 2002 and $24,000 in 2001.

         In order to strengthen ONLIC's statutory capital position, ONFS made a $96,000 capital contribution to ONLIC in 2003 and a $50,000 capital contribution in 2002.

(13)     BANK LINE OF CREDIT

         As of December 31, 2002, the Company had a $100,000 revolving credit facility, of which, $50,000 was automatic and $50,000 was discretionary. The Company utilized this facility on various occasions in 2003 and 2002 for amounts up to $50,000. Total interest and fees paid on this line of credit were $161 in 2003 and $25 in 2002. There was no borrowing outstanding on this facility as of December 31, 2003 or as of December 31, 2002. As of December 31, 2001, the Company had a $10,000 unsecured line of credit, which was not utilized during that year.

(14)     CONTINGENCIES

         ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(15)     REINSURANCE

         The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 17%, 20%, and 16% of gross earned life and accident and health premiums during 2003, 2002, and 2001, respectively.

         The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. One of these contracts is on a funds withheld basis and is subject to the parameters of the FASB's Derivative Implementation Groups' Issue B36. Issue B36 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the income statement. Prior to the adoption of Issue B36 in 2003, the Company recognized a liability as of December 21, 2002 of $33,819 related to unrealized gains that would be payable to reinsurers if realized. This liability was a reduction to Other Comprehensive Income.

                                       38                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The ceded reserves attributable to coinsurance agreements were $678,356 and $954,209 as of December 31, 2003 and 2002, respectively. The primary reason for the decline from 2002 to 2003 in the ceded reserves was the recapture of approximately $375,700 of business from Annuity and Life Reassurance, LTD in the first quarter of 2003.

(16)     SEGMENT INFORMATION

         The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

                                       39                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment in 2001 is the earned portion of the proceeds generated by this agreement. The final $1,165 of additional proceeds were recognized in earnings in 2002 as all final obligations of the agreement were met.

                                                     YEAR ENDED OR AS OF DECEMBER 31, 2003
                                    -------------------------------------------------------------------
                                      INDIVIDUAL        PENSION        OTHER
                                    LIFE INSURANCE   AND ANNUITIES   INSURANCE   CORPORATE      TOTAL
                                    --------------   -------------   ---------   ---------   ----------
Revenues:
  Traditional life insurance
     premiums                       $      138,669            --           --          --       138,669
  Annuity premiums and charges                  --        44,968           --          --        44,968
  Universal life policy charges             76,110            --           --          --        76,110
  Accident and health
     insurance premiums                         --            --       17,139          --        17,139
  Change in value of trading
     portfolio                                  --            --           --      31,267        31,267
  Change in value of reinsurance
     derivative                                 --            --           --      11,423        11,423
  Net investment income                    152,373       369,299        9,971      15,221       546,864
  Net realized investment losses                --            --           --      (3,350)       (3,350)
  Investment management fees                   449         3,775           --          --         4,224
  Other income                                 430        21,799          286       1.780        24,295
                                    --------------   -----------     --------    --------    ----------
                                           368,031       439,841       27,396      56,341       891,609
                                    --------------   -----------     --------    --------    ----------
Benefits and expenses:
  Benefits and claims                      220,443       237,892       16,915          --       475,250
  Provision for policyholders'
     dividends on participating
     policies                               30,592             7          732          --        31,331
  Operating expenses                        57,544        97,096        4,400       1,772       160,812
                                    --------------   -----------     --------    --------    ----------
                                           308,579       334,995       22,047       1,772       667,393
                                    --------------   -----------     --------    --------    ----------
Income before Federal income
  taxes and cumulative effect of
  change in accounting principle    $       59,452       104,846        5,349      54,569       224,216
                                    ==============   ===========     ========    ========    ==========
Total assets as of
  December 31, 2003                 $    2,896,301     9,226,722      226,171     668,586    13,017,780
                                    ==============   ===========     ========    ========    ==========

                                       40                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                      YEAR ENDED OR AS OF DECEMBER 31, 2002
                                   -----------------------------------------------------------------------
                                     INDIVIDUAL         PENSION         OTHER
                                   LIFE INSURANCE    AND ANNUITIES    INSURANCE    CORPORATE      TOTAL
                                   --------------    -------------    ---------    ---------    ----------
Revenues:
  Traditional life insurance
     premiums                      $      126,794             --           881           --        127,675
  Annuity premiums and charges                 --         42,256            --           --         42,256
  Universal life policy charges            69,777             --            --           --         69,777
  Accident and health
     insurance premiums                        --             --        20,210           --         20,210
  Net investment income                   143,773        311,153        10,216       (3,700)       461,442
  Net realized losses on
     investments                               --             --            --      (64,164)       (64,164)
  Investment management fees                  502          3,635            --           --          4,137
  Other income                                172         16,065         1,342          243         17,822
                                   --------------    -----------      --------     --------     ----------
                                          341,018        373,109        32,649      (67,621)       679,155
                                   --------------    -----------      --------     --------     ----------
Benefits and expenses:
  Benefits and claims                     188,222        218,617        20,783          407        428,029
  Provision for policyholders'
     dividends on participating
     policies                              30,073              9           416           --         30,498
  Operating expenses                       61,342         91,033         6,737      (10,821)       148,291
                                   --------------    -----------      --------     --------     ----------
                                          279,637        309,659        27,936      (10,414)       606,818
                                   --------------    -----------      --------     --------     ----------
Income (loss) before Federal
  income  taxes                    $       61,381         63,450         4,713      (57,207)        72,337
                                   ==============    ===========      ========     ========     ==========
Total assets as of
  December 31, 2002                $    2,640,390      8,030,411       232,669      261,670     11,165,140
                                   ==============    ===========      ========     ========     ==========

                                       41                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                       YEAR ENDED OR AS OF DECEMBER 31,2001
                                   ----------------------------------------------------------------------
                                     INDIVIDUAL         PENSION         OTHER
                                   LIFE INSURANCE    AND ANNUITIES    INSURANCE    CORPORATE      TOTAL
                                   --------------    -------------    ---------    ---------    ---------
Revenues:
  Traditional life insurance
     premiums                      $      109,065             --        21,035           --       130,100
  Annuity premiums and charges                 --         30,560            --           --        30,560
  Universal life policy charges            65,006             --            --           --        65,006
  Accident and health
     insurance premiums                        --             --        26,036           --        26,036
  Net investment income                   134,543        265,194         9,820        3,459       413,016
  Net realized losses on
     investments                               --             --            --      (32,061)      (32,061)
  Investment management fees                  503          4,409            --           --         4,912
  Other income                                 48         14,302         7,280           86        21,716
                                   --------------    -----------      --------     --------     ---------
                                          309,165        314,465        64,171      (28,516)      659,285
                                   --------------    -----------      --------     --------     ---------
Benefits and expenses:
  Benefits and claims                     172,870        196,178        28,193           --       397,241
  Provision for policyholders'
     dividends on participating
     policies                              29,651             13            10           --        29,674
  Operating expenses                       62,600         53,024        13,184        3,731       132,539
                                   --------------    -----------      --------     --------     ---------
                                          265,121        249,215        41,387        3,731       559,454
                                   --------------    -----------      --------     --------     ---------
Income (loss) before Federal
  income taxes                     $       44,044         65,250        22,784      (32,247)       99,831
                                   ==============    ===========      ========     ========     =========
Total assets as of
  December 31, 2001                $    2,565,823      6,204,589       233,647      444,136     9,448,195
                                   ==============    ===========      ========     ========     =========


(17)     RELATED PARTY TRANSACTIONS

         On December 30, 2003, the Company closed on a $28,000 mortgage with ONFS, its parent. This loan, on the Company's home office building, is at 6.0% for a 10 year term based on a 25 year amortization with monthly payments of $180 beginning February 1, 2004, and a balloon maturity date of January 1, 2014.

(18)     SUBSEQUENT EVENT

         On February 10, 2004, the Company announced the signing of a definitive agreement to acquire Security Mutual Life (SML) of New York, following SML's demutualization. The Board of Directors of SML has agreed to adopt a plan of reorganization under which SML will reorganize to a stock company and become a wholly owned subsidiary of ONLIC. The acquisition is subject to review and approval by the New York State Insurance Department along with a public hearing and approval by SML's eligible policyowners. The final purchase price to be paid by the Company for the acquisition has not yet been determined. SML's statutory total admitted assets and surplus were $1,764,360 (unaudited) and $94,540 (unaudited), respectively, as of December 31, 2003.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
1,112,137 Shares (Cost $28,399,569).............  $ 27,558,763       $ 26,927,920            630,843        $ 27,558,763
Money Market Subaccount
319,891 Shares (Cost $3,198,908)................     3,198,908          2,497,502            701,406           3,198,908
Bond Subaccount
388,854 Shares (Cost $4,017,077)................     4,160,740          4,148,750             11,990           4,160,740
Omni Subaccount
843,639 Shares (Cost $13,976,778)...............    10,418,937         10,218,753            200,184          10,418,937
International Subaccount
998,741 Shares (Cost $13,286,339)...............     8,699,034          8,689,101              9,933           8,699,034
Capital Appreciation Subaccount
664,079 Shares (Cost $8,661,476)................     9,662,351          9,574,777             87,574           9,662,351
Discovery Subaccount
436,071 Shares (Cost $10,079,080)...............     7,299,825          7,299,825                  0           7,299,825
International Small Company Subaccount
229,012 Shares (Cost $3,008,491)................     2,809,980          2,809,980                  0           2,809,980
Aggressive Growth Subaccount
154,652 Shares (Cost $1,596,994)................       845,944            845,944                  0             845,944
Small Cap Growth Subaccount
177,686 Shares (Cost $2,432,373)................     1,304,213          1,304,213                  0           1,304,213
Mid Cap Opportunity Subaccount
583,977 Shares (Cost $8,413,983)................     8,140,639          8,124,508             16,131           8,140,639
S&P 500 Index Subaccount
831,667 Shares (Cost $11,321,883)...............     9,572,484          9,466,199            106,285           9,572,484
Blue Chip Subaccount
25,848 Shares (Cost $243,826)...................       261,583            261,583                  0             261,583
High Income Bond Subaccount
44,466 Shares (Cost $330,570)...................       348,611            348,611                  0             348,611
Capital Growth Subaccount
28,584 Shares (Cost $664,819)...................       410,467            410,467                  0             410,467
Nasdaq-100 Index Subaccount
65,683 Shares (Cost $233,249)...................       249,596            249,596                  0             249,596
Bristol Subaccount
7,496 Shares (Cost $70,628).....................        78,182             78,182                  0              78,182
Bryton Growth Subaccount
8,422 Shares (Cost $72,311).....................        78,581             78,581                  0              78,581

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
5,473 Shares (Cost $40,543).....................  $     54,507       $     54,507         $        0        $     54,507
Second Quarter Subaccount
3,036 Shares (Cost $29,344).....................        33,063             33,063                  0              33,063
Third Quarter Subaccount
1,297 Shares (Cost $10,683).....................        12,037             12,037                  0              12,037
Fourth Quarter Subaccount
5,114 Shares (Cost $43,991).....................        53,905             53,905                  0              53,905

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
5,772 Shares (Cost $44,574).....................        54,543             54,543                  0              54,543
Second Quarter Subaccount
3,562 Shares (Cost $29,799).....................        32,169             32,169                  0              32,169
Third Quarter Subaccount
48 Shares (Cost $454)...........................           448                448                  0                 448
Fourth Quarter Subaccount
8,807 Shares (Cost $72,501).....................        85,959             85,959                  0              85,959

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
61,558 Shares (Cost $1,862,095).................     1,183,755          1,183,755                  0           1,183,755
Worldwide Growth Subaccount
42,325 Shares (Cost $1,783,003).................     1,092,842          1,073,740             19,102           1,092,842
Balanced Subaccount
78,070 Shares (Cost $1,925,601).................     1,794,039          1,761,642             32,397           1,794,039

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
19,367 Shares (Cost $389,175)...................       367,786            366,017              1,769             367,786
Multi Cap Value II Subaccount
22,182 Shares (Cost $198,541)...................       223,594            223,594                  0             223,594
Mid Cap Growth II Subaccount
28,608 Shares (Cost $619,818)...................       392,791            392,791                  0             392,791

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS -- CLASS I:
US Real Estate Subaccount
15,463 Shares (Cost $200,497)...................       240,913            240,913                  0             240,913

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
22,979 Shares (Cost $206,458)...................  $    229,795       $    229,795         $        0        $    229,795
Core US Equity Subaccount
10,582 Shares (Cost $115,191)...................       115,560            115,560                  0             115,560
Capital Growth Subaccount
3,372 Shares (Cost $32,566).....................        32,336             32,336                  0              32,336

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
27,018 Shares (Cost $225,485)...................       289,906            289,906                  0             289,906
Small Cap Subaccount
56,291 Shares (Cost $680,608)...................       828,037            828,037                  0             828,037

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
25,994 Shares (Cost $95,989)....................        56,666             56,666                  0              56,666

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND -- SERVICE CLASS 2:
VIP Mid-Cap Subaccount
55,472 Shares (Cost $1,065,330).................     1,329,667          1,329,667                  0           1,329,667
VIP Contrafund Subaccount
27,234 Shares (Cost $529,496)...................       624,477            624,477                  0             624,477
VIP Growth Subaccount
10,260 Shares (Cost $331,295)...................       315,201            315,201                  0             315,201
VIP Equity Income Subaccount
408 Shares (Cost $8,739)........................         9,364              9,364                  0               9,364

JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
7,578 Shares (Cost $197,234)....................       144,286            144,286                  0             144,286
Worldwide Growth Subaccount
5,840 Shares (Cost $223,671)....................       150,091            150,091                  0             150,091
Balanced Subaccount
22,324 Shares (Cost $526,799)...................       531,751            531,751                  0             531,751
International Growth Subaccount
376 Shares (Cost $7,040)........................         8,601              8,601                  0               8,601

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
1,625 Shares (Cost $19,192).....................        22,507             22,507                  0              22,507
Investors Growth Stock Subaccount
368 Shares (Cost $2,598)........................         3,150              3,150                  0               3,150

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
(CONTINUED)
Mid Cap Growth Subaccount
3,179 Shares (Cost $19,562).....................  $     19,453       $     19,453         $        0        $     19,453
Total Return Subaccount
41,564 Shares (Cost $727,386)...................       808,006            808,006                  0             808,006

JP MORGAN SERIES TRUST II:
Small Company Subaccount
6,132 Shares (Cost $70,362).....................        86,212             86,212                  0              86,212
Mid Cap Value Subaccount
7,308 Shares (Cost $129,448)....................       157,771            157,771                  0             157,771

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE
SHARES:
Real Return Subaccount
116,080 Shares (Cost $1,431,868)................     1,434,748          1,434,748                  0           1,434,748
Total Return Subaccount
107,406 Shares (Cost $1,127,426)................     1,112,716          1,112,716                  0           1,112,716
Global Bond Subaccount
3,531 Shares (Cost $42,450).....................        46,009             46,009                  0              46,009

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
6,100 Shares (Cost $81,920).....................        96,496             96,496                  0              96,496

THE PRUDENTIAL SERIES FUND, INC.:
Jennison Subaccount
305 Shares (Cost $4,710)........................         5,021              5,021                  0               5,021

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
SHARES:
Appreciation Subaccount
211 Shares (Cost $7,026)........................         7,227              7,227                  0               7,227

ROYCE CAPITAL FUND:
Small-Cap Subaccount
12,733 Shares (Cost $90,312)....................        96,642             96,642                  0              96,642
Mid-Cap Subaccount
11,741 Shares (Cost $112,502)...................       127,981            127,981                  0             127,981

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS -- CLASS II:
Core Plus Fixed Income Class II Subaccount
282 Shares (Cost $3,230)........................  $      3,244       $      3,244         $        0        $      3,244
US Real Estate Class II Subaccount
16 Shares (Cost $240)...........................           255                255                  0                 255
                                                  ------------       ------------         ----------        ------------
TOTALS..........................................  $109,414,365       $107,596,751         $1,817,614        $109,414,365
                                                  ============       ============         ==========        ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                     OHIO NATIONAL FUND, INC.
                                     ----------------------------------------------------------------------------------------
                                                                                                                   CAPITAL
                                       EQUITY       MONEY MARKET       BOND          OMNI       INTERNATIONAL    APPRECIATION
                                     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                     -----------    ------------    ----------    ----------    -------------    ------------
                                        2003            2003           2003          2003           2003             2003
                                     -----------    ------------    ----------    ----------    -------------    ------------
Investment activity:
  Reinvested dividends.............  $    43,376     $  29,769      $  252,060    $  171,721     $    35,731      $   22,208
  Risk & administrative expense
     (note 3)......................     (266,690)      (30,604)        (75,294)     (148,694)        (81,522)        (75,099)
                                     -----------     ---------      ----------    ----------     -----------      ----------
       Net investment activity.....     (223,314)         (835)        176,766        23,027         (45,791)        (52,891)
                                     -----------     ---------      ----------    ----------     -----------      ----------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains......            0             0               0             0               0               0
     Realized gain (loss)..........   (1,280,521)          200          38,941      (938,393)     (1,997,831)       (281,985)
     Unrealized gain...............   10,052,883             0         167,070     3,028,745       4,190,761       2,696,384
                                     -----------     ---------      ----------    ----------     -----------      ----------
       Net gain on investments.....    8,772,362           200         206,011     2,090,352       2,192,930       2,414,399
                                     -----------     ---------      ----------    ----------     -----------      ----------
          Net increase (decrease)
            in contract owners'
            equity from
            operations.............  $ 8,549,048     $    (635)     $  382,777    $2,113,379     $ 2,147,139      $2,361,508
                                     ===========     =========      ==========    ==========     ===========      ==========

                                       OHIO NATIONAL FUND, INC.
                                     ----------------------------
                                                    INTERNATIONAL
                                      DISCOVERY       SMALL CO.
                                     SUBACCOUNT      SUBACCOUNT
                                     -----------    -------------
                                        2003            2003
                                     -----------    -------------
Investment activity:
  Reinvested dividends.............  $         0     $    5,106
  Risk & administrative expense
     (note 3)......................      (64,858)       (22,875)
                                     -----------     ----------
       Net investment activity.....      (64,858)       (17,769)
                                     -----------     ----------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains......            0              0
     Realized gain (loss)..........   (1,033,213)      (235,629)
     Unrealized gain...............    3,105,036      1,236,942
                                     -----------     ----------
       Net gain on investments.....    2,071,823      1,001,313
                                     -----------     ----------
          Net increase (decrease)
            in contract owners'
            equity from
            operations.............  $ 2,006,965     $  983,544
                                     ===========     ==========

                                                                     OHIO NATIONAL FUND, INC.
                                     -----------------------------------------------------------------------------------------
                                                                                                    SOCIAL
                                     AGGRESSIVE      SMALL CAP        MID CAP         S&P          AWARENESS
                                       GROWTH          GROWTH       OPPORTUNITY    500 INDEX      SUBACCOUNT       BLUE CHIP
                                     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      (NOTE 5)        SUBACCOUNT
                                     -----------    ------------    -----------    ----------    -------------    ------------
                                        2003            2003           2003           2003           2003             2003
                                     -----------    ------------    -----------    ----------    -------------    ------------
Investment activity:
  Reinvested dividends.............  $         0     $       0      $    2,797     $  103,589     $       493      $    3,213
  Risk & administrative expense
     (note 3)......................       (7,671)      (11,892)        (71,948)       (82,063)           (288)         (2,637)
                                     -----------     ---------      ----------     ----------     -----------      ----------
       Net investment activity.....       (7,671)      (11,892)        (69,151)        21,526             205             576
                                     -----------     ---------      ----------     ----------     -----------      ----------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains......            0             0               0              0               0               0
     Realized gain (loss)..........     (175,497)     (583,525)       (469,755)      (818,156)       (104,763)        (18,018)
     Unrealized gain...............      386,125       989,931       3,212,885      2,867,713         110,042          76,395
                                     -----------     ---------      ----------     ----------     -----------      ----------
       Net gain on investments.....      210,628       406,406       2,743,130      2,049,557           5,279          58,377
                                     -----------     ---------      ----------     ----------     -----------      ----------
          Net increase in contract
            owners' equity from
            operations.............  $   202,957     $ 394,514      $2,673,979     $2,071,083     $     5,484      $   58,953
                                     ===========     =========      ==========     ==========     ===========      ==========

                                      OHIO NATIONAL FUND, INC.
                                     ---------------------------
                                       EQUITY          HIGH
                                       INCOME         INCOME
                                     SUBACCOUNT        BOND
                                      (NOTE 5)      SUBACCOUNT
                                     ----------    -------------
                                        2003           2003
                                     ----------    -------------
Investment activity:
  Reinvested dividends.............  $      619     $   25,799
  Risk & administrative expense
     (note 3)......................        (345)        (3,433)
                                     ----------     ----------
       Net investment activity.....         274         22,366
                                     ----------     ----------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains......           0              0
     Realized gain (loss)..........     (15,543)           974
     Unrealized gain...............      17,165         40,197
                                     ----------     ----------
       Net gain on investments.....       1,622         41,171
                                     ----------     ----------
          Net increase in contract
            owners' equity from
            operations.............  $    1,896     $   63,537
                                     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                          OHIO NATIONAL FUND, INC.
                                           -------------------------------------------------------
                                              CAPITAL       NASDAQ-100                    BRYTON
                                              GROWTH          INDEX        BRISTOL        GROWTH
                                            SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           -------------    ----------    ----------    ----------
                                               2003            2003          2003          2003
                                           -------------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...................    $       0       $      0      $    203      $      0
  Risk & administrative expense (note
     3)..................................       (3,792)        (2,472)         (271)         (387)
                                             ---------       --------      --------      --------
       Net investment activity...........       (3,792)        (2,472)          (68)         (387)
                                             ---------       --------      --------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0              0             0             0
     Realized gain (loss)................     (135,058)       (42,466)         (843)       (5,657)
     Unrealized gain.....................      244,774        137,635         8,958        11,005
                                             ---------       --------      --------      --------
       Net gain on investments...........      109,716         95,169         8,115         5,348
                                             ---------       --------      --------      --------
          Net increase in contract
            owners' equity from
            operations...................    $ 105,924       $ 92,697      $  8,047      $  4,961
                                             =========       ========      ========      ========

                                                    DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                           ----------------------------------------------------
                                             FIRST         SECOND        THIRD         FOURTH
                                            QUARTER       QUARTER       QUARTER       QUARTER
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           ----------    ----------    ----------    ----------
                                              2003          2003          2003          2003
                                           ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...................   $  1,310      $    596      $    142      $    950
  Risk & administrative expense (note
     3)..................................       (459)         (182)          (46)         (357)
                                            --------      --------      --------      --------
       Net investment activity...........        851           414            96           593
                                            --------      --------      --------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............          0             0             0             0
     Realized gain (loss)................         58             4             2            40
     Unrealized gain.....................     13,964         3,719         1,354         9,914
                                            --------      --------      --------      --------
       Net gain on investments...........     14,022         3,723         1,356         9,954
                                            --------      --------      --------      --------
          Net increase in contract
            owners' equity from
            operations...................   $ 14,873      $  4,137      $  1,452      $ 10,547
                                            ========      ========      ========      ========

                                            DOW TARGET
                                           10 PORTFOLIOS
                                             (NOTE 5)                 DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                           -------------    ----------------------------------------------------
                                                              FIRST                                     SECOND
                                             NOVEMBER        QUARTER       FEBRUARY       MARCH        QUARTER
                                            SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           -------------    ----------    ----------    ----------    ----------
                                               2003            2003          2003          2003          2003
                                           -------------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...................    $     258       $  1,115      $      0      $     14      $    501
  Risk & administrative expense (note
     3)..................................         (150)          (481)            0           (11)         (183)
                                             ---------       --------      --------      --------      --------
       Net investment activity...........          108            634             0             3           318
                                             ---------       --------      --------      --------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0          2,701             0             0             0
     Realized gain (loss)................       (1,833)           336          (109)         (920)           (2)
     Unrealized gain.....................        2,132          9,981           155           905         2,472
                                             ---------       --------      --------      --------      --------
       Net gain (loss) on investments....          299         13,018            46           (15)        2,470
                                             ---------       --------      --------      --------      --------
          Net increase (decrease) in
            contract owners' equity from
            operations...................    $     407       $ 13,652      $     46      $    (12)     $  2,788
                                             =========       ========      ========      ========      ========


                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                           --------------------------------------
                                                                         THIRD
                                              MAY           JUNE        QUARTER
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           ----------    ----------    ----------
                                              2003          2003          2003
                                           ----------    ----------    ----------
Investment activity:
  Reinvested dividends...................   $      0      $      0      $     10
  Risk & administrative expense (note
     3)..................................          0             0            (3)
                                            --------      --------      --------
       Net investment activity...........          0             0             7
                                            --------      --------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............          0             0             8
     Realized gain (loss)................        (41)          (53)           (1)
     Unrealized gain.....................         42            50            36
                                            --------      --------      --------
       Net gain (loss) on investments....          1            (3)           43
                                            --------      --------      --------
          Net increase (decrease) in
            contract owners' equity from
            operations...................   $      1      $     (3)     $     50
                                            ========      ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                             DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                        --------------------------------------------------------------------------
                                                                          FOURTH
                                          AUGUST        SEPTEMBER        QUARTER       NOVEMBER        DECEMBER
                                        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                        ----------    --------------    ----------    ----------    --------------
                                           2003            2003            2003          2003            2003
                                        ----------    --------------    ----------    ----------    --------------
Investment activity:
  Reinvested dividends................  $       1       $       0       $   1,430     $     485       $       1
  Risk & administrative expense (note
     3)...............................          0               0            (517)         (208)              0
                                        ---------       ---------       ---------     ---------       ---------
       Net investment activity........          1               0             913           277               1
                                        ---------       ---------       ---------     ---------       ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........          0               0             261             0               0
     Realized gain (loss).............         (9)            (22)             51         1,488             (40)
     Unrealized gain..................          6              20          13,454         1,934              37
                                        ---------       ---------       ---------     ---------       ---------
       Net gain (loss) on
          investments.................         (3)             (2)         13,766         3,422              (3)
                                        ---------       ---------       ---------     ---------       ---------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $      (2)      $      (2)      $  14,679     $   3,699       $      (2)
                                        =========       =========       =========     =========       =========

                                         JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                        --------------------------------------------
                                                         WORLDWIDE
                                           GROWTH          GROWTH         BALANCED
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        ------------    ------------    ------------
                                            2003            2003            2003
                                        ------------    ------------    ------------
Investment activity:
  Reinvested dividends................   $     972       $  11,979       $  38,277
  Risk & administrative expense (note
     3)...............................     (11,236)        (25,580)        (17,140)
                                         ---------       ---------       ---------
       Net investment activity........     (10,264)        (13,601)         21,137
                                         ---------       ---------       ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........           0               0               0
     Realized gain (loss).............    (220,350)       (421,727)        (64,896)
     Unrealized gain..................     523,026         632,424         255,162
                                         ---------       ---------       ---------
       Net gain (loss) on
          investments.................     302,676         210,697         190,266
                                         ---------       ---------       ---------
          Net increase (decrease) in
            contract owners' equity
            from operations...........   $ 292,412       $ 197,096       $ 211,403
                                         =========       =========       =========

                                                                                                    VAN KAMPEN
                                                                                                    UNIVERSAL
                                                                                                  INST. FUNDS --
                                                      STRONG VARIABLE INSURANCE FUNDS, INC.          CLASS I
                                                    ------------------------------------------    --------------
                                                                      MULTI CAP      MID-CAP
                                                    OPPORTUNITY II     VALUE II     GROWTH II     US REAL ESTATE
                                                      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                    --------------    ----------    ----------    --------------
                                                         2003            2003          2003            2003
                                                    --------------    ----------    ----------    --------------
Investment activity:
  Reinvested dividends............................    $     258       $     199     $       0       $       0
  Risk & administrative expense (note 3)..........       (2,965)         (1,658)       (4,015)         (1,597)
                                                      ---------       ---------     ---------       ---------
     Net investment activity......................       (2,707)         (1,459)       (4,015)         (1,597)
                                                      ---------       ---------     ---------       ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.....................            0               0             0               0
     Realized gain (loss).........................      (24,595)         (3,731)     (226,956)          8,434
     Unrealized gain..............................      116,624          64,036       327,752          41,527
                                                      ---------       ---------     ---------       ---------
       Net gain on investments....................       92,029          60,305       100,796          49,961
                                                      ---------       ---------     ---------       ---------
          Net increase in contract owners' equity
            from operations.......................    $  89,322       $  58,846     $  96,781       $  48,364
                                                      =========       =========     =========       =========


                                                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                    --------------------------------------
                                                     GROWTH &      CORE US       CAPITAL
                                                      INCOME        EQUITY        GROWTH
                                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    ----------    ----------    ----------
                                                       2003          2003          2003
                                                    ----------    ----------    ----------
Investment activity:
  Reinvested dividends............................  $   2,585     $     780     $      79
  Risk & administrative expense (note 3)..........     (1,813)         (780)         (313)
                                                    ---------     ---------     ---------
     Net investment activity......................        772             0          (234)
                                                    ---------     ---------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.....................          0             0             0
     Realized gain (loss).........................     (2,017)      (13,753)         (973)
     Unrealized gain..............................     44,130        33,908         7,645
                                                    ---------     ---------     ---------
       Net gain on investments....................     42,113        20,155         6,672
                                                    ---------     ---------     ---------
          Net increase in contract owners' equity
            from operations.......................  $  42,885     $  20,155     $   6,438
                                                    =========     =========     =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                              PBHG
                                 LAZARD RETIREMENT          INSURANCE             FIDELITY VARIABLE INSURANCE PRODUCTS --
                                    SERIES, INC.           SERIES FUND                      FUND SERVICE CLASS 2
                              ------------------------    -------------    ------------------------------------------------------
                               EMERGING                                       VIP            VIP            VIP        VIP EQUITY
                                MARKET      SMALL CAP     TECH. & COMM.     MID-CAP       CONTRAFUND       GROWTH        INCOME
                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                              ----------    ----------    -------------    ----------    ------------    ----------    ----------
                                 2003          2003           2003            2003           2003           2003        2003(f)
                              ----------    ----------    -------------    ----------    ------------    ----------    ----------
Investment activity:
  Reinvested dividends......  $      93     $       0       $       0      $   2,971      $   1,168      $     404     $       0
  Risk & administrative
     expense (note 3).......     (1,692)       (8,484)         (1,894)       (10,926)        (4,879)        (2,882)           (8)
                              ---------     ---------       ---------      ---------      ---------      ---------     ---------
     Net investment
       activity.............     (1,599)       (8,484)         (1,894)        (7,955)        (3,711)        (2,478)           (8)
                              ---------     ---------       ---------      ---------      ---------      ---------     ---------
  Realized & unrealized gain
     (loss) on
     investments:
     Reinvested capital
       gains................          0             0               0              0              0              0             0
     Realized gain (loss)...     (1,196)       21,192        (277,784)        (9,937)         2,095        (66,467)            0
     Unrealized gain........     77,890       240,605         338,590        348,439        128,626        141,781           625
                              ---------     ---------       ---------      ---------      ---------      ---------     ---------
       Net gain (loss) on
          investments.......     76,694       261,797          60,806        338,502        130,721         75,314           625
                              ---------     ---------       ---------      ---------      ---------      ---------     ---------
          Net increase in
            contract owners'
            equity from
            operations......  $  75,095     $ 253,313       $  58,912      $ 330,547      $ 127,010      $  72,836     $     617
                              =========     =========       =========      =========      =========      =========     =========

                                                 JANUS ASPEN SERIES -- SERVICE SHARES
                                        -------------------------------------------------------
                                                      WORLDWIDE                   INTERNATIONAL
                                          GROWTH        GROWTH       BALANCED        GROWTH
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                        ----------    ----------    ----------    -------------
                                           2003          2003          2003          2003(d)
                                        ----------    ----------    ----------    -------------
Investment activity:
  Reinvested dividends................  $       0     $   1,206     $   9,058       $      13
  Risk & administrative expense (note
     3)...............................     (1,810)       (1,438)       (4,940)            (33)
                                        ---------     ---------     ---------       ---------
     Net investment activity..........     (1,810)         (232)        4,118             (20)
                                        ---------     ---------     ---------       ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........          0             0             0               0
     Realized gain (loss).............    (70,537)      (19,748)       (3,672)              4
     Unrealized gain..................    120,405        49,657        58,794           1,561
                                        ---------     ---------     ---------       ---------
       Net gain on investments........     49,868        29,909        55,122           1,565
                                        ---------     ---------     ---------       ---------
          Net increase in contract
            owners' equity from
            operations................  $  48,058     $  29,677     $  59,240       $   1,545
                                        =========     =========     =========       =========

                                            MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                        ------------------------------------------------------
                                           NEW         INVESTORS       MID CAP        TOTAL
                                        DISCOVERY     GROWTH STOCK      GROWTH        RETURN
                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                        ----------    ------------    ----------    ----------
                                           2003           2003           2003          2003
                                        ----------    ------------    ----------    ----------
Investment activity:
  Reinvested dividends................  $       0      $       0      $       0     $  10,017
  Risk & administrative expense (note
     3)...............................       (185)           (95)          (117)       (6,049)
                                        ---------      ---------      ---------     ---------
     Net investment activity..........       (185)           (95)          (117)        3,968
                                        ---------      ---------      ---------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........          0              0              0             0
     Realized gain (loss).............         18          2,125           (369)          224
     Unrealized gain..................      5,761            649          4,237        89,813
                                        ---------      ---------      ---------     ---------
       Net gain on investments........      5,779          2,774          3,868        90,037
                                        ---------      ---------      ---------     ---------
          Net increase in contract
            owners' equity from
            operations................  $   5,594      $   2,679      $   3,751     $  94,005
                                        =========      =========      =========     =========

---------------

(d) Period from May 1, 2003 date of commencement of operations

(f) Period from October 1, 2003 date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        PIMCO VARIABLE INSURANCE TRUST --
                                                    J.P. MORGAN SERIES TRUST II               ADMINISTRATIVE SHARES
                                                    ----------------------------    ------------------------------------------
                                                       SMALL          MID CAP            REAL           TOTAL         GLOBAL
                                                      COMPANY          VALUE            RETURN          RETURN         BOND
                                                     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                                    ------------    ------------    --------------    ----------    ----------
                                                        2003            2003             2003            2003          2003
                                                    ------------    ------------    --------------    ----------    ----------
Investment activity:
  Reinvested dividends............................    $      0        $    357         $ 14,018        $ 17,735      $    932
  Risk & administrative expense (note 3)..........        (464)         (1,137)          (9,991)         (7,454)         (424)
                                                      --------        --------         --------        --------      --------
     Net investment activity......................        (464)           (780)           4,027          10,281           508
                                                      --------        --------         --------        --------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.....................           0               0           29,231           8,739           266
     Realized gain (loss).........................          46             981              747            (920)          336
     Unrealized gain (loss).......................      16,129          27,980              124         (15,043)        3,118
                                                      --------        --------         --------        --------      --------
       Net gain (loss) on investments.............      16,175          28,961           30,102          (7,224)        3,720
                                                      --------        --------         --------        --------      --------
          Net increase in contract owners' equity
            from operations.......................    $ 15,711        $ 28,181         $ 34,129        $  3,057      $  4,228
                                                      ========        ========         ========        ========      ========

                                                       CALVERT
                                                       VARIABLE       UBS SERIES
                                                     SERIES, INC.       TRUST
                                                    --------------    ----------
                                                    SOCIAL EQUITY      TACTICAL
                                                      SUBACCOUNT      ALLOCATION
                                                       (NOTE 5)       SUBACCOUNT
                                                    --------------    ----------
                                                       2003(e)         2003(d)
                                                    --------------    ----------
Investment activity:
  Reinvested dividends............................     $     12        $      0
  Risk & administrative expense (note 3)..........         (653)             (1)
                                                       --------        --------
     Net investment activity......................         (641)             (1)
                                                       --------        --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.....................            0               0
     Realized gain (loss).........................          907               1
     Unrealized gain (loss).......................       14,576               0
                                                       --------        --------
       Net gain (loss) on investments.............       15,483               1
                                                       --------        --------
          Net increase in contract owners' equity
            from operations.......................     $ 14,842        $      0
                                                       ========        ========

                                                          DREYFUS
                                           THE           VARIABLE
                                        PRUDENTIAL      INVESTMENT                                            VAN KAMPEN
                                          SERIES      FUND -- SERVICE                                  UNIVERSAL INSTITUTIONAL
                                        FUND, INC.        SHARES           ROYCE CAPITAL FUND:            FUNDS -- CLASS II
                                        ----------    ---------------    ------------------------    ----------------------------
                                                                                                       CORE PLUS        US REAL
                                         JENNISON      APPRECIATION      SMALL-CAP     MICRO-CAP      FIXED INCOME       ESTATE
                                        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        ----------    ---------------    ----------    ----------    --------------    ----------
                                         2003(d)          2003(d)         2003(d)       2003(d)         2003(e)         2003(d)
                                        ----------    ---------------    ----------    ----------    --------------    ----------
Investment activity:
  Reinvested dividends................   $      0        $     76         $      0      $      0        $      2        $      0
  Risk & administrative expense (note
     3)...............................        (15)             (6)            (312)         (479)            (19)              0
                                         --------        --------         --------      --------        --------        --------
     Net investment activity..........        (15)             70             (312)         (479)            (17)              0
                                         --------        --------         --------      --------        --------        --------
  Realized & unrealized gain on
     investments:
     Reinvested capital gains.........          0               0            5,341         4,676              25               0
     Realized gain....................         42               0               57            47               0               0
     Unrealized gain..................        310             201            6,330        15,479              14              15
                                         --------        --------         --------      --------        --------        --------
       Net gain on investments........        352             201           11,728        20,202              39              15
                                         --------        --------         --------      --------        --------        --------
          Net increase in contract
            owners' equity from
            operations................   $    337        $    271         $ 11,416      $ 19,723        $     22        $     15
                                         ========        ========         ========      ========        ========        ========

---------------

(d) Period from May 1, 2003 date of commencement of operations

(e) Period from May 2, 2003 date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                        OHIO NATIONAL FUND, INC
                                         -------------------------------------------------------------------------------------
                                                   EQUITY                     MONEY MARKET}                     BOND
                                                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                         ---------------------------    --------------------------    ------------------------
                                            2003            2002           2003           2002           2003          2002
                                         -----------    ------------    -----------    -----------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $  (223,314)   $   (201,966)   $      (835)   $    18,143    $  176,766    $  214,479
  Reinvested capital gains.............            0               0              0              0             0             0
  Realized gain (loss).................   (1,280,521)     (2,777,072)           200            (39)       38,941       (23,749)
  Unrealized gain (loss)...............   10,052,883      (3,319,228)             0              0       167,070       118,379
                                         -----------    ------------    -----------    -----------    ----------    ----------
          Net increase (decrease) in
            contractowners' equity from
            operations.................    8,549,048      (6,298,266)          (635)        18,104       382,777       309,109
                                         -----------    ------------    -----------    -----------    ----------    ----------
Equity transactions:
  Contract purchase payments...........      341,582         268,875        107,340        362,479        59,423       102,030
  Transfers from fixed & other
     subaccounts.......................    1,655,036         842,530      1,744,380      4,020,879       310,893     1,362,010
  Withdrawals, surrenders & contract
     charges (note 3)..................   (2,737,732)     (3,541,109)      (715,335)      (810,834)     (288,981)     (310,257)
  Annuity & death benefit payments.....     (347,145)       (609,812)      (127,710)      (269,687)      (81,483)      (40,600)
  Transfers to fixed & other
     subaccounts.......................   (1,699,005)     (3,047,676)    (2,399,703)    (4,637,539)     (815,718)     (881,632)
                                         -----------    ------------    -----------    -----------    ----------    ----------
       Net equity transactions.........   (2,787,264)     (6,087,192)    (1,391,028)    (1,334,702)     (815,866)      231,551
                                         -----------    ------------    -----------    -----------    ----------    ----------
          Net change in contract
            owners' equity.............    5,761,784     (12,385,458)    (1,391,663)    (1,316,598)     (433,089)      540,660
                                         -----------    ------------    -----------    -----------    ----------    ----------
Contract owners' equity:
  Beginning of period..................   21,796,979      34,182,437      4,590,571      5,907,169     4,593,829     4,053,169
                                         -----------    ------------    -----------    -----------    ----------    ----------
  End of period........................  $27,558,763    $ 21,796,979    $ 3,198,908    $ 4,590,571    $4,160,740    $4,593,829
                                         ===========    ============    ===========    ===========    ==========    ==========
Change in units:
  Beginning units......................      690,700         871,395        212,182        274,040       192,325       175,787
                                         -----------    ------------    -----------    -----------    ----------    ----------
  Units purchased......................       66,344          43,612        104,798        240,677        12,727        61,595
  Units redeemed.......................     (147,540)       (224,307)      (181,937)      (302,535)      (45,454)      (45,057)
                                         -----------    ------------    -----------    -----------    ----------    ----------
  Ending units.........................      609,504         690,700        135,043        212,182       159,598       192,325
                                         ===========    ============    ===========    ===========    ==========    ==========

                                          OHIO NATIONAL FUND, INC
                                         --------------------------
                                                    OMNI
                                                 SUBACCOUNT
                                         --------------------------
                                            2003           2002
                                         -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $    23,027    $    97,122
  Reinvested capital gains.............            0              0
  Realized gain (loss).................     (938,393)    (1,527,520)
  Unrealized gain (loss)...............    3,028,745     (2,062,428)
                                         -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations............    2,113,379     (3,492,826)
                                         -----------    -----------
Equity transactions:
  Contract purchase payments...........       94,504         58,870
  Transfers from fixed & other
     subaccounts.......................       28,728         89,284
  Withdrawals, surrenders & contract
     charges (note 3)..................     (682,525)    (1,241,954)
  Annuity & death benefit payments.....     (225,851)      (274,100)
  Transfers to fixed & other
     subaccounts.......................     (636,950)    (1,452,537)
                                         -----------    -----------
       Net equity transactions.........   (1,422,094)    (2,820,437)
                                         -----------    -----------
          Net change in contract
            owners' equity.............      691,285     (6,313,263)
                                         -----------    -----------
Contract owners' equity:
  Beginning of period..................    9,727,652     16,040,915
                                         -----------    -----------
  End of period........................  $10,418,937    $ 9,727,652
                                         ===========    ===========
Change in units:
  Beginning units......................      498,797        639,898
                                         -----------    -----------
  Units purchased......................        5,506          3,684
  Units redeemed.......................      (76,302)      (144,785)
                                         -----------    -----------
  Ending units.........................      428,001        498,797
                                         ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          OHIO NATIONAL FUND, INC
                                           --------------------------------------------------------------------------------------
                                                 INTERNATIONAL              CAPITAL APPRECIATION               DISCOVERY
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                           --------------------------    --------------------------    --------------------------
                                              2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................  $   (45,791)   $   (85,174)   $   (52,891)   $   (89,292)   $   (64,858)   $   (87,136)
  Reinvested capital gains...............            0              0              0         92,968              0              0
  Realized loss..........................   (1,997,831)    (2,304,583)      (281,985)      (163,805)    (1,033,213)    (1,180,932)
  Unrealized gain (loss).................    4,190,761       (281,482)     2,696,384     (2,580,642)     3,105,036     (2,394,983)
                                           -----------    -----------    -----------    -----------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................    2,147,139     (2,671,239)     2,361,508     (2,740,771)     2,006,965     (3,663,051)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Contract purchase payments.............      127,270         89,501         97,146        199,005         80,180        113,867
  Transfers from fixed & other
     subaccounts.........................       37,653         89,707        221,204      1,334,033        113,606        246,460
  Withdrawals, surrenders & contract
     charges (note 3)....................   (1,305,701)    (1,485,973)    (1,234,856)      (960,251)      (681,427)      (794,720)
  Annuity & death benefit payments.......     (174,405)      (140,982)      (128,121)      (181,557)       (27,149)      (105,246)
  Transfers to fixed & other
     subaccounts.........................     (646,673)    (1,232,631)    (1,152,008)      (996,316)      (627,151)      (996,147)
                                           -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions...........   (1,961,856)    (2,680,378)    (2,196,635)      (605,086)    (1,141,941)    (1,535,786)
                                           -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract owners'
            equity.......................      185,283     (5,351,617)       164,873     (3,345,857)       865,024     (5,198,837)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity:
  Beginning of period....................    8,513,751     13,865,368      9,497,478     12,843,335      6,434,801     11,633,638
                                           -----------    -----------    -----------    -----------    -----------    -----------
  End of period..........................  $ 8,699,034    $ 8,513,751    $ 9,662,351    $ 9,497,478    $ 7,299,825    $ 6,434,801
                                           ===========    ===========    ===========    ===========    ===========    ===========
Change in units:
  Beginning units........................      734,969        943,739        494,524        527,568        353,311        424,649
                                           -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased........................       13,113         11,426         12,236         66,997          8,871         17,194
  Units redeemed.........................     (177,857)      (220,196)      (122,409)      (100,041)       (67,209)       (88,532)
                                           -----------    -----------    -----------    -----------    -----------    -----------
  Ending units...........................      570,225        734,969        384,351        494,524        294,973        353,311
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             OHIO NATIONAL FUND, INC
                                           ----------------------------
                                           INTERNATIONAL SMALL COMPANY
                                                    SUBACCOUNT
                                           ----------------------------
                                               2003            2002
                                           ------------    ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................   $  (17,769)     $  (25,759)
  Reinvested capital gains...............            0               0
  Realized loss..........................     (235,629)       (303,357)
  Unrealized gain (loss).................    1,236,942        (107,244)
                                            ----------      ----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................      983,544        (436,360)
                                            ----------      ----------
Equity transactions:
  Contract purchase payments.............        7,845           7,981
  Transfers from fixed & other
     subaccounts.........................      138,027          75,901
  Withdrawals, surrenders & contract
     charges (note 3)....................     (294,958)       (245,260)
  Annuity & death benefit payments.......       (9,243)        (22,216)
  Transfers to fixed & other
     subaccounts.........................     (138,447)       (296,378)
                                            ----------      ----------
       Net equity transactions...........     (296,776)       (479,972)
                                            ----------      ----------
          Net change in contract owners'
            equity.......................      686,768        (916,332)
                                            ----------      ----------
Contract owners' equity:
  Beginning of period....................    2,123,212       3,039,544
                                            ----------      ----------
  End of period..........................   $2,809,980      $2,123,212
                                            ==========      ==========
Change in units:
  Beginning units........................      191,479         230,760
                                            ----------      ----------
  Units purchased........................       10,388           4,814
  Units redeemed.........................      (34,978)        (44,095)
                                            ----------      ----------
  Ending units...........................      166,889         191,479
                                            ==========      ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          OHIO NATIONAL FUND, INC
                                             ---------------------------------------------------------------------------------
                                                AGGRESSIVE GROWTH           SMALL CAP GROWTH           MID CAP OPPORTUNITY
                                                   SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                             -----------------------    ------------------------    --------------------------
                                               2003          2002          2003          2002          2003           2002
                                             ---------    ----------    ----------    ----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $  (7,671)   $   (9,592)   $  (11,892)   $  (16,184)   $   (69,151)   $   (82,284)
  Reinvested capital gains.................          0             0             0             0              0              0
  Realized loss............................   (175,497)     (225,299)     (583,525)     (507,049)      (469,755)      (685,311)
  Unrealized gain (loss)...................    386,125       (90,998)      989,931       (70,401)     3,212,885     (1,901,769)
                                             ---------    ----------    ----------    ----------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................    202,957      (325,889)      394,514      (593,634)     2,673,979     (2,669,364)
                                             ---------    ----------    ----------    ----------    -----------    -----------
Equity transactions:
  Contract purchase payments...............      6,126        12,615       (51,846)       10,037        117,267        177,928
  Transfers from fixed & other
     subaccounts...........................     26,633         5,405        74,862         3,409        247,538        199,903
  Withdrawals, surrenders & contract
     charges (note 3)......................    (64,775)     (100,334)      (76,865)     (137,488)      (857,561)      (560,166)
  Annuity & death benefit payments.........    (14,858)       (6,043)      (12,522)       (7,555)      (101,780)       (92,161)
  Transfers to fixed & other subaccounts...    (52,665)      (96,541)     (201,496)     (166,128)      (572,002)      (875,956)
                                             ---------    ----------    ----------    ----------    -----------    -----------
       Net equity transactions.............    (99,539)     (184,898)     (267,867)     (297,725)    (1,166,538)    (1,150,452)
                                             ---------    ----------    ----------    ----------    -----------    -----------
          Net change in contract owners'
            equity.........................    103,418      (510,787)      126,647      (891,359)     1,507,441     (3,819,816)
                                             ---------    ----------    ----------    ----------    -----------    -----------
Contract owners' equity:
  Beginning of period......................    742,526     1,253,313     1,177,566     2,068,925      6,633,198     10,453,014
                                             ---------    ----------    ----------    ----------    -----------    -----------
  End of period............................  $ 845,944    $  742,526    $1,304,213    $1,177,566    $ 8,140,639    $ 6,633,198
                                             =========    ==========    ==========    ==========    ===========    ===========
Change in units:
  Beginning units..........................    150,003       180,363       162,795       200,571        500,187        580,133
                                             ---------    ----------    ----------    ----------    -----------    -----------
  Units purchased..........................      5,197         2,886           195         1,448         20,072         24,785
  Units redeemed...........................    (23,573)      (33,246)      (37,627)      (39,224)       (96,463)      (104,731)
                                             ---------    ----------    ----------    ----------    -----------    -----------
  Ending units.............................    131,627       150,003       125,363       162,795        423,796        500,187
                                             =========    ==========    ==========    ==========    ===========    ===========

                                              OHIO NATIONAL FUND, INC
                                             --------------------------
                                                   S&P 500 INDEX
                                                     SUBACCOUNT
                                             --------------------------
                                                2003           2002
                                             -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $    21,526    $     9,278
  Reinvested capital gains.................            0              0
  Realized loss............................     (818,156)    (1,074,582)
  Unrealized gain (loss)...................    2,867,713     (2,021,089)
                                             -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................    2,071,083     (3,086,393)
                                             -----------    -----------
Equity transactions:
  Contract purchase payments...............      165,008        221,257
  Transfers from fixed & other
     subaccounts...........................      728,933        561,705
  Withdrawals, surrenders & contract
     charges (note 3)......................     (830,764)      (710,515)
  Annuity & death benefit payments.........     (150,884)      (254,243)
  Transfers to fixed & other subaccounts...   (1,139,812)    (2,009,789)
                                             -----------    -----------
       Net equity transactions.............   (1,227,519)    (2,191,585)
                                             -----------    -----------
          Net change in contract owners'
            equity.........................      843,564     (5,277,978)
                                             -----------    -----------
Contract owners' equity:
  Beginning of period......................    8,728,920     14,006,898
                                             -----------    -----------
  End of period............................  $ 9,572,484    $ 8,728,920
                                             ===========    ===========
Change in units:
  Beginning units..........................      706,746        868,259
                                             -----------    -----------
  Units purchased..........................       63,242         47,444
  Units redeemed...........................     (157,142)      (208,957)
                                             -----------    -----------
  Ending units.............................      612,846        706,746
                                             ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                     OHIO NATIONAL FUND, INC
                                -------------------------------------------------------------------------------------------------
                                  SOCIAL AWARENESS             BLUE CHIP              EQUITY INCOME           HIGH INCOME BOND
                                 SUBACCOUNT (NOTE 5)          SUBACCOUNT           SUBACCOUNT (NOTE 5)           SUBACCOUNT
                                ---------------------    ---------------------    ---------------------    ----------------------
                                  2003         2002        2003         2002        2003         2002        2003         2002
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
Increase (decrease) in
  contract owners' equity from
  operations:
  Net investment activity.....  $     205    $ (1,178)   $     576    $   (446)   $     274    $    412    $  22,366    $  24,914
  Reinvested capital gains....          0           0            0           0            0           0            0            0
  Realized gain (loss)........   (104,763)    (16,523)     (18,018)     (3,771)     (15,543)       (865)         974       (9,339)
  Unrealized gain (loss)......    110,042     (15,869)      76,395     (58,565)      17,165     (13,413)      40,197      (10,203)
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations........      5,484     (33,570)      58,953     (62,782)       1,896     (13,866)      63,537        5,372
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
Equity transactions:
  Contract purchase
     payments.................      1,705          75        3,867       1,858        1,750      24,011       33,553       95,490
  Transfers from fixed & other
     subaccounts..............          0           0      113,808      79,682       23,481      63,826      126,056      227,627
  Withdrawals, surrenders &
     contract charges (note
     3).......................          0     (10,422)     (18,137)    (20,552)           0      (4,159)     (12,691)     (27,145)
  Annuity & death benefit
     payments.................       (481)     (1,955)      (3,982)     (2,095)        (408)     (2,792)      (1,488)        (332)
  Transfers to fixed & other
     subaccounts..............    (95,172)     (7,652)    (136,101)    (35,850)    (131,679)     (9,208)    (148,509)    (109,788)
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
       Net equity
          transactions........    (93,948)    (19,954)     (40,545)     23,043     (106,856)     71,678       (3,079)     185,852
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
          Net change in
            contract owners'
            equity............    (88,464)    (53,524)      18,408     (39,739)    (104,960)     57,812       60,458      191,224
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
Contract owners' equity:
  Beginning of period.........     88,464     141,988      243,175     282,914      104,960      47,148      288,153       96,929
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
  End of period...............  $       0    $ 88,464    $ 261,583    $243,175    $       0    $104,960    $ 348,611    $ 288,153
                                =========    ========    =========    ========    =========    ========    =========    =========
Change in units:
  Beginning units.............     16,313      19,656       31,081      28,836       16,253       5,716       28,691        9,919
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
  Units purchased.............        333          12       11,594       8,554          278      12,564       10,973       32,639
  Units redeemed..............    (16,646)     (3,355)     (16,018)     (6,309)     (16,531)     (2,027)     (11,127)     (13,867)
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
  Ending units................          0      16,313       26,657      31,081            0      16,253       28,537       28,691
                                =========    ========    =========    ========    =========    ========    =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                     OHIO NATIONAL FUND, INC
                                 ------------------------------------------------------------------------------------------------
                                                                 NASDAQ-100
                                     CAPITAL GROWTH                INDEX                   BRISTOL              BRYTON GROWTH
                                       SUBACCOUNT                SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                 ----------------------    ----------------------    --------------------    --------------------
                                   2003         2002         2003         2002         2003      2002(b)       2003      2002(b)
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity......  $  (3,792)   $  (4,775)   $  (2,472)   $  (2,636)   $    (68)   $    (55)   $   (387)   $   (215)
  Reinvested capital gains.....          0            0            0            0           0           0           0           0
  Realized loss................   (135,058)    (122,672)     (42,466)     (77,401)       (843)       (571)     (5,657)     (5,321)
  Unrealized gain (loss).......    244,774     (153,437)     137,635      (67,012)      8,958      (1,404)     11,005      (4,735)
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations.........    105,924     (280,884)      92,697     (147,049)      8,047      (2,030)      4,961     (10,271)
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
Equity transactions:
  Contract purchase payments...     31,077       20,285          597        8,495           0           0           0           0
  Transfers from fixed & other
     subaccounts...............     46,722       54,278      129,339      364,362      65,843      40,795      68,767      75,993
  Withdrawals, surrenders &
     contract charges (note
     3)........................    (15,818)     (37,313)     (31,729)        (363)          0           0        (335)    (19,423)
  Annuity & death benefit
     payments..................     (1,014)      (8,576)        (127)      (2,512)          0           0         (10)         (6)
  Transfers to fixed & other
     subaccounts...............   (110,846)     (40,375)    (156,054)    (258,878)    (19,565)    (14,908)    (41,095)          0
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
       Net equity
          transactions.........    (49,879)     (11,701)     (57,974)     111,104      46,278      25,887      27,327      56,564
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
          Net change in
            contract owners'
            equity.............     56,045     (292,585)      34,723      (35,945)     54,325      23,857      32,288      46,293
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
Contract owners' equity:
  Beginning of period..........    354,422      647,007      214,873      250,818      23,857           0      46,293           0
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
  End of period................  $ 410,467    $ 354,422    $ 249,596    $ 214,873    $ 78,182    $ 23,857    $ 78,581    $ 46,293
                                 =========    =========    =========    =========    ========    ========    ========    ========
Change in units:
  Beginning units..............     70,373       73,658       85,971       62,222       3,038           0       6,773           0
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
  Units purchased..............      9,212       12,259       45,527       83,077       7,060       3,986       8,112       9,878
  Units redeemed...............    (20,817)     (15,544)     (63,287)     (59,328)     (2,512)       (948)     (6,330)     (3,105)
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
  Ending units.................     58,768       70,373       68,211       85,971       7,586       3,038       8,555       6,773
                                 =========    =========    =========    =========    ========    ========    ========    ========

---------------

(b) Period from May 1, 2002 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                     ----------------------------------------------------------------------------
                                                       FIRST         SECOND        THIRD         FOURTH
                                                      QUARTER       QUARTER       QUARTER       QUARTER            NOVEMBER
                                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT         SUBACCOUNT
                                                     ----------    ----------    ----------    ----------    --------------------
                                                        2003          2003          2003          2003         2003        2002
                                                     ----------    ----------    ----------    ----------    --------    --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................   $   851       $   414       $    96       $   593      $    108    $   464
  Reinvested capital gains.........................         0             0             0             0             0          0
  Realized gain (loss).............................        58             4             2            40        (1,833)        (3)
  Unrealized gain (loss)...........................    13,964         3,719         1,354         9,914         2,132     (3,197)
                                                      -------       -------       -------       -------      --------    -------
          Net increase (decrease) in contract
            owners' equity from operations.........    14,873         4,137         1,452        10,547           407     (2,736)
                                                      -------       -------       -------       -------      --------    -------
Equity transactions:
  Contract purchase payments.......................    39,634        28,934             0             0             0     24,500
  Transfers from fixed & other subaccounts.........         0             0        10,590        43,395             0          0
  Withdrawals, surrenders & contract charges (note
     3)............................................         0             0             0             0        (2,061)         0
  Annuity & death benefit payments.................         0            (8)           (5)          (37)            0        (30)
  Transfers to fixed & other subaccounts...........         0             0             0             0       (43,396)         0
                                                      -------       -------       -------       -------      --------    -------
       Net equity transactions.....................    39,634        28,926        10,585        43,358       (45,457)    24,470
                                                      -------       -------       -------       -------      --------    -------
          Net change in contract owners' equity....    54,507        33,063        12,037        53,905       (45,050)    21,734
                                                      -------       -------       -------       -------      --------    -------
Contract owners' equity:
  Beginning of period..............................         0             0             0             0        45,050     23,316
                                                      -------       -------       -------       -------      --------    -------
  End of period....................................   $54,507       $33,063       $12,037       $53,905      $      0    $45,050
                                                      =======       =======       =======       =======      ========    =======
Change in units:
  Beginning units..................................         0             0             0             0         5,683      2,530
                                                      -------       -------       -------       -------      --------    -------
  Units purchased..................................     5,099         2,642           971         4,168             0      3,157
  Units redeemed...................................         0            (1)            0            (3)       (5,683)        (4)
                                                      -------       -------       -------       -------      --------    -------
  Ending units.....................................     5,099         2,641           971         4,165             0      5,683
                                                      =======       =======       =======       =======      ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                       DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                             ------------------------------------------------------------------------------------
                                                FIRST QUARTER            FEBRUARY               MARCH            SECOND QUARTER
                                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------    ------------------    -----------------    ------------------
                                              2003        2002       2003       2002       2003       2002      2003       2002
                                             -------    --------    -------    -------    -------    ------    -------    -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $   634    $     49    $     0    $    31    $     3    $   99    $   318    $    13
  Reinvested capital gains.................    2,701           0          0          6          0        23          0          0
  Realized gain (loss).....................      336     (10,370)      (109)    (2,213)      (920)     (145)        (2)    (2,002)
  Unrealized gain (loss)...................    9,981        (368)       155       (158)       905      (871)     2,472        428
                                             -------    --------    -------    -------    -------    ------    -------    -------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................   13,652     (10,689)        46     (2,334)       (12)     (894)     2,788     (1,561)
                                             -------    --------    -------    -------    -------    ------    -------    -------
Equity transactions:
  Contract purchase payments...............   39,634         100          0      1,450          0       100     28,934        100
  Transfers from fixed & other
     subaccounts...........................    2,812           0          0          0          0     4,404        238          0
  Withdrawals, surrenders & contract
     charges (note 3)......................        0           0          0          0          0         0          0          0
  Annuity & death benefit payments.........   (1,639)         (1)         0         (1)    (1,000)       (6)        (8)        (1)
  Transfers to fixed & other subaccounts...        0           0     (1,386)         0     (2,717)        0          0          0
                                             -------    --------    -------    -------    -------    ------    -------    -------
       Net equity transactions.............   40,807          99     (1,386)     1,449     (3,717)    4,498     29,164         99
                                             -------    --------    -------    -------    -------    ------    -------    -------
          Net change in contract owners'
            equity.........................   54,459     (10,590)    (1,340)      (885)    (3,729)    3,604     31,952     (1,462)
                                             -------    --------    -------    -------    -------    ------    -------    -------
Contract owners' equity:
  Beginning of period......................       84      10,674      1,340      2,225      3,729       125        217      1,679
                                             -------    --------    -------    -------    -------    ------    -------    -------
  End of period............................  $54,543    $     84    $     0    $ 1,340    $     0    $3,729    $32,169    $   217
                                             =======    ========    =======    =======    =======    ======    =======    =======
Change in units:
  Beginning units..........................        9         997        125        189        324        10         22        154
                                             -------    --------    -------    -------    -------    ------    -------    -------
  Units purchased..........................    4,826           9          0        125          0       325      2,680          9
  Units redeemed...........................      148        (997)      (125)      (189)      (324)      (11)        (1)      (141)
                                             -------    --------    -------    -------    -------    ------    -------    -------
  Ending units.............................    4,983           9          0        125          0       324      2,701         22
                                             =======    ========    =======    =======    =======    ======    =======    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                             DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                          -----------------------------------------------------------------------
                                                                MAY               JUNE         THIRD QUARTER          AUGUST
                                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                          ----------------    -------------    --------------    ----------------
                                                          2003      2002      2003     2002    2003     2002     2003      2002
                                                          -----    -------    -----    ----    -----    -----    -----    -------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...............................  $   0    $    11    $   0    $  3    $  7     $  2     $   1    $     3
  Reinvested capital gains..............................      0          0        0       0       8        0         0          0
  Realized loss.........................................    (41)    (1,270)     (53)     (1)     (1)      (1)       (9)    (2,304)
  Unrealized gain (loss)................................     42        118       50     (19)     36      (18)        6         15
                                                          -----    -------    -----    ----    ----     ----     -----    -------
          Net increase (decrease) in contract owners'
           equity from operations.......................      1     (1,141)      (3)    (17)     50      (17)       (2)    (2,286)
                                                          -----    -------    -----    ----    ----     ----     -----    -------
Equity transactions:
  Contract purchase payments............................      0          0        0       0       0        0         0          0
  Transfers from fixed & other subaccounts..............      0          0        0       0     273        0         0          0
  Withdrawals, surrenders & contract charges (note 3)...      0          0        0       0       0        0         0          0
  Annuity & death benefit payments......................      0         (1)      (1)      0      (1)      (1)       (1)        (1)
  Transfers to fixed & other subaccounts................   (122)         0     (115)      0       0        0      (146)         0
                                                          -----    -------    -----    ----    ----     ----     -----    -------
       Net equity transactions..........................   (122)        (1)    (116)      0     272       (1)     (147)        (1)
                                                          -----    -------    -----    ----    ----     ----     -----    -------
          Net change in contract owners' equity.........   (121)    (1,142)    (119)    (17)    322      (18)     (149)    (2,287)
                                                          -----    -------    -----    ----    ----     ----     -----    -------
Contract owners' equity:
  Beginning of period...................................    121      1,263      119     136     126      144       149      2,436
                                                          -----    -------    -----    ----    ----     ----     -----    -------
  End of period.........................................  $   0    $   121    $   0    $119    $448     $126     $   0    $   149
                                                          =====    =======    =====    ====    ====     ====     =====    =======
Change in units:
  Beginning units.......................................     12        110       13      13      13       13        13        205
                                                          -----    -------    -----    ----    ----     ----     -----    -------
  Units purchased.......................................      0          0        0       0      28        0         0          0
  Units redeemed........................................    (12)       (98)     (13)      0       0        0       (13)      (192)
                                                          -----    -------    -----    ----    ----     ----     -----    -------
  Ending units..........................................      0         12        0      13      41       13         0         13
                                                          =====    =======    =====    ====    ====     ====     =====    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                             DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                         ------------------------------------------------------------------------
                                                           SEPTEMBER      FOURTH QUARTER          NOVEMBER            DECEMBER
                                                          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                         -------------    ---------------    -------------------    -------------
                                                         2003     2002     2003      2002      2003       2002      2003     2002
                                                         -----    ----    -------    ----    --------    -------    -----    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..............................  $   0    $  2    $   913    $  3    $    277    $   585    $   1    $  2
  Reinvested capital gains.............................      0       0        261       0           0          0        0       0
  Realized gain (loss).................................    (22)     (1)        51       0       1,488     (3,351)     (40)     (1)
  Unrealized gain (loss)...............................     20     (24)    13,454     (14)      1,934       (950)      37     (29)
                                                         -----    ----    -------    ----    --------    -------    -----    ----
          Net increase (decrease) in contract owners'
            equity from operations.....................     (2)    (23)    14,679     (11)      3,699     (3,716)      (2)    (28)
                                                         -----    ----    -------    ----    --------    -------    -----    ----
Equity transactions:
  Contract purchase payments...........................      0       0          0       0           0     24,500        0       0
  Transfers from fixed & other subaccounts.............      0       0     71,162       0           0     36,542        0       0
  Withdrawals, surrenders & contract charges (note
     3)................................................      0       0          0       0           0          0        0       0
  Annuity & death benefit payments.....................      0      (1)       (38)     (1)         (1)       (31)      (1)     (1)
  Transfers to fixed & other subaccounts...............   (128)      0          0       0     (71,041)         0     (122)      0
                                                         -----    ----    -------    ----    --------    -------    -----    ----
       Net equity transactions.........................   (128)     (1)    71,124      (1)    (71,042)    61,011     (123)     (1)
                                                         -----    ----    -------    ----    --------    -------    -----    ----
          Net change in contract owners' equity........   (130)    (24)    85,803     (12)    (67,343)    57,295     (125)    (29)
                                                         -----    ----    -------    ----    --------    -------    -----    ----
Contract owners' equity:
  Beginning of period..................................    130     154        156     168      67,343     10,048      125     154
                                                         -----    ----    -------    ----    --------    -------    -----    ----
  End of period........................................  $   0    $130    $85,959    $156    $      0    $67,343    $   0    $125
                                                         =====    ====    =======    ====    ========    =======    =====    ====
Change in units:
  Beginning units......................................     13      13         13      13       9,277      1,160       14      14
                                                         -----    ----    -------    ----    --------    -------    -----    ----
  Units purchased......................................      0       0      6,116       0           0      8,473        0       0
  Units redeemed.......................................    (13)      0         (3)      0      (9,277)      (356)     (14)      0
                                                         -----    ----    -------    ----    --------    -------    -----    ----
  Ending units.........................................      0      13      6,126      13           0      9,277        0      14
                                                         =====    ====    =======    ====    ========    =======    =====    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                    JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                                 --------------------------------------------------------------------------------
                                                          GROWTH                 WORLDWIDE GROWTH                BALANCED
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 ------------------------    ------------------------    ------------------------
                                                    2003          2002          2003          2002          2003          2002
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (10,264)   $  (15,025)   $  (13,601)   $   (2,877)   $   21,137    $   26,412
  Reinvested capital gains.....................           0             0             0             0             0             0
  Realized loss................................    (220,350)     (445,692)     (421,727)     (415,794)      (64,896)     (131,290)
  Unrealized gain (loss).......................     523,026       (12,002)      632,424       (84,026)      255,162       (57,730)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
          Net increase (decrease) in contract
            owners' equity from operations.....     292,412      (472,719)      197,096      (502,697)      211,403      (162,608)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments...................      42,377        40,793        87,097        39,030        75,001        11,899
  Transfers from fixed & other subaccounts.....      71,490        43,699        52,015        79,700       218,899       438,413
  Withdrawals, surrenders & contract charges
     (note 3)..................................     (46,876)     (112,467)      (94,151)     (185,492)     (163,084)     (212,189)
  Annuity & death benefit payments.............      (4,952)      (26,246)      (17,393)      (19,607)      (46,365)     (106,583)
  Transfers to fixed & other subaccounts.......    (231,641)     (392,842)     (347,741)     (275,668)     (232,317)     (397,021)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions.................    (169,602)     (447,063)     (320,173)     (362,037)     (147,866)     (265,481)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
          Net change in contract owners'
            equity.............................     122,810      (919,782)     (123,077)     (864,734)       63,537      (428,089)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period..........................   1,060,945     1,980,727     1,215,919     2,080,653     1,730,502     2,158,591
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  End of period................................  $1,183,755    $1,060,945    $1,092,842    $1,215,919    $1,794,039    $1,730,502
                                                 ==========    ==========    ==========    ==========    ==========    ==========
Change in units:
  Beginning units..............................     198,627       269,661       194,550       245,469       185,445       214,205
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased..............................      14,222        11,269         9,443        19,041        24,545        44,798
  Units redeemed...............................     (42,920)      (82,303)      (64,036)      (69,960)      (42,496)      (73,558)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Ending units.................................     169,929       198,627       139,957       194,550       167,494       185,445
                                                 ==========    ==========    ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY         FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                           STRONG VARIABLE INSURANCE FUNDS, INC
                                                          -----------------------------------------------------------------------
                                                             OPPORTUNITY II        MULTI CAP VALUE II        MID CAP GROWTH II
                                                               SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                                          --------------------    ---------------------    ----------------------
                                                            2003        2002        2003        2002         2003         2002
                                                          --------    --------    --------    ---------    ---------    ---------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...............................  $ (2,707)   $ (1,390)   $ (1,459)   $  (1,276)   $  (4,015)   $  (5,946)
  Reinvested capital gains..............................         0       5,365           0       10,316            0            0
  Realized loss.........................................   (24,595)    (25,594)     (3,731)      (1,600)    (226,956)    (354,904)
  Unrealized gain (loss)................................   116,624     (67,808)     64,036      (67,554)     327,752       67,069
                                                          --------    --------    --------    ---------    ---------    ---------
          Net increase (decrease) in contract owners'
           equity from operations.......................    89,322     (89,427)     58,846      (60,114)      96,781     (293,781)
                                                          --------    --------    --------    ---------    ---------    ---------
Equity transactions:
  Contract purchase payments............................     7,906      14,851         150        1,140        8,282       11,760
  Transfers from fixed & other subaccounts..............    88,524      76,900      20,385        8,034      152,379       69,693
  Withdrawals, surrenders & contract charges (note 3)...   (20,054)     (9,911)     (1,357)     (40,624)     (18,978)     (52,075)
  Annuity & death benefit payments......................    (4,927)       (370)       (153)        (430)      (5,174)     (15,249)
  Transfers to fixed & other subaccounts................   (39,879)    (37,163)    (13,340)     (41,542)    (215,791)    (234,910)
                                                          --------    --------    --------    ---------    ---------    ---------
       Net equity transactions..........................    31,570      44,307       5,685      (73,422)     (79,282)    (220,781)
                                                          --------    --------    --------    ---------    ---------    ---------
          Net change in contract owners' equity.........   120,892     (45,120)     64,531     (133,536)      17,499     (514,562)
                                                          --------    --------    --------    ---------    ---------    ---------
Contract owners' equity:
  Beginning of period...................................   246,894     292,014     159,063      292,599      375,292      889,854
                                                          --------    --------    --------    ---------    ---------    ---------
  End of period.........................................  $367,786    $246,894    $223,594    $ 159,063    $ 392,791    $ 375,292
                                                          ========    ========    ========    =========    =========    =========
Change in units:
  Beginning units.......................................    30,183      25,824      18,435       25,817       81,389      119,257
                                                          --------    --------    --------    ---------    ---------    ---------
  Units purchased.......................................     9,851       9,685       2,208        2,141       25,068       16,914
  Units redeemed........................................    (6,866)     (5,326)     (1,738)      (9,523)     (42,411)     (54,782)
                                                          --------    --------    --------    ---------    ---------    ---------
  Ending units..........................................    33,168      30,183      18,905       18,435       64,046       81,389
                                                          ========    ========    ========    =========    =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                     VAN KAMPEN UNIVERSAL
                                    INSTITUTIONAL FUNDS --
                                           CLASS I                          GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                    ----------------------    -------------------------------------------------------------------
                                        US REAL ESTATE          GROWTH & INCOME          CORE US EQUITY         CAPITAL GROWTH
                                          SUBACCOUNT               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                    ----------------------    --------------------    --------------------    -------------------
                                      2003         2002         2003        2002        2003        2002       2003        2002
                                    ---------    ---------    --------    --------    --------    --------    -------    --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $ (1,597)    $  1,821     $    772    $    540    $      0    $   (336)   $  (234)   $   (340)
  Reinvested capital gains........         0        2,777            0           0           0           0          0           0
  Realized gain (loss)............     8,434        5,031       (2,017)     (4,392)    (13,753)     (1,524)      (973)    (13,304)
  Unrealized gain (loss)..........    41,527      (17,084)      44,130     (10,777)     33,908     (19,316)     7,645       2,743
                                    --------     --------     --------    --------    --------    --------    -------    --------
          Net increase (decrease)
            in contract owners'
            equity from
            operations............    48,364       (7,455)      42,885     (14,629)     20,155     (21,176)     6,438     (10,901)
                                    --------     --------     --------    --------    --------    --------    -------    --------
Equity transactions:
  Contract purchase payments......        60          112       24,176         860       5,000       5,000      4,389       1,080
  Transfers from fixed & other
     subaccounts..................   142,360       57,690      137,549      42,162      55,931      20,132      3,091      38,294
  Withdrawals, surrenders &
     contract charges (note 3)....   (50,352)     (50,736)      (3,642)    (14,720)    (31,387)          0     (2,365)     (7,098)
  Annuity & death benefit
     payments.....................      (125)         (70)      (1,746)     (2,944)     (1,724)     (7,332)    (1,689)       (441)
  Transfers to fixed & other
     subaccounts..................    (2,906)     (50,867)     (71,603)     (6,949)     (7,795)          0     (4,220)    (34,830)
                                    --------     --------     --------    --------    --------    --------    -------    --------
       Net equity transactions....    89,037      (43,871)      84,734      18,409      20,025      17,800       (794)     (2,995)
                                    --------     --------     --------    --------    --------    --------    -------    --------
          Net change in contract
            owners' equity........   137,401      (51,326)     127,619       3,780      40,180      (3,376)     5,644     (13,896)
                                    --------     --------     --------    --------    --------    --------    -------    --------
Contract owners' equity:
  Beginning of period.............   103,512      154,838      102,176      98,396      75,380      78,756     26,692      40,588
                                    --------     --------     --------    --------    --------    --------    -------    --------
  End of period...................  $240,913     $103,512     $229,795    $102,176    $115,560    $ 75,380    $32,336    $ 26,692
                                    ========     ========     ========    ========    ========    ========    =======    ========
Change in units:
  Beginning units.................     7,476       10,972       13,113      11,074      11,449       9,244      4,139       4,713
                                    --------     --------     --------    --------    --------    --------    -------    --------
  Units purchased.................     8,464        3,873       17,300       5,157       8,192       3,188      1,097       5,777
  Units redeemed..................    (3,159)      (7,369)      (6,455)     (3,118)     (5,968)       (983)    (1,145)     (6,351)
                                    --------     --------     --------    --------    --------    --------    -------    --------
  Ending units....................    12,781        7,476       23,958      13,113      13,673      11,449      4,091       4,139
                                    ========     ========     ========    ========    ========    ========    =======    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                                                               PBHG INSURANCE
                                                                 LAZARD RETIREMENT SERIES, INC                  SERIES FUND
                                                        -----------------------------------------------    ----------------------
                                                           EMERGING MARKET             SMALL CAP                TECH & COMM
                                                             SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                        ---------------------    ----------------------    ----------------------
                                                          2003        2002         2003         2002         2003         2002
                                                        --------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity.............................  $ (1,599)   $    (829)   $  (8,484)   $  (8,274)   $  (1,894)   $  (1,362)
  Reinvested capital gains............................         0            0            0        3,565            0            0
  Realized gain (loss)................................    (1,196)      (7,885)      21,192      (22,684)    (277,784)    (145,551)
  Unrealized gain (loss)..............................    77,890       (2,411)     240,605     (149,245)     338,590       21,217
                                                        --------    ---------    ---------    ---------    ---------    ---------
          Net increase (decrease) in contract owners'
           equity from operations.....................    75,095      (11,125)     253,313     (176,638)      58,912     (125,696)
                                                        --------    ---------    ---------    ---------    ---------    ---------
Equity transactions:
  Contract purchase payments..........................     1,325        1,210        7,084      107,052          760          460
  Transfers from fixed & other subaccounts............   100,207      226,807      177,558      490,399        6,233      232,385
  Withdrawals, surrenders & contract charges (note
     3)...............................................    (3,989)      (8,420)    (313,266)     (85,690)    (232,107)     (18,417)
  Annuity & death benefit payments....................      (487)        (366)      (7,190)      (7,603)        (455)        (835)
  Transfers to fixed & other subaccounts..............   (15,532)    (139,171)     (92,539)    (261,578)     (28,898)     (20,763)
                                                        --------    ---------    ---------    ---------    ---------    ---------
       Net equity transactions........................    81,524       80,060     (228,353)     242,580     (254,467)     192,830
                                                        --------    ---------    ---------    ---------    ---------    ---------
          Net change in contract owners' equity.......   156,619       68,935       24,960       65,942     (195,555)      67,134
                                                        --------    ---------    ---------    ---------    ---------    ---------
Contract owners' equity:
  Beginning of period.................................   133,287       64,352      803,077      737,135      252,221      185,087
                                                        --------    ---------    ---------    ---------    ---------    ---------
  End of period.......................................  $289,906    $ 133,287    $ 828,037    $ 803,077    $  56,666    $ 252,221
                                                        ========    =========    =========    =========    =========    =========
Change in units:
  Beginning units.....................................    16,346        7,694       66,499       49,724      219,791       73,340
                                                        --------    ---------    ---------    ---------    ---------    ---------
  Units purchased.....................................     9,489       24,832       13,125       41,642        5,126      178,005
  Units redeemed......................................    (2,388)     (16,180)     (29,153)     (24,867)    (190,703)     (31,554)
                                                        --------    ---------    ---------    ---------    ---------    ---------
  Ending units........................................    23,447       16,346       50,471       66,499       34,214      219,791
                                                        ========    =========    =========    =========    =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                        -----------------------------------------------------------------------------------------
                                                                                                                       VIP EQUITY
                                              VIP MID CAP              VIP CONTRAFUND              VIP GROWTH            INCOME
                                               SUBACCOUNT                SUBACCOUNT                SUBACCOUNT          SUBACCOUNT
                                        ------------------------    ---------------------    ----------------------    ----------
                                           2003          2002         2003         2002        2003         2002        2003(F)
                                        ----------    ----------    ---------    --------    ---------    ---------    ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $   (7,955)   $   (4,180)   $  (3,711)   $ (1,452)   $  (2,478)   $  (3,170)     $   (8)
  Reinvested capital gains............           0             0            0           0            0            0           0
  Realized gain (loss)................      (9,937)      (18,058)       2,095      (4,874)     (66,467)     (31,521)          0
  Unrealized gain (loss)..............     348,439      (110,704)     128,626     (22,113)     141,781      (94,485)        625
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
          Net increase (decrease) in
            contract owners' equity
            from
            operations................     330,547      (132,942)     127,010     (28,439)      72,836     (129,176)        617
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
Equity transactions:
  Contract purchase payments..........      29,115        65,341       14,621      21,422       21,096       42,802           0
  Transfers from fixed & other
     subaccounts......................     345,251       736,893      328,203     330,138      116,196       86,217       8,747
  Withdrawals, surrenders & contract
     charges (note 3).................    (103,960)      (60,072)     (11,477)     (2,239)     (12,773)      (8,092)          0
  Annuity & death benefit payments....      (8,150)       (4,958)      (3,952)       (742)      (6,221)      (1,349)          0
  Transfers to fixed & other
     subaccounts......................    (296,516)     (309,897)    (174,713)    (76,278)    (193,302)     (50,443)          0
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
       Net equity transactions........     (34,260)      427,307      152,682     272,301      (75,004)      69,135       8,747
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
          Net change in contract
            owners' equity............     296,287       294,365      279,692     243,862       (2,168)     (60,041)      9,364
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
Contract owners' equity:
  Beginning of period.................   1,033,380       739,015      344,785     100,923      317,369      377,410           0
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
  End of period.......................  $1,329,667    $1,033,380    $ 624,477    $344,785    $ 315,201    $ 317,369      $9,364
                                        ==========    ==========    =========    ========    =========    =========      ======
Change in units:
  Beginning units.....................     108,804        69,287       48,105      12,608       66,814       54,814           0
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
  Units purchased.....................      30,758        76,359       39,520      45,869       23,261       24,081         839
  Units redeemed......................     (37,215)      (36,842)     (19,004)    (10,372)     (39,620)     (12,081)          0
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
  Ending units........................     102,347       108,804       68,621      48,105       50,455       66,814         839
                                        ==========    ==========    =========    ========    =========    =========      ======

---------------

(f) Period from October 1, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                   JANUS ASPEN SERIES -- SERVICE SHARES
                                          ---------------------------------------------------------------------------------------
                                                                                                                    INTERNATIONAL
                                                  GROWTH              WORLDWIDE GROWTH            BALANCED             GROWTH
                                                SUBACCOUNT               SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                          ----------------------    --------------------    --------------------    -------------
                                            2003         2002         2003        2002        2003        2002         2003(d)
                                          ---------    ---------    --------    --------    --------    --------    -------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $  (1,810)   $  (2,930)   $   (232)   $   (699)   $  4,118    $  4,944       $  (20)
  Reinvested capital gains..............          0            0           0           0           0           0            0
  Realized gain (loss)..................    (70,537)     (44,582)    (19,748)    (20,317)     (3,672)     (9,556)           4
  Unrealized gain (loss)................    120,405      (46,126)     49,657     (34,135)     58,794     (32,762)       1,561
                                          ---------    ---------    --------    --------    --------    --------       ------
          Net increase (decrease) in
            contract owners' equity from
            operations..................     48,058      (93,638)     29,677     (55,151)     59,240     (37,374)       1,545
                                          ---------    ---------    --------    --------    --------    --------       ------
Equity transactions:
  Contract purchase payments............      3,683       17,643       1,325      31,281      56,524     190,992            0
  Transfers from fixed & other
     subaccounts........................        162            0         450       3,750       2,219       8,164        7,059
  Withdrawals, surrenders & contract
     charges (note 3)...................    (15,745)     (34,753)          0      (8,073)    (40,256)    (43,802)           0
  Annuity & death benefit payments......     (8,716)     (11,658)       (134)     (6,097)     (1,554)       (777)          (3)
  Transfers to fixed & other
     subaccounts........................    (96,758)     (26,941)    (27,444)    (19,175)     (6,884)    (52,244)           0
                                          ---------    ---------    --------    --------    --------    --------       ------
       Net equity transactions..........   (117,374)     (55,709)    (25,803)      1,686      10,049     102,333        7,056
                                          ---------    ---------    --------    --------    --------    --------       ------
          Net change in contract owners'
            equity......................    (69,316)    (149,347)      3,874     (53,465)     69,289      64,959        8,601
                                          ---------    ---------    --------    --------    --------    --------       ------
Contract owners' equity:
  Beginning of period...................    213,602      362,949     146,217     199,682     462,462     397,503            0
                                          ---------    ---------    --------    --------    --------    --------       ------
  End of period.........................  $ 144,286    $ 213,602    $150,091    $146,217    $531,751    $462,462       $8,601
                                          =========    =========    ========    ========    ========    ========       ======
Change in units:
  Beginning units.......................     48,952       60,329      32,442      32,580      54,558      43,335            0
                                          ---------    ---------    --------    --------    --------    --------       ------
  Units purchased.......................        850        3,221         371       5,981       6,728      22,300          633
  Units redeemed........................    (24,423)     (14,598)     (5,610)     (6,119)     (5,541)    (11,077)           0
                                          ---------    ---------    --------    --------    --------    --------       ------
  Ending units..........................     25,379       48,952      27,203      32,442      55,745      54,558          633
                                          =========    =========    ========    ========    ========    ========       ======

---------------

(d) Period from May 1, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                             MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                      -------------------------------------------------------------------------------------------
                                         NEW DISCOVERY        INVESTORS GROWTH         MID CAP GROWTH           TOTAL RETURN
                                          SUBACCOUNT          STOCK SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                      -------------------    -------------------    --------------------    ---------------------
                                       2003        2002        2003       2002        2003        2002        2003        2002
                                      -------    --------    --------    -------    --------    --------    --------    ---------
Increase (decrease) in contract
  owners'
  equity from operations:
  Net investment activity...........  $  (185)   $   (102)   $    (95)   $   (3)    $   (117)   $   (127)   $  3,968    $   1,457
  Reinvested capital gains..........        0           0           0         0            0           0           0        3,651
  Realized gain (loss)..............       18      (3,559)      2,125         0         (369)     (4,825)        224      (13,507)
  Unrealized gain (loss)............    5,761      (2,866)        649       (96)       4,237      (5,565)     89,813       (9,370)
                                      -------    --------    --------    ------     --------    --------    --------    ---------
          Net increase (decrease) in
            contract owners' equity
            from operations.........    5,594      (6,527)      2,679       (99)       3,751     (10,517)     94,005      (17,769)
                                      -------    --------    --------    ------     --------    --------    --------    ---------
Equity transactions:
  Contract purchase payments........      189       1,250           0     2,402          450         625      10,910      154,713
  Transfers from fixed & other
     subaccounts....................    6,711      55,770      12,052         0       27,093       7,884     306,047      488,712
  Withdrawals, surrenders & contract
     charges (note 3)...............     (348)       (422)          0         0            0        (901)     (7,501)     (23,030)
  Annuity & death benefit
     payments.......................       (9)          0         (13)        0           (3)         (7)    (10,478)      (3,925)
  Transfers to fixed & other
     subaccounts....................        0     (44,850)    (13,871)        0      (19,347)     (7,877)    (46,304)    (161,946)
                                      -------    --------    --------    ------     --------    --------    --------    ---------
       Net equity transactions......    6,543      11,748      (1,832)    2,402        8,193        (276)    252,674      454,524
                                      -------    --------    --------    ------     --------    --------    --------    ---------
          Net change in contract
            owners' equity..........   12,137       5,221         847     2,303       11,944     (10,793)    346,679      436,755
                                      -------    --------    --------    ------     --------    --------    --------    ---------
Contract owners' equity:
  Beginning of period...............   10,370       5,149       2,303         0        7,509      18,302     461,327       24,572
                                      -------    --------    --------    ------     --------    --------    --------    ---------
  End of period.....................  $22,507    $ 10,370    $  3,150    $2,303     $ 19,453    $  7,509    $808,006    $ 461,327
                                      =======    ========    ========    ======     ========    ========    ========    =========
Change in units:
  Beginning units...................    1,328         445         301         0        1,206       1,648      47,977        2,394
                                      -------    --------    --------    ------     --------    --------    --------    ---------
  Units purchased...................      894       5,119       1,568       301        1,506         893      30,455       64,953
  Units redeemed....................      (39)     (4,236)     (1,530)        0         (404)     (1,335)     (5,278)     (19,370)
                                      -------    --------    --------    ------     --------    --------    --------    ---------
  Ending units......................    2,183       1,328         339       301        2,308       1,206      73,154       47,977
                                      =======    ========    ========    ======     ========    ========    ========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                       JP MORGAN SERIES TRUST II
                                                              -------------------------------------------
                                                                 SMALL COMPANY          MID CAP VALUE
                                                                  SUBACCOUNT              SUBACCOUNT
                                                              -------------------    --------------------
                                                               2003        2002        2003        2002
                                                              -------    --------    --------    --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $  (464)   $    (50)   $   (780)   $   (481)
  Reinvested capital gains..................................        0           0           0         113
  Realized gain (loss)......................................       46      (1,858)        981        (697)
  Unrealized gain (loss)....................................   16,129        (279)     27,980         344
                                                              -------    --------    --------    --------
          Net increase (decrease) in contract owners' equity
        from operations.....................................   15,711      (2,187)     28,181        (721)
                                                              -------    --------    --------    --------
Equity transactions:
  Contract purchase payments................................        0           0       2,256       6,390
  Transfers from fixed & other subaccounts..................   62,069      54,396      61,855     127,036
  Withdrawals, surrenders & contract charges (note 3).......        0           0      (1,806)       (766)
  Annuity & death benefit payments..........................      (11)         (2)        (57)        (12)
  Transfers to fixed & other subaccounts....................     (384)    (43,380)    (23,662)    (40,923)
                                                              -------    --------    --------    --------
       Net equity transactions..............................   61,674      11,014      38,586      91,725
                                                              -------    --------    --------    --------
          Net change in contract owners' equity.............   77,385       8,827      66,767      91,004
                                                              -------    --------    --------    --------
Contract owners' equity:
  Beginning of period.......................................    8,827           0      91,004           0
                                                              -------    --------    --------    --------
  End of period.............................................  $86,212    $  8,827    $157,771    $ 91,004
                                                              =======    ========    ========    ========
Change in units:
  Beginning units...........................................    1,016           0       8,320           0
                                                              -------    --------    --------    --------
  Units purchased...........................................    6,373       5,627       5,167      12,165
  Units redeemed............................................       (1)     (4,611)     (2,251)     (3,845)
                                                              -------    --------    --------    --------
  Ending units..............................................    7,388       1,016      11,236       8,320
                                                              =======    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                                                                       CALVERT
                                                                                                                      VARIABLE
                                                                                                                     SERIES INC
                                                 PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES            -------------
                                         -----------------------------------------------------------------------    SOCIAL EQUITY
                                              REAL RETURN               TOTAL RETURN            GLOBAL RETURN        SUBACCOUNT
                                               SUBACCOUNT                SUBACCOUNT              SUBACCOUNT           (NOTE 5)
                                         ----------------------    ----------------------    -------------------    -------------
                                            2003       2002(c)        2003       2002(c)       2003      2002(c)       2003(e)
                                         ----------    --------    ----------    --------    --------    -------    -------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $    4,027    $    619    $   10,281    $    213    $    508    $    33       $  (641)
  Reinvested capital gains.............      29,231         243         8,739         509         266         42             0
  Realized gain (loss).................         747      (1,177)         (920)       (547)        336          6           907
  Unrealized gain (loss)...............         124       2,758       (15,043)        339       3,118        441        14,576
                                         ----------    --------    ----------    --------    --------    -------       -------
          Net increase (decrease) in
            contract owners' equity
            from operations............      34,129       2,443         3,057         514       4,228        522        14,842
                                         ----------    --------    ----------    --------    --------    -------       -------
Equity transactions:
  Contract purchase payments...........      75,973       4,281        22,302         100           0          0            13
  Transfers from fixed & other
     subaccounts.......................   1,499,118     172,269     1,123,472      81,910      78,319     16,869        90,635
  Withdrawals, surrenders & contract
     charges (note 3)..................     (36,327)          0       (25,192)          0     (16,093)         0        (2,638)
  Annuity & death benefit payments.....      (6,658)     (1,080)       (3,065)        (66)       (220)         0        (1,344)
  Transfers to fixed & other
     subaccounts.......................    (259,920)    (49,480)      (55,906)    (34,410)    (31,613)    (6,003)       (5,012)
                                         ----------    --------    ----------    --------    --------    -------       -------
       Net equity transactions.........   1,272,186     125,990     1,061,611      47,534      30,393     10,866        81,654
                                         ----------    --------    ----------    --------    --------    -------       -------
          Net change in contract
            owners' equity.............   1,306,315     128,433     1,064,668      48,048      34,621     11,388        96,496
                                         ----------    --------    ----------    --------    --------    -------       -------
Contract owners' equity:
  Beginning of period..................     128,433           0        48,048           0      11,388          0             0
                                         ----------    --------    ----------    --------    --------    -------       -------
  End of period........................  $1,434,748    $128,433    $1,112,716    $ 48,048    $ 46,009    $11,388       $96,496
                                         ==========    ========    ==========    ========    ========    =======       =======
Change in units:
  Beginning units......................      12,027           0         4,605           0       1,064          0             0
                                         ----------    --------    ----------    --------    --------    -------       -------
  Units purchased......................     133,007      16,804       104,691       8,046       6,485      1,669        15,744
  Units redeemed.......................     (20,258)     (4,777)       (6,644)     (3,441)     (3,755)      (605)       (1,425)
                                         ----------    --------    ----------    --------    --------    -------       -------
  Ending units.........................     124,776      12,027       102,652       4,605       3,794      1,064        14,319
                                         ==========    ========    ==========    ========    ========    =======       =======

---------------

(c) Period from August 1, 2002 date of commencement of operation.

(e) Period from May 2, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                            DREYFUS
                                             THE           VARIABLE                                            VAN KAMPEN
                            UBS SERIES    PRUDENTIAL      INVESTMENT                                    UNIVERSAL INSTITUTIONAL
                              TRUST         SERIES      FUND -- SERVICE                                    FUNDS -- CLASS II
                            ----------    FUND, INC.        SHARES            ROYCE CAPITAL FUND       --------------------------
                             TACTICAL     ----------    ---------------    ------------------------     CORE PLUS       US REAL
                            ALLOCATION     JENNISON      APPRECIATION      SMALL-CAP     MICRO-CAP     FIXED INCOME      ESTATE
                            SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            ----------    ----------    ---------------    ----------    ----------    ------------    ----------
                             2003(d)       2003(d)          2003(d)         2003(d)       2003(d)        2003(e)        2003(d)
                            ----------    ----------    ---------------    ----------    ----------    ------------    ----------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity.............   $    (1)       $  (15)         $   70          $  (312)      $   (479)       $  (17)         $  0
  Reinvested capital
     gains................         0             0               0            5,341          4,676            25             0
  Realized gain...........         1            42               0               57             47             0             0
  Unrealized gain.........         0           310             201            6,330         15,479            14            15
                             -------        ------          ------          -------       --------        ------          ----
          Net increase in
            contract
            owners' equity
            from
            operations....         0           337             271           11,416         19,723            22            15
                             -------        ------          ------          -------       --------        ------          ----
Equity transactions:
  Contract purchase
     payments.............         0             0               0                0              0             0           240
  Transfers from fixed &
     other subaccounts....     7,616         5,259           6,956           85,594        108,613         3,223             0
  Withdrawals, surrenders
     & contract charges
     (note 3).............         0             0               0             (341)          (340)            0             0
  Annuity & death benefit
     payments.............         0             0               0              (27)           (15)           (1)            0
  Transfers to fixed &
     other subaccounts....    (7,616)         (575)              0                0              0             0             0
                             -------        ------          ------          -------       --------        ------          ----
       Net equity
          transactions....         0         4,684           6,956           85,226        108,258         3,222           240
                             -------        ------          ------          -------       --------        ------          ----
          Net change in
            contract
            owners'
            equity........         0         5,021           7,227           96,642        127,981         3,244           255
                             -------        ------          ------          -------       --------        ------          ----
Contract owners' equity:
  Beginning of period.....         0             0               0                0              0             0             0
                             -------        ------          ------          -------       --------        ------          ----
  End of period...........   $     0        $5,021          $7,227          $96,642       $127,981        $3,244          $255
                             =======        ======          ======          =======       ========        ======          ====
Change in units:
  Beginning units.........         0             0               0                0              0             0             0
                             -------        ------          ------          -------       --------        ------          ----
  Units purchased.........         0           466             617            6,937          8,724           281            20
  Units redeemed..........         0           (53)              0              (29)           (26)            0             0
                             -------        ------          ------          -------       --------        ------          ----
  Ending units............         0           413             617            6,908          8,698           281            20
                             =======        ======          ======          =======       ========        ======          ====

---------------

(d) Period from May 1, 2003 date of commencement of operations.

(e) Period from May 2, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Fund LLC, Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series (Institutional and Service Shares), Strong Variable Annuity Funds, Inc., Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., PBHG Insurance Series Fund, J.P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Shares, PIMCO Variable Insurance
   Trust -- Administrative Shares, The Prudential Series Fund, Inc., Calvert Variable Series, Inc., Royce Capital Fund, and Dreyfus Variable Investment Fund -- Service Shares (collectively the Funds). All the Funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2003. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Fund LLC (Dow Fund), in which the Account invests. For these services, ONI receives fees from ON Fund and Dow Fund.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to publicly traded mutual funds. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity through the Account. The primary distribution for the contracts is through an affiliate; however, other distributors are utilized.

   A contract purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period contract purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2003
     Combination.................................       8,900     $168.716233   $ 1,501,606     1.00%       42.92%      0.18%
     Back Load...................................         798     $ 85.637325   $    68,359     1.10%       42.78%      0.18%
     Top I.......................................       7,102     $ 74.320073   $   527,779     1.10%       42.78%      0.18%
     Top Tradition...............................     295,374     $ 62.710914   $18,523,183     1.10%       42.78%      0.18%
     Top Plus....................................     297,330     $ 21.212109   $ 6,306,993     0.90%       43.06%      0.18%
                                                    ---------                   -----------
                                                      609,504                   $26,927,920
                                                    ---------                   -----------
   2002
     Combination.................................       9,429     $118.048746   $ 1,113,126     1.00%      -19.55%      0.36%
     Back Load...................................         787     $ 59.978655   $    47,186     1.10%      -19.63%      0.37%
     Top I.......................................       7,635     $ 52.052278   $   397,411     1.10%      -19.63%      0.36%
     Top Tradition...............................     335,950     $ 43.921459   $14,755,423     1.10%      -19.63%      0.35%
     Top Plus....................................     336,899     $ 14.827204   $ 4,995,271     0.90%      -19.47%      0.35%
                                                    ---------                   -----------
                                                      690,700                   $21,308,417
                                                    ---------                   -----------
   2001
     Combination.................................      10,406     $146.729444   $ 1,526,816     1.00%       -9.34%      0.29%
     Back Load...................................         787     $ 74.624813   $    58,755     1.10%       -9.43%      0.29%
     Top I.......................................       9,481     $ 64.762873   $   614,013     1.10%       -9.43%      0.29%
     Top Tradition...............................     430,401     $ 54.646612   $23,519,980     1.10%       -9.43%      0.29%
     Top Plus....................................     420,320     $ 18.411312   $ 7,738,643     0.90%       -9.25%      0.29%
                                                    ---------                   -----------
                                                      871,395                   $33,458,207
                                                    ---------                   -----------
   2000
     Combination.................................      10,607     $161.853196   $ 1,716,804     1.00%       -7.57%      0.29%
     Back Load...................................         777     $ 82.398661   $    64,054     1.10%       -7.66%      0.30%
     Top I.......................................      10,553     $ 71.509397   $   754,658     1.10%       -7.66%      0.29%
     Top Tradition...............................     485,303     $ 60.339288   $29,282,830     1.10%       -7.66%      0.29%
     Top Plus....................................     435,099     $ 20.288788   $ 8,827,632     0.90%       -7.48%      0.29%
                                                    ---------                   -----------
                                                      942,339                   $40,645,978
                                                    ---------                   -----------
   1999
     Combination.................................      13,635     $175.107175   $ 2,387,521     1.00%       18.68%      0.34%
     Back Load...................................         768     $ 89.234207   $    68,548     1.10%       18.56%      0.37%
     Top I.......................................      15,717     $ 77.441596   $ 1,217,121     1.10%       18.56%      0.34%
     Top Tradition...............................     566,619     $ 65.344855   $37,025,657     1.10%       18.56%      0.33%
     Top Plus....................................     480,965     $ 21.928573   $10,546,868     0.90%       18.80%      0.32%
                                                    ---------                   -----------
                                                    1,077,704                   $51,245,715
                                                    ---------                   -----------
   MONEY MARKET SUBACCOUNT
   2003
     VIA.........................................       2,739     $ 31.471062   $    86,201     1.30%       -0.55%      0.74%
     Top I.......................................       3,281     $ 23.864748   $    78,309     1.30%       -0.55%      0.75%
     Top Tradition...............................      69,694     $ 21.599335   $ 1,505,353     1.10%       -0.36%      0.75%
     Top Plus....................................      59,329     $ 13.950124   $   827,639     0.90%       -0.16%      0.75%
                                                    ---------                   -----------
                                                      135,043                   $ 2,497,502
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MONEY MARKET SUBACCOUNT (CONTINUED)
   2002
     VIA.........................................       3,201     $ 31.645984   $   101,304     1.30%        0.09%      1.40%
     Top I.......................................       4,118     $ 23.997404   $    98,810     1.30%        0.09%      1.40%
     Top Tradition...............................      99,162     $ 21.676487   $ 2,149,488     1.10%        0.28%      1.37%
     Top Plus....................................     105,701     $ 13.972279   $ 1,476,881     0.90%        0.48%      1.41%
                                                    ---------                   -----------
                                                      212,182                   $ 3,826,483
                                                    ---------                   -----------
   2001
     VIA.........................................       6,496     $ 31.618739   $   205,383     1.30%        2.46%      3.57%
     Top I.......................................       4,187     $ 23.976750   $   100,386     1.30%        2.46%      3.58%
     Top Tradition...............................     143,776     $ 21.615037   $ 3,107,722     1.10%        2.67%      3.36%
     Top Plus....................................     119,581     $ 13.905126   $ 1,662,852     0.90%        2.87%      3.50%
                                                    ---------                   -----------
                                                      274,040                   $ 5,076,343
                                                    ---------                   -----------
   2000
     VIA.........................................       6,758     $ 30.858557   $   208,558     1.30%        4.98%      6.33%
     Top I.......................................       4,191     $ 23.400294   $    98,079     1.30%        4.98%      6.32%
     Top Tradition...............................      54,882     $ 21.053464   $ 1,155,464     1.10%        5.19%      5.95%
     Top Plus....................................      69,764     $ 13.516943   $   943,000     0.90%        5.39%      6.07%
                                                    ---------                   -----------
                                                      135,595                   $ 2,405,101
                                                    ---------                   -----------
   1999
     VIA.........................................       6,924     $ 29.394756   $   203,527     1.30%        3.68%      4.06%
     Top I.......................................       4,423     $ 22.290284   $    98,585     1.30%        3.68%      4.80%
     Top Tradition...............................     129,935     $ 20.015273   $ 2,600,684     1.10%        3.88%      4.98%
     Top Plus....................................     109,471     $ 12.825076   $ 1,403,978     0.90%        4.09%      4.92%
                                                    ---------                   -----------
                                                      250,753                   $ 4,306,774
                                                    ---------                   -----------
   BOND SUBACCOUNT
   2003
     Top I.......................................         225     $ 40.945593   $     9,228     1.10%        9.26%      4.72%
     Top Tradition...............................      82,203     $ 34.289720   $ 2,818,702     1.10%        9.26%      5.54%
     Top Plus....................................      77,170     $ 17.115732   $ 1,320,820     0.90%        9.48%      5.59%
                                                    ---------                   -----------
                                                      159,598                   $ 4,148,750
                                                    ---------                   -----------
   2002
     Top I.......................................         229     $ 37.475703   $     8,575     1.10%        7.47%      5.83%
     Top Tradition...............................      97,963     $ 31.383869   $ 3,074,448     1.10%        7.47%      5.95%
     Top Plus....................................      94,133     $ 15.634301   $ 1,471,714     0.90%        7.69%      6.16%
                                                    ---------                   -----------
                                                      192,325                   $ 4,554,737
                                                    ---------                   -----------
   2001
     Top I.......................................         709     $ 34.869720   $    24,711     1.10%        7.23%      6.21%
     Top Tradition...............................      98,552     $ 29.201497   $ 2,877,868     1.10%        7.23%      6.40%
     Top Plus....................................      76,526     $ 14.518370   $ 1,111,036     0.90%        7.45%      6.28%
                                                    ---------                   -----------
                                                      175,787                   $ 4,013,615
                                                    ---------                   -----------
   2000
     Top I.......................................         712     $ 32.517141   $    23,153     1.10%        4.71%      6.27%
     Top Tradition...............................      74,174     $ 27.231337   $ 2,019,853     1.10%        4.71%      6.57%
     Top Plus....................................      77,325     $ 13.511940   $ 1,044,814     0.90%        4.92%      6.49%
                                                    ---------                   -----------
                                                      152,211                   $ 3,087,820
                                                    ---------                   -----------
   1999
     Top I.......................................       2,902     $ 31.054566   $    90,127     1.10%       -0.52%      6.83%
     Top Tradition...............................      96,317     $ 26.006519   $ 2,504,872     1.10%       -0.52%      6.50%
     Top Plus....................................     110,307     $ 12.878760   $ 1,420,615     0.90%       -0.32%      6.62%
                                                    ---------                   -----------
                                                      209,526                   $ 4,015,614
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   OMNI SUBACCOUNT
   2003
     Top I.......................................      16,325     $ 30.836972   $   503,405     1.10%       24.83%      1.77%
     Top Tradition...............................     247,514     $ 30.642638   $ 7,584,483     1.10%       24.83%      1.76%
     Top Plus....................................     164,162     $ 12.980233   $ 2,130,865     0.90%       25.07%      1.76%
                                                    ---------                   -----------
                                                      428,001                   $10,218,753
                                                    ---------                   -----------
   2002
     Top I.......................................      16,747     $ 24.704037   $   413,724     1.10%      -23.62%      1.91%
     Top Tradition...............................     288,071     $ 24.548349   $ 7,071,660     1.10%      -23.62%      1.87%
     Top Plus....................................     193,979     $ 10.378160   $ 2,013,149     0.90%      -23.46%      1.83%
                                                    ---------                   -----------
                                                      498,797                   $ 9,498,533
                                                    ---------                   -----------
   2001
     Top I.......................................      17,790     $ 32.341620   $   575,351     1.10%      -14.02%      1.85%
     Top Tradition...............................     359,975     $ 32.137789   $11,568,815     1.10%      -14.02%      1.80%
     Top Plus....................................     262,133     $ 13.559807   $ 3,554,473     0.90%      -13.84%      1.76%
                                                    ---------                   -----------
                                                      639,898                   $15,698,639
                                                    ---------                   -----------
   2000
     Top I.......................................      18,791     $ 37.613517   $   706,813     1.10%      -15.78%      1.19%
     Top Tradition...............................     461,399     $ 37.376450   $17,245,459     1.10%      -15.78%      1.16%
     Top Plus....................................     367,136     $ 15.738754   $ 5,778,265     0.90%      -15.61%      1.16%
                                                    ---------                   -----------
                                                      847,326                   $23,730,537
                                                    ---------                   -----------
   1999
     Top I.......................................      20,370     $ 44.658692   $   909,709     1.10%       10.14%      1.99%
     Top Tradition...............................     576,927     $ 44.377211   $25,602,429     1.10%       10.14%      2.13%
     Top Plus....................................     467,855     $ 18.649833   $ 8,725,412     0.90%       10.36%      2.17%
                                                    ---------                   -----------
                                                    1,065,152                   $35,237,550
                                                    ---------                   -----------
   INTERNATIONAL SUBACCOUNT
   2003
     Top I.......................................       4,425     $ 15.789447   $    69,875     1.10%       31.15%      0.46%
     Top Tradition...............................     383,253     $ 15.789447   $ 6,051,352     1.10%       31.15%      0.46%
     Top Plus....................................     182,547     $ 14.066942   $ 2,567,874     0.90%       31.41%      0.44%
                                                    ---------                   -----------
                                                      570,225                   $ 8,689,101
                                                    ---------                   -----------
   2002
     Top I.......................................       5,018     $ 12.039008   $    60,418     1.10%      -21.51%      0.26%
     Top Tradition...............................     473,133     $ 12.039008   $ 5,696,051     1.10%      -21.51%      0.26%
     Top Plus....................................     256,818     $ 10.704470   $ 2,749,100     0.90%      -21.36%      0.26%
                                                    ---------                   -----------
                                                      734,969                   $ 8,505,569
                                                    ---------                   -----------
   2001
     Top I.......................................       6,004     $ 15.338791   $    92,088     1.10%      -30.33%      0.00%
     Top Tradition...............................     577,856     $ 15.338791   $ 8,863,613     1.10%      -30.33%      0.00%
     Top Plus....................................     359,879     $ 13.611451   $ 4,898,478     0.90%      -30.19%      0.00%
                                                    ---------                   -----------
                                                      943,739                   $13,854,179
                                                    ---------                   -----------
   2000
     Top I.......................................       7,754     $ 22.017499   $   170,718     1.10%      -23.04%      0.00%
     Top Tradition...............................     680,017     $ 22.017499   $14,972,270     1.10%      -23.04%      0.00%
     Top Plus....................................     430,991     $ 19.499102   $ 8,403,944     0.90%      -22.89%      0.00%
                                                    ---------                   -----------
                                                    1,118,762                   $23,546,932
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   INTERNATIONAL SUBACCOUNT (CONTINUED)
   1999
     Top I.......................................       8,563     $ 28.609795   $   244,993     1.10%       65.58%      0.00%
     Top Tradition...............................     755,373     $ 28.609795   $21,611,072     1.10%       65.58%      0.00%
     Top Plus....................................     462,283     $ 25.287344   $11,689,920     0.90%       65.91%      0.00%
                                                    ---------                   -----------
                                                    1,226,219                   $33,545,985
                                                    ---------                   -----------
   CAPITAL APPRECIATION SUBACCOUNT
   2003
     Top I.......................................         796     $ 23.726799   $    18,883     1.10%       30.10%      0.26%
     Top Tradition...............................     233,847     $ 23.726799   $ 5,548,448     1.10%       30.10%      0.25%
     Top Plus....................................     149,708     $ 26.768431   $ 4,007,446     0.90%       30.35%      0.25%
                                                    ---------                   -----------
                                                      384,351                   $ 9,574,777
                                                    ---------                   -----------
   2002
     Top I.......................................         944     $ 18.237893   $    17,220     1.10%      -21.02%      0.20%
     Top Tradition...............................     300,763     $ 18.237893   $ 5,485,282     1.10%      -21.02%      0.21%
     Top Plus....................................     192,817     $ 20.535249   $ 3,959,535     0.90%      -20.86%      0.20%
                                                    ---------                   -----------
                                                      494,524                   $ 9,462,037
                                                    ---------                   -----------
   2001
     Top I.......................................       1,319     $ 23.091636   $    30,464     1.10%        8.50%      0.49%
     Top Tradition...............................     311,695     $ 23.091636   $ 7,197,536     1.10%        8.50%      0.49%
     Top Plus....................................     214,554     $ 25.948909   $ 5,567,434     0.90%        8.72%      0.49%
                                                    ---------                   -----------
                                                      527,568                   $12,795,434
                                                    ---------                   -----------
   2000
     Top I.......................................       1,332     $ 21.281994   $    28,354     1.10%       30.07%      1.00%
     Top Tradition...............................     310,191     $ 21.281994   $ 6,601,481     1.10%       30.07%      1.06%
     Top Plus....................................     212,034     $ 23.867775   $ 5,060,790     0.90%       30.33%      1.01%
                                                    ---------                   -----------
                                                      523,557                   $11,690,625
                                                    ---------                   -----------
   1999
     Top I.......................................       5,710     $ 16.361968   $    93,419     1.10%        5.30%      3.36%
     Top Tradition...............................     332,204     $ 16.361968   $ 5,435,505     1.10%        5.30%      2.96%
     Top Plus....................................     304,647     $ 18.313827   $ 5,579,258     0.90%        5.51%      2.95%
                                                    ---------                   -----------
                                                      642,561                   $11,108,182
                                                    ---------                   -----------
   DISCOVERY SUBACCOUNT
   2003
     Top I.......................................       1,688     $ 21.867330   $    36,907     1.10%       36.17%      0.00%
     Top Tradition...............................     173,031     $ 21.867330   $ 3,783,736     1.10%       36.17%      0.00%
     Top Plus....................................     120,254     $ 28.931906   $ 3,479,182     0.90%       36.44%      0.00%
                                                    ---------                   -----------
                                                      294,973                   $ 7,299,825
                                                    ---------                   -----------
   2002
     Top I.......................................       1,299     $ 16.058949   $    20,865     1.10%      -33.47%      0.00%
     Top Tradition...............................     204,134     $ 16.058949   $ 3,278,179     1.10%      -33.47%      0.00%
     Top Plus....................................     147,878     $ 21.205098   $ 3,135,757     0.90%      -33.34%      0.00%
                                                    ---------                   -----------
                                                      353,311                   $ 6,434,801
                                                    ---------                   -----------
   2001
     Top I.......................................       1,252     $ 24.137799   $    30,230     1.10%      -19.25%      0.00%
     Top Tradition...............................     243,056     $ 24.137799   $ 5,866,831     1.10%      -19.25%      0.00%
     Top Plus....................................     180,341     $ 31.809662   $ 5,736,577     0.90%      -19.09%      0.00%
                                                    ---------                   -----------
                                                      424,649                   $11,633,638
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   DISCOVERY SUBACCOUNT (CONTINUED)
   2000
     Top I.......................................       1,253     $ 29.893355   $    37,469     1.10%      -12.18%      0.00%
     Top Tradition...............................     286,083     $ 29.893355   $ 8,551,980     1.10%      -12.18%      0.00%
     Top Plus....................................     211,332     $ 39.316003   $ 8,308,733     0.90%      -12.01%      0.00%
                                                    ---------                   -----------
                                                      498,668                   $16,898,182
                                                    ---------                   -----------
   1999
     Top Tradition...............................     286,164     $ 34.040041   $ 9,741,037     1.10%      104.21%      0.00%
     Top Plus....................................     220,471     $ 44.681338   $ 9,850,920     0.90%      104.62%      0.00%
                                                    ---------                   -----------
                                                      506,635                   $19,591,957
                                                    ---------                   -----------
   INTERNATIONAL SMALL COMPANY
   2003
     Top I.......................................          22     $ 16.170236   $       363     1.10%       52.24%      0.22%
     Top Tradition...............................      86,116     $ 16.170236   $ 1,392,519     1.10%       52.24%      0.22%
     Top Plus....................................      80,751     $ 17.549014   $ 1,417,098     0.90%       52.54%      0.22%
                                                    ---------                   -----------
                                                      166,889                   $ 2,809,980
                                                    ---------                   -----------
   2002
     Top I.......................................          23     $ 10.621378   $       240     1.10%      -15.93%      0.00%
     Top Tradition...............................      90,154     $ 10.621378   $   957,562     1.10%      -15.93%      0.00%
     Top Plus....................................     101,302     $ 11.504273   $ 1,165,410     0.90%      -15.77%      0.00%
                                                    ---------                   -----------
                                                      191,479                   $ 2,123,212
                                                    ---------                   -----------
   2001
     Top I.......................................          23     $ 12.634695   $       286     1.10%      -30.05%      0.00%
     Top Tradition...............................     109,586     $ 12.634695   $ 1,384,590     1.10%      -30.05%      0.00%
     Top Plus....................................     121,151     $ 13.657853   $ 1,654,668     0.90%      -29.91%      0.00%
                                                    ---------                   -----------
                                                      230,760                   $ 3,039,544
                                                    ---------                   -----------
   2000
     Top I.......................................          23     $ 18.062290   $       410     1.10%      -31.03%      0.00%
     Top Tradition...............................     124,693     $ 18.062290   $ 2,252,236     1.10%      -31.03%      0.00%
     Top Plus....................................     133,455     $ 19.486046   $ 2,600,511     0.90%      -30.89%      0.00%
                                                    ---------                   -----------
                                                      258,171                   $ 4,853,157
                                                    ---------                   -----------
   1999
     Top Tradition...............................     119,756     $ 26.188124   $ 3,136,191     1.10%      106.25%      2.65%
     Top Plus....................................     140,283     $ 28.196610   $ 3,955,515     0.90%      106.65%      2.95%
                                                    ---------                   -----------
                                                      260,039                   $ 7,091,706
                                                    ---------                   -----------
   AGGRESSIVE GROWTH SUBACCOUNT
   2003
     Top Tradition...............................      71,645     $  5.840646   $   418,457     1.10%       30.06%      0.00%
     Top Plus....................................      59,982     $  7.126951   $   427,487     0.90%       30.32%      0.00%
                                                    ---------                   -----------
                                                      131,627                   $   845,944
                                                    ---------                   -----------
   2002
     Top Tradition...............................      79,553     $  4.490665   $   357,248     1.10%      -28.70%      0.00%
     Top Plus....................................      70,450     $  5.468849   $   385,278     0.90%      -28.56%      0.00%
                                                    ---------                   -----------
                                                      150,003                   $   742,526
                                                    ---------                   -----------
   2001
     Top Tradition...............................      93,890     $  6.298389   $   591,354     1.10%      -32.56%      1.02%
     Top Plus....................................      86,473     $  7.655137   $   661,959     0.90%      -32.43%      0.99%
                                                    ---------                   -----------
                                                      180,363                   $ 1,253,313
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   AGGRESSIVE GROWTH SUBACCOUNT (CONTINUED)
   2000
     Top Tradition...............................     101,866     $  9.339276   $   951,354     1.10%      -28.13%      0.00%
     Top Plus....................................     101,820     $ 11.328412   $ 1,153,460     0.90%      -27.99%      0.00%
                                                    ---------                   -----------
                                                      203,686                   $ 2,104,814
                                                    ---------                   -----------
   1999
     Top Tradition...............................      87,207     $ 12.995269   $ 1,133,282     1.10%        4.61%      0.00%
     Top Plus....................................     108,828     $ 15.731920   $ 1,712,067     0.90%        4.81%      0.00%
                                                    ---------                   -----------
                                                      196,035                   $ 2,845,349
                                                    ---------                   -----------
   SMALL CAP GROWTH SUBACCOUNT
   2003
     Top I.......................................         614     $  7.003370   $     4,296     1.10%       43.77%      0.00%
     Top Tradition...............................      83,787     $ 10.372684   $   869,100     1.10%       43.77%      0.00%
     Top Plus....................................      40,962     $ 10.517403   $   430,817     0.90%       44.05%      0.00%
                                                    ---------                   -----------
                                                      125,363                   $ 1,304,213
                                                    ---------                   -----------
   2002
     Top I.......................................         614     $  4.871298   $     2,991     1.10%      -29.90%      0.00%
     Top Tradition...............................     110,406     $  7.214868   $   796,564     1.10%      -29.90%      0.00%
     Top Plus....................................      51,775     $  7.301096   $   378,011     0.90%      -29.76%      0.00%
                                                    ---------                   -----------
                                                      162,795                   $ 1,177,566
                                                    ---------                   -----------
   2001
     Top I.......................................         615     $  6.948667   $     4,270     1.10%      -40.16%      0.00%
     Top Tradition...............................     133,771     $ 10.291639   $ 1,376,725     1.10%      -40.16%      0.00%
     Top Plus....................................      66,185     $ 10.393992   $   687,930     0.90%      -40.04%      0.00%
                                                    ---------                   -----------
                                                      200,571                   $ 2,068,925
                                                    ---------                   -----------
   2000
     Top I.......................................         615     $ 11.612578   $     7,143     1.10%      -17.77%      0.00%
     Top Tradition...............................     177,009     $ 17.199343   $ 3,044,446     1.10%      -17.77%      0.00%
     Top Plus....................................      80,072     $ 17.335694   $ 1,388,105     0.90%      -17.61%      0.00%
                                                    ---------                   -----------
                                                      257,696                   $ 4,439,694
                                                    ---------                   -----------
   1999
     Top Tradition...............................     139,073     $ 20.917283   $ 2,909,038     1.10%      102.72%      0.00%
     Top Plus....................................      79,742     $ 21.041443   $ 1,677,882     0.90%      103.12%      0.00%
                                                    ---------                   -----------
                                                      218,815                   $ 4,586,920
                                                    ---------                   -----------
   MID CAP OPPORTUNITY SUBACCOUNT
   2003
     Top I.......................................       1,817     $ 10.967734   $    19,929     1.10%       44.75%      0.04%
     Top Tradition...............................     243,025     $ 19.093264   $ 4,640,145     1.10%       44.75%      0.04%
     Top Plus....................................     178,954     $ 19.359387   $ 3,464,434     0.90%       45.04%      0.04%
                                                    ---------                   -----------
                                                      423,796                   $ 8,124,508
                                                    ---------                   -----------
   2002
     Top I.......................................       1,812     $  7.576987   $    13,732     1.10%      -26.44%      0.00%
     Top Tradition...............................     284,594     $ 13.190461   $ 3,753,927     1.10%      -26.44%      0.00%
     Top Plus....................................     213,781     $ 13.347926   $ 2,853,531     0.90%      -26.29%      0.00%
                                                    ---------                   -----------
                                                      500,187                   $ 6,621,190
                                                    ---------                   -----------
   2001
     Top I.......................................       1,699     $ 10.300307   $    17,504     1.10%      -13.79%      1.18%
     Top Tradition...............................     321,519     $ 17.931371   $ 5,765,284     1.10%      -13.79%      1.26%
     Top Plus....................................     256,915     $ 18.109480   $ 4,652,589     0.90%      -13.61%      1.26%
                                                    ---------                   -----------
                                                      580,133                   $10,435,377
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MID CAP OPPORTUNITY SUBACCOUNT (CONTINUED)
   2000
     Top I.......................................       3,577     $ 11.965743   $    42,806     1.10%       -9.43%      0.00%
     Top Tradition...............................     356,052     $ 20.830667   $ 7,416,806     1.10%       -9.43%      0.00%
     Top Plus....................................     278,494     $ 20.995669   $ 5,847,166     0.90%       -9.25%      0.00%
                                                    ---------                   -----------
                                                      638,123                   $13,306,778
                                                    ---------                   -----------
   1999
     Top I.......................................       1,878     $ 13.191296   $    24,772     1.10%       31.91%      0.00%
     Top Tradition...............................     376,028     $ 22.964177   $ 8,635,185     1.10%       60.48%      0.22%
     Top Plus....................................     283,664     $ 23.100411   $ 6,552,765     0.90%       60.80%      0.22%
                                                    ---------                   -----------
                                                      661,570                   $15,212,722
                                                    ---------                   -----------
   S&P 500 INDEX SUBACCOUNT
   2003
     Top I.......................................       7,097     $  8.224458   $    58,368     1.10%       26.45%      1.22%
     Top Tradition...............................     341,395     $ 15.437040   $ 5,270,130     1.10%       26.45%      1.18%
     Top Plus....................................     264,354     $ 15.652148   $ 4,137,701     0.90%       26.70%      1.20%
                                                    ---------                   -----------
                                                      612,846                   $ 9,466,199
                                                    ---------                   -----------
   2002
     Top I.......................................       6,415     $  6.504141   $    41,724     1.10%      -23.47%      1.11%
     Top Tradition...............................     413,646     $ 12.208071   $ 5,049,816     1.10%      -23.47%      1.08%
     Top Plus....................................     286,685     $ 12.353754   $ 3,541,638     0.90%      -23.32%      1.07%
                                                    ---------                   -----------
                                                      706,746                   $ 8,633,178
                                                    ---------                   -----------
   2001
     Top I.......................................       6,417     $  8.499003   $    54,537     1.10%      -14.28%      2.05%
     Top Tradition...............................     485,469     $ 15.952375   $ 7,744,380     1.10%      -14.28%      2.02%
     Top Plus....................................     376,373     $ 16.110753   $ 6,063,648     0.90%      -14.11%      2.03%
                                                    ---------                   -----------
                                                      868,259                   $13,862,565
                                                    ---------                   -----------
   2000
     Top I.......................................       6,419     $  9.914556   $    63,637     1.10%      -10.63%      3.13%
     Top Tradition...............................     572,518     $ 18.609337   $10,654,178     1.10%      -10.63%      3.06%
     Top Plus....................................     444,223     $ 18.756672   $ 8,332,137     0.90%      -10.45%      3.06%
                                                    ---------                   -----------
                                                    1,023,160                   $19,049,952
                                                    ---------                   -----------
   1999
     Top Tradition...............................     626,757     $ 20.822980   $13,050,951     1.10%       24.26%      2.63%
     Top Plus....................................     508,584     $ 20.946479   $10,653,048     0.90%       24.51%      2.57%
                                                    ---------                   -----------
                                                    1,135,341                   $23,703,999
                                                    ---------                   -----------
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
   2002
     Top I.......................................       1,051     $  5.511170   $     5,791     1.10%      -29.10%      0.00%
     Top Tradition...............................       8,518     $  5.388262   $    45,895     1.10%      -29.10%      0.00%
     Top Plus....................................       6,744     $  5.452617   $    36,778     0.90%      -28.95%      0.00%
                                                    ---------                   -----------
                                                       16,313                   $    88,464
                                                    ---------                   -----------
   2001
     Top I.......................................       1,052     $  7.772669   $     8,170     1.10%      -20.66%      0.00%
     Top Tradition...............................      10,595     $  7.599331   $    80,517     1.10%      -20.66%      0.00%
     Top Plus....................................       8,009     $  7.674852   $    61,471     0.90%      -20.50%      0.00%
                                                    ---------                   -----------
                                                       19,656                   $   150,158
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
   2000
     Top I.......................................       1,052     $  9.796345   $    10,302     1.10%      -13.73%      0.00%
     Top Tradition...............................      12,368     $  9.577874   $   118,463     1.10%      -13.73%      0.00%
     Top Plus....................................      11,546     $  9.653780   $   111,467     0.90%      -13.56%      0.00%
                                                    ---------                   -----------
                                                       24,966                   $   240,232
                                                    ---------                   -----------
   1999
     Top Tradition...............................      15,892     $ 11.102565   $   176,441     1.10%       16.41%      0.44%
     Top Plus....................................      15,602     $ 11.168486   $   174,256     0.90%       16.64%      0.44%
                                                    ---------                   -----------
                                                       31,494                   $   350,697
                                                    ---------                   -----------
   BLUE CHIP SUBACCOUNT
   2003
     Top I.......................................       1,049     $  9.788494   $    10,263     1.10%       25.21%      1.35%
     Top Tradition...............................      17,600     $  9.788494   $   172,281     1.10%       25.21%      1.22%
     Top Plus....................................       8,008     $  9.869589   $    79,039     0.90%       25.45%      1.46%
                                                    ---------                   -----------
                                                       26,657                   $   261,583
                                                    ---------                   -----------
   2002
     Top I.......................................       1,049     $  7.817892   $     8,200     1.10%      -20.31%      0.88%
     Top Tradition...............................      26,185     $  7.817892   $   204,713     1.10%      -20.31%      0.89%
     Top Plus....................................       3,847     $  7.867097   $    30,262     0.90%      -20.15%      1.09%
                                                    ---------                   -----------
                                                       31,081                   $   243,175
                                                    ---------                   -----------
   2001
     Top I.......................................       1,049     $  9.810085   $    10,293     1.10%       -5.27%      0.62%
     Top Tradition...............................      27,256     $  9.810085   $   267,386     1.10%       -5.27%      0.64%
     Top Plus....................................         531     $  9.852275   $     5,235     0.90%       -5.08%      0.52%
                                                    ---------                   -----------
                                                       28,836                   $   282,914
                                                    ---------                   -----------
   2000
     Top I.......................................       1,050     $ 10.356214   $    10,869     1.10%       -0.02%      0.45%
     Top Tradition...............................      19,912     $ 10.356214   $   206,216     1.10%       -0.02%      0.67%
     Top Plus....................................       1,283     $ 10.380054   $    13,317     0.90%        0.17%      0.55%
                                                    ---------                   -----------
                                                       22,245                   $   230,402
                                                    ---------                   -----------
   EQUITY INCOME SUBACCOUNT (NOTE 5)
   2002
     Top Tradition...............................      11,999     $  6.447392   $    77,361     1.10%      -21.74%      1.63%
     Top Plus....................................       4,254     $  6.487970   $    27,599     0.90%      -21.58%      1.60%
                                                    ---------                   -----------
                                                       16,253                   $   104,960
                                                    ---------                   -----------
   2001
     Top Tradition...............................       4,026     $  8.238360   $    33,166     1.10%      -12.79%      1.56%
     Top Plus....................................       1,690     $  8.273785   $    13,982     0.90%      -12.61%      1.67%
                                                    ---------                   -----------
                                                        5,716                   $    47,148
                                                    ---------                   -----------
   2000
     Top Tradition...............................       1,375     $  9.446303   $    12,993     1.10%      -13.44%      1.52%
     Top Plus....................................         438     $  9.468049   $     4,147     0.90%      -13.27%      0.33%
                                                    ---------                   -----------
                                                        1,813                   $    17,140
                                                    ---------                   -----------
   1999
     Top Tradition...............................         287     $ 10.913281   $     3,137     1.10%        9.13%      0.19%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   HIGH INCOME SUBACCOUNT
   2003
     Top I.............................         190     $ 12.171803   $     2,310     1.10%       21.45%      7.59%
     Top Tradition.....................      15,768     $ 12.171803   $   191,919     1.10%       21.45%      7.55%
     Top Plus..........................      12,579     $ 12.272560   $   154,382     0.90%       21.69%      7.70%
                                          ---------                   -----------
                                             28,537                   $   348,611
                                          ---------                   -----------
   2002
     Top I.............................         184     $ 10.021930   $     1,841     1.10%        2.81%      7.55%
     Top Tradition.....................      18,792     $ 10.021930   $   188,331     1.10%        2.81%     11.57%
     Top Plus..........................       9,715     $ 10.084932   $    97,981     0.90%        3.02%     10.96%
                                          ---------                   -----------
                                             28,691                   $   288,153
                                          ---------                   -----------
   2001
     Top Tradition.....................       4,375     $  9.747713   $    42,651     1.10%        3.14%     19.62%
     Top Plus..........................       5,544     $  9.789608   $    54,278     0.90%        3.34%     13.83%
                                          ---------                   -----------
                                              9,919                   $    96,929
                                          ---------                   -----------
   2000
     Top Tradition.....................         473     $  9.451224   $     4,475     1.10%       -8.11%     11.00%
     Top Plus..........................       1,598     $  9.472975   $    15,138     0.90%       -7.93%      6.74%
                                          ---------                   -----------
                                              2,071                   $    19,613
                                          ---------                   -----------
   1999
     Top Tradition.....................       1,233       10.285653   $    12,685     1.10%        2.86%      1.46%      11/1/99
   CAPITAL GROWTH SUBACCOUNT
   2003
     Top Tradition.....................      42,681     $  6.968653   $   297,431     1.10%       38.58%      0.00%
     Top Plus..........................      16,087     $  7.026460   $   113,036     0.90%       38.85%      0.00%
                                          ---------                   -----------
                                             58,768                   $   410,467
                                          ---------                   -----------
   2002
     Top Tradition.....................      53,604     $  5.028760   $   269,563     1.10%      -42.69%      0.00%
     Top Plus..........................      16,769     $  5.060464   $    84,859     0.90%      -42.58%      0.00%
                                          ---------                   -----------
                                             70,373                   $   354,422
                                          ---------                   -----------
   2001
     Top Tradition.....................      56,617     $  8.775196   $   496,824     1.10%      -15.54%      0.00%
     Top Plus..........................      17,041     $  8.812997   $   150,183     0.90%      -15.37%      0.00%
                                          ---------                   -----------
                                             73,658                   $   647,007
                                          ---------                   -----------
   2000
     Top Tradition.....................      82,911     $ 10.389701   $   861,418     1.10%      -26.81%      0.00%
     Top Plus..........................      21,462     $ 10.413649   $   223,499     0.90%      -26.67%      0.00%
                                          ---------                   -----------
                                            104,373                   $ 1,084,917
                                          ---------                   -----------
   1999
     Top Tradition.....................      10,147     $ 14.195676   $   144,045     1.10%       41.96%      0.00%      11/1/99
     Top Plus..........................       3,806     $ 14.200260   $    54,046     0.90%       42.00%      0.00%      11/1/99
                                          ---------                   -----------
                                             13,953                   $   198,091
                                          ---------                   -----------
   NASDAQ-100 INDEX SUBACCOUNT
   2003
     Top Tradition.....................      45,176     $  3.650175   $   164,901     1.10%       46.26%      0.00%
     Top Plus..........................      23,035     $  3.676860   $    84,695     0.90%       46.54%      0.00%
                                          ---------                   -----------
                                             68,211                   $   249,596
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   NASDAQ-100 INDEX SUBACCOUNT
     (CONTINUED)
   2002
     Top Tradition.....................      62,682     $  2.495758   $   156,439     1.10%      -38.02%      0.00%
     Top Plus..........................      23,289     $  2.509045   $    58,434     0.90%      -37.89%      0.00%
                                          ---------                   -----------
                                             85,971                   $   214,873
                                          ---------                   -----------
   2001
     Top Tradition.....................      40,975     $  4.026481   $   164,984     1.10%      -33.39%      0.00%
     Top Plus..........................      21,247     $  4.039873   $    85,834     0.90%      -33.26%      0.00%
                                          ---------                   -----------
                                             62,222                   $   250,818
                                          ---------                   -----------
   2000
     Top Tradition.....................      17,683     $  6.044900   $   106,892     1.10%      -39.55%      0.00%       5/1/00
     Top Plus..........................      19,362     $  6.052800   $   117,196     0.90%      -39.47%      0.00%       5/1/00
                                          ---------                   -----------
                                             37,045                   $   224,088
                                          ---------                   -----------
   BRISTOL SUBACCOUNT
   2003
     Top Tradition.....................         518     $ 10.274749   $     5,322     1.10%       31.02%      2.07%
     Top Plus..........................       7,068     $ 10.308725   $    72,860     0.90%       31.28%      0.64%
                                          ---------                   -----------
                                              7,586                   $    78,182
                                          ---------                   -----------
   2002
     Top Plus..........................       3,038     $  7.852697   $    23,857     0.90%      -21.47%      0.00%       5/1/02
   BRYTON GROWTH SUBACCOUNT
   2003
     Top Tradition.....................       1,867     $  9.161204   $    17,109     1.10%       34.14%      0.00%
     Top Plus..........................       6,688     $  9.191509   $    61,472     0.90%       34.40%      0.00%
                                          ---------                   -----------
                                              8,555                   $    78,581
                                          ---------                   -----------
   2002
     Top Tradition.....................       3,132     $  6.829705   $    21,394     1.10%       31.70%      0.00%       5/1/02
     Top Plus..........................       3,641     $  6.838775   $    24,899     0.90%       31.61%      0.00%       5/1/02
                                          ---------                   -----------
                                              6,773                   $    46,293
                                          ---------                   -----------
   DOW TARGET 10 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       5,099     $ 10.689982   $    54,507     1.10%       23.88%      3.11%
   SECOND QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       2,641     $ 12.518333   $    33,063     1.10%       26.97%      3.55%
   THIRD QUARTER SUBACCOUNT
   2003
     Top Tradition.....................         971     $ 12.391628   $    12,037     1.10%       23.11%      3.34%
   FOURTH QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       4,165     $ 12.943122   $    53,905     1.10%       22.47%      2.90%
   NOVEMBER QUARTER SUBACCOUNT
     2002
     Top Tradition.....................       5,683     $  7.926971   $    45,050     1.10%      -13.99%      2.84%
   2001
     Top Tradition.....................       2,530     $  9.216288   $    23,316     1.10%       -2.42%      0.38%
   1999
     Top Tradition.....................           1     $ 10.093952   $        10     1.10%        0.94%      0.22%      11/1/99
     Top Plus..........................         720     $ 10.097239   $     7,275     0.90%        0.97%      0.32%      11/1/99
                                          ---------                   -----------
                                                721                   $     7,285
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       4,983     $ 10.945819   $    54,543     1.10%       18.25%      2.53%
   2002
     Top Tradition.....................           9     $  9.256458   $        84     1.10%      -13.55%      2.17%
   2001
     Top Tradition.....................         997     $ 10.707627   $    10,674     1.10%       -4.35%      1.89%
   2000
     Top Tradition.....................         997     $ 11.194408   $    11,159     1.10%       11.94%      3.13%       1/3/00
   FEBRUARY SUBACCOUNT
   2002
     Top Tradition.....................         125     $ 10.766311   $     1,340     1.10%       -8.49%      2.56%
   2001
     Top Tradition.....................         189     $ 11.765062   $     2,225     1.10%       -2.52%      2.16%
   2000
     Top Tradition.....................         107     $ 12.069679   $     1,289     1.10%       20.70%      2.24%       2/1/00
   MARCH SUBACCOUNT
   2002
     Top Tradition.....................         324     $ 11.504336   $     3,729     1.10%       -9.91%      4.35%
   2001
     Top Tradition.....................          10     $ 12.769902   $       125     1.10%       -5.63%      1.32%
   SECOND QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       2,701     $ 11.908693   $    32,169     1.10%       21.91%      2.99%
   2002
     Top Tradition.....................          22     $  9.768484   $       217     1.10%      -10.51%      2.60%
   2001
     Top Tradition.....................         154     $ 10.916013   $     1,679     1.10%      -11.61%      1.95%
   2000
     Top Tradition.....................          27     $ 12.349621   $       337     1.10%       23.50%      1.95%       4/3/00
   MAY SUBACCOUNT
   2002
     Top Tradition.....................          12     $  9.747448   $       121     1.10%      -15.16%      2.85%
   2001
     Top Tradition.....................         110     $ 11.488541   $     1,263     1.10%      -10.25%      1.68%
   2000
     Top Tradition.....................         103     $ 12.799982   $     1,312     1.10%       28.00%      1.94%       5/1/00
   JUNE SUBACCOUNT
   2002
     Top Tradition.....................          13     $  9.228008   $       119     1.10%      -12.65%      2.95%
   2001
     Top Tradition.....................          13     $ 10.563869   $       136     1.10%       -9.40%      1.40%
   2000
     Top Tradition.....................           5     $ 11.660117   $        58     1.10%       16.60%      1.49%       6/1/00
   THIRD QUARTER SUBACCOUNT
   2003
     Top Tradition.....................          41     $ 11.046269   $       448     1.10%       13.64%      3.04%
   2002
     Top Tradition.....................          13     $  9.720700   $       126     1.10%      -11.76%      2.39%
   2001
     Top Tradition.....................          13     $ 11.016026   $       144     1.10%       -6.33%      1.64%
   2000
     Top Tradition.....................           5     $ 11.760223   $        59     1.10%       17.60%      1.12%       7/3/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
   AUGUST SUBACCOUNT
   2002
     Top Tradition.....................          13     $ 11.617437   $       149     1.10%       -2.20%      1.18%
   2001
     Top Tradition.....................         205     $ 11.879245   $     2,436     1.10%        0.78%      1.92%
   2000
     Top Tradition.....................         103     $ 11.787825   $     1,211     1.10%       17.88%      0.81%       8/1/00
   SEPTEMBER SUBACCOUNT
   2002
     Top Tradition.....................          13     $ 10.028142   $       130     1.10%      -14.77%      2.24%
   2001
     Top Tradition.....................          13     $ 11.766432   $       154     1.10%        1.24%      1.06%
   2000
     Top Tradition.....................           5     $ 11.622611   $        56     1.10%       16.23%      0.80%       9/1/00
   FOURTH QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       2,365     $ 13.976503   $    33,059     1.10%       18.25%      2.67%
     Top Plus..........................       3,761     $ 14.066554   $    52,900     0.90%       18.48%      2.68%
                                          ---------                   -----------
                                              6,126                   $    85,959
                                          ---------                   -----------
   2002
     Top Tradition.....................          13     $ 11.819898   $       156     1.10%       -6.92%      2.45%
   2001
     Top Tradition.....................          13     $ 12.698301   $       168     1.10%        2.08%      1.72%
   2000
     Top Tradition.....................           5     $ 12.440161   $        58     1.10%       24.40%      0.36%      10/2/00
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................       3,567     $  7.231070   $    25,791     1.10%      -16.30%      4.53%
     Top Plus..........................       5,710     $  7.276536   $    41,552     0.90%      -16.13%      4.14%
                                          ---------                   -----------
                                              9,277                   $    67,343
                                          ---------                   -----------
   2001
     Top Tradition.....................         433     $  8.638926   $     3,742     1.10%        1.15%      1.52%
     Top Plus..........................         727     $  8.676037   $     6,306     0.90%        1.35%      1.42%
                                          ---------                   -----------
                                              1,160                   $    10,048
                                          ---------                   -----------
   2000
     Top Tradition.....................         194     $  8.540946   $     1,657     1.10%      -14.25%      2.58%
     Top Plus..........................         727     $  8.560591   $     6,222     0.90%      -14.08%      2.57%
                                          ---------                   -----------
                                                921                   $     7,879
                                          ---------                   -----------
   1999
     Top Tradition.....................          70     $  9.960325   $       702     1.10%       -0.40%      0.42%      11/1/99
     Top Plus..........................         727     $  9.963566   $     7,241     0.90%       -0.36%      0.42%      11/1/99
                                          ---------                   -----------
                                                797                   $     7,943
                                          ---------                   -----------
   DECEMBER SUBACCOUNT
   2002
     Top Tradition.....................          14     $  8.918335   $       125     1.10%      -18.44%      2.34%
   2001
     Top Tradition.....................          14     $ 10.934492   $       154     1.10%        3.20%      0.91%
   2000
     Top Tradition.....................           5     $ 10.595121   $        53     1.10%        5.88%      0.63%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   JANUS ASPEN SERIES -- INSTITUTIONAL
     SHARES:
   GROWTH SUBACCOUNT
   2003
     Top I.............................       1,601     $  6.946735   $    11,121     1.10%       30.30%      0.10%
     Top Tradition.....................     110,989     $  6.946735   $   771,013     1.10%       30.30%      0.09%
     Top Plus..........................      57,339     $  7.004322   $   401,621     0.90%       30.56%      0.10%
                                          ---------                   -----------
                                            169,929                   $ 1,183,755
                                          ---------                   -----------
   2002
     Top I.............................       1,602     $  5.331366   $     8,538     1.10%      -27.31%      0.00%
     Top Tradition.....................     137,700     $  5.331366   $   734,130     1.10%      -27.31%      0.00%
     Top Plus..........................      59,325     $  5.364950   $   318,277     0.90%      -27.17%      0.00%
                                          ---------                   -----------
                                            198,627                   $ 1,060,945
                                          ---------                   -----------
   2001
     Top I.............................       1,602     $  7.334439   $    11,749     1.10%      -25.56%      0.07%
     Top Tradition.....................     175,696     $  7.334439   $ 1,288,629     1.10%      -25.56%      0.06%
     Top Plus..........................      92,363     $  7.366024   $   680,349     0.90%      -25.41%      0.06%
                                          ---------                   -----------
                                            269,661                   $ 1,980,727
                                          ---------                   -----------
   2000
     Top I.............................       1,602     $  9.852763   $    15,789     1.10%      -15.48%      2.14%
     Top Tradition.....................     215,149     $  9.852763   $ 2,119,812     1.10%      -15.48%      2.57%
     Top Plus..........................     128,603     $  9.875450   $ 1,270,013     0.90%      -15.31%      2.61%
                                          ---------                   -----------
                                            345,354                   $ 3,405,614
                                          ---------                   -----------
   1999
     Top Tradition.....................      70,201     $ 11.657335   $   818,361     1.10%       16.57%      0.15%      11/1/99
     Top Plus..........................      27,443     $ 11.661117   $   320,013     0.90%       16.61%      0.11%      11/1/99
                                          ---------                   -----------
                                             97,644                   $ 1,138,374
                                          ---------                   -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2003
     Top I.............................       2,103     $  7.648142   $    16,082     1.10%       22.64%      1.12%
     Top Tradition.....................      85,316     $  7.648142   $   652,511     1.10%       22.64%      1.05%
     Top Plus..........................      52,538     $  7.711505   $   405,147     0.90%       22.89%      1.10%
                                          ---------                   -----------
                                            139,957                   $ 1,073,740
                                          ---------                   -----------
   2002
     Top I.............................       2,104     $  6.236113   $    13,120     1.10%      -26.31%      0.87%
     Top Tradition.....................     124,092     $  6.236113   $   773,850     1.10%      -26.31%      0.86%
     Top Plus..........................      68,354     $  6.275358   $   428,949     0.90%      -26.17%      0.82%
                                          ---------                   -----------
                                            194,550                   $ 1,215,919
                                          ---------                   -----------
   2001
     Top I.............................       2,674     $  8.463030   $    22,629     1.10%      -23.29%      0.41%
     Top Tradition.....................     153,709     $  8.463030   $ 1,300,841     1.10%      -23.29%      0.46%
     Top Plus..........................      89,086     $  8.499423   $   757,183     0.90%      -23.13%      0.46%
                                          ---------                   -----------
                                            245,469                   $ 2,080,653
                                          ---------                   -----------
   2000
     Top I.............................       6,449     $ 11.031902   $    71,147     1.10%      -16.59%      2.69%
     Top Tradition.....................     185,163     $ 11.031902   $ 2,042,705     1.10%      -16.59%      2.16%
     Top Plus..........................     115,518     $ 11.057279   $ 1,277,319     0.90%      -16.42%      2.21%
                                          ---------                   -----------
                                            307,130                   $ 3,391,171
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   WORLDWIDE GROWTH SUBACCOUNT
     (CONTINUED)
   1999
     Top Tradition.....................      30,873     $ 13.225533   $   408,318     1.10%       32.26%      0.00%      11/1/99
     Top Plus..........................      28,058     $ 13.229802   $   371,201     0.90%       32.30%      0.00%      11/1/99
                                          ---------                   -----------
                                             58,931                   $   779,519
                                          ---------                   -----------
   BALANCED SUBACCOUNT
   2003
     Top I.............................       7,848     $ 10.490828   $    82,333     1.10%       12.81%      2.24%
     Top Tradition.....................     107,943     $ 10.490828   $ 1,132,407     1.10%       12.81%      2.23%
     Top Plus..........................      51,703     $ 10.577712   $   546,902     0.90%       13.03%      2.05%
                                          ---------                   -----------
                                            167,494                   $ 1,761,642
                                          ---------                   -----------
   2002
     Top I.............................       7,846     $  9.299613   $    72,964     1.10%       -7.46%      2.42%
     Top Tradition.....................     108,572     $  9.299613   $ 1,009,673     1.10%       -7.46%      2.35%
     Top Plus..........................      69,027     $  9.358103   $   645,967     0.90%       -7.28%      2.31%
                                          ---------                   -----------
                                            185,445                   $ 1,728,604
                                          ---------                   -----------
   2001
     Top I.............................       7,959     $ 10.049646   $    79,989     1.10%       -5.71%      2.62%
     Top Tradition.....................     118,926     $ 10.049646   $ 1,195,169     1.10%       -5.71%      2.56%
     Top Plus..........................      87,320     $ 10.092837   $   881,309     0.90%       -5.52%      2.75%
                                          ---------                   -----------
                                            214,205                   $ 2,156,467
                                          ---------                   -----------
   2000
     Top I.............................       7,965     $ 10.657989   $    84,885     1.10%       -3.33%      5.52%
     Top Tradition.....................     134,438     $ 10.657989   $ 1,432,841     1.10%       -3.33%      6.11%
     Top Plus..........................      63,980     $ 10.682514   $   683,464     0.90%       -3.14%      6.44%
                                          ---------                   -----------
                                            206,383                   $ 2,201,190
                                          ---------                   -----------
   1999
     Top Tradition.....................      47,022     $ 11.025619   $   518,446     1.10%       10.26%      1.77%      11/1/99
     Top Plus..........................       4,391     $ 11.029199   $    48,426     0.90%       10.29%      1.43%      11/1/99
                                          ---------                   -----------
                                             51,413                   $   566,872
                                          ---------                   -----------
   STRONG VARIABLE ANNUITY FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
   2003
     Top I.............................       1,110     $ 10.992008   $    12,205     1.10%       35.52%      0.15%
     Top Tradition.....................      16,336     $ 10.992008   $   179,563     1.10%       35.52%      0.08%
     Top Plus..........................      15,722     $ 11.083042   $   174,249     0.90%       35.79%      0.09%
                                          ---------                   -----------
                                             33,168                   $   366,017
                                          ---------                   -----------
   2002
     Top I.............................         336     $  8.111148   $     2,728     1.10%      -27.62%      0.40%
     Top Tradition.....................      17,403     $  8.111148   $   141,159     1.10%      -27.62%      0.46%
     Top Plus..........................      12,444     $  8.162179   $   101,570     0.90%      -27.47%      0.41%
                                          ---------                   -----------
                                             30,183                   $   245,457
                                          ---------                   -----------
   2001
     Top I.............................         337     $ 11.205725   $     3,772     1.10%       -4.76%      0.36%
     Top Tradition.....................      13,317     $ 11.205725   $   149,231     1.10%       -4.76%      0.36%
     Top Plus..........................      12,170     $ 11.253894   $   136,955     0.90%       -4.57%      0.46%
                                          ---------                   -----------
                                             25,824                   $   289,958
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OPPORTUNITY II SUBACCOUNT
     (CONTINUED)
   2000
     Top I.............................         337     $ 11.765451   $     3,963     1.10%        5.44%      0.23%
     Top Tradition.....................       7,605     $ 11.765451   $    89,472     1.10%        5.44%      0.33%
     Top Plus..........................       8,911     $ 11.792516   $   105,083     0.90%        5.65%      0.36%
                                          ---------                   -----------
                                             16,853                   $   198,518
                                          ---------                   -----------
   1999
     Top Tradition.....................         493     $ 11.158443   $     5,502     1.10%       11.58%      0.00%      11/1/99
   MULTI CAP VALUE II SUBACCOUNT
   2003
     Top Tradition.....................       4,434     $ 11.752588   $    52,114     1.10%       36.89%      0.12%
     Top Plus..........................      14,471     $ 11.849948   $   171,480     0.90%       37.16%      0.11%
                                          ---------                   -----------
                                             18,905                   $   223,594
                                          ---------                   -----------
   2002
     Top Tradition.....................       3,816     $  8.585353   $    32,766     1.10%      -24.00%      0.40%
     Top Plus..........................      14,619     $  8.639387   $   126,297     0.90%      -23.85%      0.36%
                                          ---------                   -----------
                                             18,435                   $   159,063
                                          ---------                   -----------
   2001
     Top Tradition.....................       5,895     $ 11.296049   $    66,595     1.10%        2.98%      0.00%
     Top Plus..........................      19,922     $ 11.344630   $   226,004     0.90%        3.19%      0.01%
                                          ---------                   -----------
                                             25,817                   $   292,599
                                          ---------                   -----------
   2000
     Top Tradition.....................      14,971     $ 10.968728   $   164,209     1.10%        6.65%      0.54%
     Top Plus..........................       3,506     $ 10.993977   $    38,540     0.90%        6.86%      0.45%
                                          ---------                   -----------
                                             18,477                   $   202,749
                                          ---------                   -----------
   1999
     Top Tradition.....................         559     $ 10.284400   $     5,744     1.10%        2.84%      0.00%      11/1/99
   MID CAP GROWTH II SUBACCOUNT
   2003
     Top Tradition.....................      34,323     $  6.109458   $   209,691     1.10%       32.75%      0.00%
     Top Plus..........................      29,723     $  6.160144   $   183,100     0.90%       33.02%      0.00%
                                          ---------                   -----------
                                             64,046                   $   392,791
                                          ---------                   -----------
   2002
     Top Tradition.....................      56,003     $  4.602057   $   257,729     1.10%      -38.23%      0.00%
     Top Plus..........................      25,386     $  4.631070   $   117,563     0.90%      -38.10%      0.00%
                                          ---------                   -----------
                                             81,389                   $   375,292
                                          ---------                   -----------
   2001
     Top Tradition.....................      75,993     $  7.449973   $   566,148     1.10%      -31.53%      0.00%
     Top Plus..........................      43,264     $  7.482075   $   323,706     0.90%      -31.39%      0.00%
                                          ---------                   -----------
                                            119,257                   $   889,854
                                          ---------                   -----------
   2000
     Top Tradition.....................      72,369     $ 10.880657   $   787,424     1.10%      -15.76%      0.00%
     Top Plus..........................      44,498     $ 10.905725   $   485,282     0.90%      -15.60%      0.00%
                                          ---------                   -----------
                                            116,867                   $ 1,272,706
                                          ---------                   -----------
   1999
     Top Tradition.....................       6,551     $ 12.916791   $    84,618     1.10%       29.17%      0.00%      11/1/99
     Top Plus..........................       2,140     $ 12.920972   $    27,653     0.90%       29.21%      0.00%      11/1/99
                                          ---------                   -----------
                                              8,691                   $   112,271
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS:
   US REAL ESTATE SUBACCOUNT
   2003
     Top Tradition.....................       9,846     $ 18.813690   $   185,232     1.10%       36.02%      0.00%
     Top Plus..........................       2,935     $ 18.969437   $    55,681     0.90%       36.29%      0.00%
                                          ---------                   -----------
                                             12,781                   $   240,913
                                          ---------                   -----------
   2002
     Top Tradition.....................       6,240     $ 13.831866   $    86,313     1.10%       -1.87%      3.05%
     Top Plus..........................       1,236     $ 13.918838   $    17,199     0.90%       -1.67%      1.02%
                                          ---------                   -----------
                                              7,476                   $   103,512
                                          ---------                   -----------
   2001
     Top Tradition.....................       7,767     $ 14.094975   $   109,472     1.10%        8.64%      3.06%
     Top Plus..........................       3,205     $ 14.155556   $    45,366     0.90%        8.86%      4.05%
                                          ---------                   -----------
                                             10,972                   $   154,838
                                          ---------                   -----------
   2000
     Top Tradition.....................      16,383     $ 12.974045   $   212,555     1.10%       27.87%      2.40%
     Top Plus..........................       1,969     $ 13.003900   $    25,606     0.90%       28.12%      0.83%
                                          ---------                   -----------
                                             18,352                   $   238,161
                                          ---------                   -----------
   1999
     Top Tradition.....................       5,754     $ 10.146637   $    58,379     1.10%        1.47%      1.90%      11/1/99
   GOLDMAN SACHS VARIABLE INSURANCE
     TRUST:
   GROWTH & INCOME SUBACCOUNT
   2003
     Top Tradition.....................      19,703     $  9.577460   $   188,706     1.10%       23.01%      1.50%
     Top Plus..........................       4,255     $  9.656808   $    41,089     0.90%       23.25%      1.51%
                                          ---------                   -----------
                                             23,958                   $   229,795
                                          ---------                   -----------
   2002
     Top Tradition.....................      11,484     $  7.786048   $    89,410     1.10%      -12.30%      1.63%
     Top Plus..........................       1,629     $  7.835039   $    12,766     0.90%      -12.13%      1.38%
                                          ---------                   -----------
                                             13,113                   $   102,176
                                          ---------                   -----------
   2001
     Top Tradition.....................       9,172     $  8.878447   $    81,437     1.10%      -10.33%      0.50%
     Top Plus..........................       1,902     $  8.916630   $    16,959     0.90%      -10.15%      0.49%
                                          ---------                   -----------
                                             11,074                   $    98,396
                                          ---------                   -----------
   2000
     Top Tradition.....................       7,957     $  9.901207   $    78,784     1.10%       -5.72%      0.61%
     Top Plus..........................       1,195     $  9.923988   $    11,864     0.90%       -5.54%      0.59%
                                          ---------                   -----------
                                              9,152                   $    90,648
                                          ---------                   -----------
   1999
     Top Tradition.....................       1,685     $ 10.502077   $    17,691     1.10%        5.02%      1.14%      11/1/99
     Top Plus..........................         437     $ 10.505494   $     4,589     0.90%        5.05%      0.00%      11/1/99
                                          ---------                   -----------
                                              2,122                   $    22,280
                                          ---------                   -----------
   CORE US EQUITY SUBACCOUNT
   2003
     Top Tradition.....................       6,668     $  8.416223   $    56,118     1.10%       28.07%      0.93%
     Top Plus..........................       7,005     $  8.485938   $    59,442     0.90%       28.32%      1.05%
                                          ---------                   -----------
                                             13,673                   $   115,560
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   CORE US EQUITY SUBACCOUNT
     (CONTINUED)
   2002
     Top Tradition.....................       8,119     $  6.571707   $    53,357     1.10%      -22.75%      0.63%
     Top Plus..........................       3,330     $  6.613061   $    22,023     0.90%      -22.59%      0.58%
                                          ---------                   -----------
                                             11,449                   $    75,380
                                          ---------                   -----------
   2001
     Top Tradition.....................       5,966     $  8.506573   $    50,754     1.10%      -12.91%      0.35%
     Top Plus..........................       3,278     $  8.543146   $    28,002     0.90%      -12.73%      0.44%
                                          ---------                   -----------
                                              9,244                   $    78,756
                                          ---------                   -----------
   2000
     Top I.............................       2,215     $  9.767104   $    21,637     1.10%      -10.60%      0.58%
     Top Tradition.....................       7,309     $  9.767104   $    71,389     1.10%      -10.60%      0.64%
     Top Plus..........................       3,025     $  9.789574   $    29,613     0.90%      -10.42%      0.65%
                                          ---------                   -----------
                                             12,549                   $   122,639
                                          ---------                   -----------
   1999
     Top I.............................       2,216     $ 10.924941   $    24,206     1.10%        9.25%      0.00%      11/1/99
     Top Tradition.....................       6,222     $ 10.924941   $    67,978     1.10%        9.28%      0.00%      11/1/99
                                          ---------                   -----------
                                              8,438                   $    92,184
                                          ---------                   -----------
   CAPITAL GROWTH SUBACCOUNT
   2003
     Top Tradition.....................       2,899     $  7.885625   $    22,862     1.10%       22.39%      0.25%
     Top Plus..........................       1,192     $  7.950961   $     9,474     0.90%       22.63%      0.32%
                                          ---------                   -----------
                                              4,091                   $    32,336
                                          ---------                   -----------
   2002
     Top Tradition.....................       3,571     $  6.442916   $    23,008     1.10%      -25.16%      0.15%
     Top Plus..........................         568     $  6.483475   $     3,684     0.90%      -25.01%      0.13%
                                          ---------                   -----------
                                              4,139                   $    26,692
                                          ---------                   -----------
   2001
     Top Tradition.....................       4,081     $  8.608436   $    35,127     1.10%      -15.40%      0.15%
     Top Plus..........................         632     $  8.645455   $     5,461     0.90%      -15.23%      0.16%
                                          ---------                   -----------
                                              4,713                   $    40,588
                                          ---------                   -----------
   2000
     Top Tradition.....................       4,319     $ 10.175293   $    43,952     1.10%       -8.97%      0.13%
     Top Plus..........................         632     $ 10.198702   $     6,442     0.90%       -8.79%      0.12%
                                          ---------                   -----------
                                              4,951                   $    50,394
                                          ---------                   -----------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
   2003
     Top Tradition.....................      12,694     $ 12.317740   $   156,360     1.10%       51.28%      0.06%
     Top Plus..........................      10,753     $ 12.419811   $   133,546     0.90%       51.58%      0.05%
                                          ---------                   -----------
                                             23,447                   $   289,906
                                          ---------                   -----------
   2002
     Top Tradition.....................      12,594     $  8.142509   $   102,545     1.10%       -2.57%      0.51%
     Top Plus..........................       3,752     $  8.193782   $    30,742     0.90%       -2.38%      0.65%
                                          ---------                   -----------
                                             16,346                   $   133,287
                                          ---------                   -----------
   2001
     Top Tradition.....................       6,276     $  8.357476   $    52,449     1.10%       -6.11%      0.33%
     Top Plus..........................       1,418     $  8.393462   $    11,903     0.90%       -5.93%      0.45%
                                          ---------                   -----------
                                              7,694                   $    64,352
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   EMERGING MARKET SUBACCOUNT
     (CONTINUED)
   2000
     Top Tradition.....................       3,737     $  8.901738   $    33,270     1.10%      -28.86%      0.22%
     Top Plus..........................       1,575     $  8.922265   $    14,056     0.90%      -28.71%      0.30%
                                          ---------                   -----------
                                              5,312                   $    47,326
                                          ---------                   -----------
   1999
     Top Tradition.....................         186     $ 12.512192   $     2,329     1.10%       25.12%      0.18%      11/1/99
     Top Plus..........................         157     $ 12.516246   $     1,970     0.90%       25.16%      0.18%      11/1/99
                                          ---------                   -----------
                                                343                   $     4,299
                                          ---------                   -----------
   SMALL CAP SUBACCOUNT
   2003
     Top I.............................         177     $ 16.362380   $     2,893     1.10%       35.73%      0.00%
     Top Tradition.....................      33,976     $ 16.362380   $   555,925     1.10%       35.73%      0.00%
     Top Plus..........................      16,318     $ 16.497870   $   269,219     0.90%       36.00%      0.00%
                                          ---------                   -----------
                                             50,471                   $   828,037
                                          ---------                   -----------
   2002
     Top I.............................         178     $ 12.055137   $     2,141     1.10%      -18.57%      0.00%
     Top Tradition.....................      47,501     $ 12.055137   $   572,632     1.10%      -18.57%      0.00%
     Top Plus..........................      18,820     $ 12.130971   $   228,304     0.90%      -18.41%      0.00%
                                          ---------                   -----------
                                             66,499                   $   803,077
                                          ---------                   -----------
   2001
     Top Tradition.....................      34,423     $ 14.804778   $   509,627     1.10%       17.33%      0.10%
     Top Plus..........................      15,301     $ 14.868406   $   227,508     0.90%       17.57%      0.11%
                                          ---------                   -----------
                                             49,724                   $   737,135
                                          ---------                   -----------
   2000
     Top Tradition.....................      11,265     $ 12.617728   $   142,140     1.10%       19.74%      0.34%
     Top Plus..........................       2,010     $ 12.646744   $    25,421     0.90%       19.97%      0.27%
                                          ---------                   -----------
                                             13,275                   $   167,561
                                          ---------                   -----------
   1999
     Top Tradition.....................         698     $ 10.538021   $     7,358     1.10%        5.38%      0.00%      11/1/99
   PBHG INSURANCE SERIES FUND, INC.:
   TECHNOLOGY & COMMUNICATIONS
     SUBACCOUNT
   2003
     Top Tradition.....................      12,966     $  1.648743   $    21,377     1.10%       43.75%      0.00%
     Top Plus..........................      21,248     $  1.660811   $    35,289     0.90%       44.04%      0.00%
                                          ---------                   -----------
                                             34,214                   $    56,666
                                          ---------                   -----------
   2002
     Top Tradition.....................     196,838     $  1.146913   $   225,755     1.10%      -54.49%      0.00%
     Top Plus..........................      22,953     $  1.153023   $    26,466     0.90%      -54.40%      0.00%
                                          ---------                   -----------
                                            219,791                   $   252,221
                                          ---------                   -----------
   2001
     Top Tradition.....................      42,435     $  2.520168   $   106,942     1.10%      -52.84%      0.00%
     Top Plus..........................      30,905     $  2.528557   $    78,145     0.90%      -52.75%      0.00%
                                          ---------                   -----------
                                             73,340                   $   185,087
                                          ---------                   -----------
   2000
     Top Tradition.....................      60,363     $  5.343997   $   322,580     1.10%      -46.56%      0.00%       5/1/00
     Top Plus..........................      26,798     $  5.351043   $   143,399     0.90%      -46.49%      0.00%       5/1/00
                                          ---------                   -----------
                                             87,161                   $   465,979
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND SERVICE CL 2:
   VIP MID-CAP SUBACCOUNT
   2003
     Top Tradition.....................      79,182     $ 12.970347   $ 1,027,017     1.10%       36.75%      0.28%
     Top Plus..........................      23,165     $ 13.064822   $   302,650     0.90%       37.02%      0.28%
                                          ---------                   -----------
                                            102,347                   $ 1,329,667
                                          ---------                   -----------
   2002
     Top Tradition.....................      81,151     $  9.484819   $   769,701     1.10%      -11.00%      0.62%
     Top Plus..........................      27,653     $  9.535043   $   263,679     0.90%      -10.83%      0.69%
                                          ---------                   -----------
                                            108,804                   $ 1,033,380
                                          ---------                   -----------
   2001
     Top Tradition.....................      52,867     $ 10.657617   $   563,440     1.10%       -4.57%      0.00%
     Top Plus..........................      16,420     $ 10.692863   $   175,575     0.90%       -4.38%      0.00%
                                          ---------                   -----------
                                             69,287                   $   739,015
                                          ---------                   -----------
   2000
     Top Tradition.....................      21,875     $ 11.168117   $   244,305     1.10%       11.68%      0.61%       5/1/00
     Top Plus..........................       5,968     $ 11.182762   $    66,741     0.90%       11.83%      0.46%       5/1/00
                                          ---------                   -----------
                                             27,843                   $   311,046
                                          ---------                   -----------
   VIP CONTRAFUND SUBACCOUNT
   2003
     Top Tradition.....................      39,984     $  9.072746   $   362,766     1.10%       26.80%      0.26%
     Top Plus..........................      28,637     $  9.138874   $   261,711     0.90%       27.05%      0.22%
                                          ---------                   -----------
                                             68,621                   $   624,477
                                          ---------                   -----------
   2002
     Top Tradition.....................      32,449     $  7.155031   $   232,175     1.10%      -10.59%      0.39%
     Top Plus..........................      15,656     $  7.192959   $   112,610     0.90%      -10.41%      0.17%
                                          ---------                   -----------
                                             48,105                   $   344,785
                                          ---------                   -----------
   2001
     Top Tradition.....................      11,459     $  8.002343   $    91,698     1.10%      -13.43%      0.67%
     Top Plus..........................       1,149     $  8.028835   $     9,225     0.90%      -13.25%      0.27%
                                          ---------                   -----------
                                             12,608                   $   100,923
                                          ---------                   -----------
   2000
     Top Tradition.....................       8,703     $  9.243470   $    80,450     1.10%       -7.57%      0.00%       5/1/00
     Top Plus..........................         146     $  9.255605   $     1,351     0.90%       -7.44%      0.00%       5/1/00
                                          ---------                   -----------
                                              8,849                   $    81,801
                                          ---------                   -----------
   VIP GROWTH SUBACCOUNT
   2003
     Top I.............................       1,228     $  6.219608   $     7,637     1.10%       31.10%      0.05%
     Top Tradition.....................      18,545     $  6.219608   $   115,341     1.10%       31.10%      0.19%
     Top Plus..........................      30,682     $  6.264948   $   192,223     0.90%       31.36%      0.08%
                                          ---------                   -----------
                                             50,455                   $   315,201
                                          ---------                   -----------
   2002
     Top I.............................         304     $  4.744149   $     1,441     1.10%      -31.06%      0.00%
     Top Tradition.....................      50,852     $  4.744149   $   241,252     1.10%      -31.06%      0.14%
     Top Plus..........................      15,658     $  4.769312   $    74,676     0.90%      -30.92%      0.12%
                                          ---------                   -----------
                                             66,814                   $   317,369
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   VIP GROWTH SUBACCOUNT (CONTINUED)
   2001
     Top Tradition.....................      44,546     $  6.881110   $   306,524     1.10%      -18.77%      0.06%
     Top Plus..........................      10,268     $  6.903910   $    70,886     0.90%      -18.60%      0.06%
                                          ---------                   -----------
                                             54,814                   $   377,410
                                          ---------                   -----------
   2000
     Top Tradition.....................      23,135     $  8.470720   $   195,973     1.10%      -15.29%      0.00%       5/1/00
     Top Plus..........................       5,604     $  8.481848   $    47,533     0.90%      -15.18%      0.00%       5/1/00
                                          ---------                   -----------
                                             28,739                   $   243,506
                                          ---------                   -----------
   VIP EQUITY INCOME SUBACCOUNT
   2003
     Top Plus..........................         839     $ 11.158744   $     9,364     1.10%       11.59%      0.00%      10/1/03
   JANUS ASPEN SERIES -- SERVICE
     SHARES:
   GROWTH SUBACCOUNT
   2003
     Top Tradition.....................      13,641     $  5.666017   $    77,290     1.10%       30.06%      0.00%
     Top Plus..........................      11,738     $  5.707363   $    66,996     0.90%       30.32%      0.00%
                                          ---------                   -----------
                                             25,379                   $   144,286
                                          ---------                   -----------
   2002
     Top Tradition.....................      33,865     $  4.356366   $   147,527     1.10%      -27.52%      0.00%
     Top Plus..........................      15,087     $  4.379486   $    66,075     0.90%      -27.38%      0.00%
                                          ---------                   -----------
                                             48,952                   $   213,602
                                          ---------                   -----------
   2001
     Top Tradition.....................      43,180     $  6.010424   $   259,531     1.10%      -25.72%      0.00%
     Top Plus..........................      17,149     $  6.030349   $   103,418     0.90%      -25.57%      0.00%
                                          ---------                   -----------
                                             60,329                   $   362,949
                                          ---------                   -----------
   2000
     Top Tradition.....................      24,536     $  8.091770   $   198,541     1.10%      -19.08%      0.65%       5/1/00
     Top Plus..........................      11,968     $  8.102399   $    96,968     0.90%      -18.98%      1.81%       5/1/00
                                          ---------                   -----------
                                             36,504                   $   295,509
                                          ---------                   -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2003
     Top Tradition.....................      16,742     $  5.502103   $    92,114     1.10%       22.34%      0.86%
     Top Plus..........................      10,461     $  5.542235   $    57,977     0.90%       22.58%      0.85%
                                          ---------                   -----------
                                             27,203                   $   150,091
                                          ---------                   -----------
   2002
     Top Tradition.....................      19,577     $  4.497548   $    88,050     1.10%      -26.52%      0.61%
     Top Plus..........................      12,865     $  4.521400   $    58,167     0.90%      -26.37%      0.58%
                                          ---------                   -----------
                                             32,442                   $   146,217
                                          ---------                   -----------
   2001
     Top Tradition.....................      18,962     $  6.120494   $   116,057     1.10%      -23.46%      0.27%
     Top Plus..........................      13,618     $  6.140770   $    83,625     0.90%      -23.31%      0.25%
                                          ---------                   -----------
                                             32,580                   $   199,682
                                          ---------                   -----------
   2000
     Top Tradition.....................      16,460     $  7.996944   $   131,629     1.10%      -20.03%      1.14%       5/1/00
     Top Plus..........................      13,512     $  8.007454   $   108,196     0.90%      -19.93%      0.85%       5/1/00
                                          ---------                   -----------
                                             29,972                   $   239,825
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   BALANCED SUBACCOUNT
   2003
     Top Tradition.....................      33,700     $  9.511581   $   320,537     1.10%       12.49%      1.91%
     Top Plus..........................      22,045     $  9.580905   $   211,214     0.90%       12.71%      1.77%
                                          ---------                   -----------
                                             55,745                   $   531,751
                                          ---------                   -----------
   2002
     Top Tradition.....................      29,285     $  8.455853   $   247,627     1.10%       -7.69%      2.05%
     Top Plus..........................      25,273     $  8.500668   $   214,835     0.90%       -7.51%      2.21%
                                          ---------                   -----------
                                             54,558                   $   462,462
                                          ---------                   -----------
   2001
     Top Tradition.....................      25,268     $  9.160280   $   231,458     1.10%       -5.95%      2.19%
     Top Plus..........................      18,067     $  9.190598   $   166,045     0.90%       -5.76%      1.85%
                                          ---------                   -----------
                                             43,335                   $   397,503
                                          ---------                   -----------
   2000
     Top Tradition.....................       4,258     $  9.739381   $    41,468     1.10%       -2.61%      2.57%       5/1/00
     Top Plus..........................      10,722     $  9.752162   $   104,561     0.90%       -2.48%      3.09%       5/1/00
                                          ---------                   -----------
                                             14,980                   $   146,029
                                          ---------                   -----------
   INTERNATIONAL GROWTH SUBACCOUNT
   2003
     Top Tradition.....................         633     $ 13.592795   $     8,601     1.10%       35.93%      0.00%       5/1/03
   MFS VARIABLE INSURANCE
     TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
   2003
     Top Tradition.....................       1,091     $ 10.285838   $    11,225     1.10%       31.98%      0.00%
     Top Plus..........................       1,092     $ 10.329989   $    11,282     0.90%       32.24%      0.00%
                                          ---------                   -----------
                                              2,183                   $    22,507
                                          ---------                   -----------
   2002
     Top Tradition.....................         236     $  7.793469   $     1,839     1.10%      -32.54%      0.00%
     Top Plus..........................       1,092     $  7.811473   $     8,531     0.90%      -32.41%      0.00%
                                          ---------                   -----------
                                              1,328                   $    10,370
                                          ---------                   -----------
   2001
     Top Plus..........................         445     $ 11.557175   $     5,149     0.90%       15.57%      0.00%      11/1/01
   INVESTORS GROWTH STOCK SUBACCOUNT
   2003
     Top Tradition.....................         339     $  9.288989   $     3,150     1.10%       21.27%      0.00%
   2002
     Top Tradition.....................         301     $  7.659680   $     2,303     1.10%      -28.50%      0.00%
   MID CAP GROWTH SUBACCOUNT
   2003
     Top Tradition.....................         166     $  8.394263   $     1,397     1.10%       35.12%      0.00%
     Top Plus..........................       2,142     $  8.430327   $    18,056     0.90%       35.39%      0.00%
                                          ---------                   -----------
                                              2,308                   $    19,453
                                          ---------                   -----------
   2002
     Top Tradition.....................          99     $  6.212309   $       614     1.10%      -44.05%      0.00%
     Top Plus..........................       1,107     $  6.226681   $     6,895     0.90%      -43.94%      0.00%
                                          ---------                   -----------
                                              1,206                   $     7,509
                                          ---------                   -----------
   2001
     Top Tradition.....................       1,195     $ 11.103671   $    13,274     1.10%       11.04%      0.00%      11/1/01
     Top Plus..........................         453     $ 11.107272   $     5,028     0.90%       11.07%      0.00%      11/1/01
                                          ---------                   -----------
                                              1,648                   $    18,302
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   TOTAL RETURN SUBACCOUNT
   2003
     Top Tradition.....................      34,123     $ 11.020053   $   376,042     1.10%       14.74%      1.58%
     Top Plus..........................      39,031     $ 11.067354   $   431,964     0.90%       14.97%      1.65%
                                          ---------                   -----------
                                             73,154                   $   808,006
                                          ---------                   -----------
   2002
     Top Tradition.....................      23,163     $  9.604094   $   222,460     1.10%       -6.38%      2.06%
     Top Plus..........................      24,814     $  9.626258   $   238,867     0.90%       -6.20%      0.66%
                                          ---------                   -----------
                                             47,977                   $   461,327
                                          ---------                   -----------
   2001
     Top Tradition.....................         349     $ 10.258711   $     3,583     1.10%        2.59%      0.00%      11/1/01
     Top Plus..........................       2,045     $ 10.262047   $    20,989     0.90%        2.62%      0.00%      11/1/01
                                          ---------                   -----------
                                              2,394                   $    24,572
                                          ---------                   -----------
   JP MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2003
     Top Tradition.....................       5,574     $ 11.656374   $    64,977     1.10%       34.50%      0.00%
     Top Plus..........................       1,814     $ 11.706405   $    21,235     0.90%       34.77%      0.00%
                                          ---------                   -----------
                                              7,388                   $    86,212
                                          ---------                   -----------
   2002
     Top Plus..........................       1,016     $  8.686498   $     8,827     0.90%      -22.35%      0.00%
   MID CAP VALUE SUBACCOUNT
   2003
     Top Tradition.....................       6,134     $ 14.014070   $    85,966     1.10%       28.22%      0.36%
     Top Plus..........................       5,102     $ 14.074209   $    71,805     0.90%       28.47%      0.25%
                                          ---------                   -----------
                                             11,236                   $   157,771
                                          ---------                   -----------
   2002
     Top Tradition.....................       5,834     $ 10.929952   $    63,770     1.10%       -0.28%      0.01%
     Top Plus..........................       2,486     $ 10.955173   $    27,234     0.90%       -0.08%      0.03%
                                          ---------                   -----------
                                              8,320                   $    91,004
                                          ---------                   -----------
   PIMCO VARIABLE INSURANCE TRUST:
   REAL RETURN SUBACCOUNT
   2003
     Top Tradition.....................     104,730     $ 11.493370   $ 1,203,698     1.10%        7.67%      1.08%
     Top Plus..........................      20,046     $ 11.525641   $   231,050     0.90%        7.88%      2.69%
                                          ---------                   -----------
                                            124,776                   $ 1,434,748
                                          ---------                   -----------
   2002
     Top Tradition.....................       6,178     $ 10.674607   $    65,949     1.10%        6.75%      1.34%       8/1/02
     Top Plus..........................       5,849     $ 10.683401   $    62,484     0.90%        6.83%      0.84%       8/1/02
                                          ---------                   -----------
                                             12,027                   $   128,433
                                          ---------                   -----------
   TOTAL RETURN SUBACCOUNT
   2003
     Top Tradition.....................      99,308     $ 10.838704   $ 1,076,370     1.10%        3.90%      2.56%
     Top Plus..........................       3,344     $ 10.869124   $    36,346     0.90%        4.11%      2.77%
                                          ---------                   -----------
                                            102,652                   $ 1,112,716
                                          ---------                   -----------
   2002
     Top Tradition.....................       3,759     $ 10.431677   $    39,212     1.10%        4.32%      1.26%       8/1/02
     Top Plus..........................         846     $ 10.440268   $     8,836     0.90%        4.40%      1.00%       8/1/02
                                          ---------                   -----------
                                              4,605                   $    48,048
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   GLOBAL BOND SUBACCOUNT
   2003
     Top Tradition.....................         992     $ 12.102667   $    12,003     1.10%       13.19%      2.12%
     Top Plus..........................       2,802     $ 12.136628   $    34,006     0.90%       13.42%      2.02%
                                          ---------                   -----------
                                              3,794                   $    46,009
                                          ---------                   -----------
   2002
     Top Tradition.....................         213     $ 10.691996   $     2,277     1.10%        6.92%      0.36%       8/1/02
     Top Plus..........................         851     $ 10.700805   $     9,111     0.90%        7.01%      0.87%       8/1/02
                                          ---------                   -----------
                                              1,064                   $    11,388
                                          ---------                   -----------
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 5)
   2003
     Top I.............................       1,050     $  6.845048   $     7,190     1.10%       16.96%      0.02%       5/2/03
     Top Tradition.....................       7,851     $  6.692392   $    52,542     1.10%       16.96%      0.02%       5/2/03
     Top Plus..........................       5,418     $  6.785729   $    36,764     0.90%       17.11%      0.02%       5/2/03
                                          ---------                   -----------
                                             14,319                        96,496
                                          ---------                   -----------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON SUBACCOUNT
   2003
     Top Tradition.....................         182     $ 12.157960   $     2,208     1.10%       21.58%      0.00%       5/1/03
     Top Plus..........................         231     $ 12.174031   $     2,813     0.90%       21.74%      0.00%       5/1/03
                                          ---------                   -----------
                                                413                         5,021
                                          ---------                   -----------
   DREYFUS VARIABLE INVESTMENT FUND --
     SERVICE SHARES:
   APPRECIATION SUBACCOUNT
   2003
     Top Tradition.....................         617     $ 11.714615   $     7,227     1.10%       17.15%     12.75%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
   2003
     Top Tradition.....................       4,519     $ 13.982845   $    63,184     1.10%       39.83%      0.00%       5/1/03
     Top Plus..........................       2,389     $ 14.001322   $    33,458     0.90%       40.01%      0.00%       5/1/03
                                          ---------                   -----------
                                              6,908                        96,642
                                          ---------                   -----------
   MICRO-CAP SUBACCOUNT
   2003
     Top Tradition.....................       7,232     $ 14.711160   $   106,391     1.10%       47.11%      0.00%       5/1/03
     Top Plus..........................       1,466     $ 14.730584   $    21,590     0.90%       47.31%      0.00%       5/1/03
                                          ---------                   -----------
                                              8,698                       127,981
                                          ---------                   -----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS -- CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2003
     Top Tradition.....................         281     $ 11.531016   $     3,244     1.10%       15.31%      0.12%       5/2/03
   US REAL ESTATE SUBACCOUNT
   2003
     Top Tradition.....................          20     $ 12.802466   $       255     1.10%       28.02%      0.00%       5/1/03

---------------

   * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

  ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12-month period indicated or from the inception date through the end of the period.

 *** Accumulation units are rounded to the nearest whole number.

**** The investment income ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   The following tables illustrate product and contract level charges by product:

   These basic charges are assessed through reduction of daily unit values:

                                                                                   BACK LOAD &
                                                      COMBINATION       VIA           TOP I       TOP TRADITION    TOP PLUS
                                                      -----------       ---        -----------    -------------    --------
    MORTALITY AND EXPENSE RISK FEES
    (May increase annually to not more than
    1.55%)..........................................     0.75%         1.05%      0.85% to 1.05%     0.85%          0.65%
    ADMINISTRATIVE EXPENSES.........................     0.25%         0.25%          0.25%          0.25%          0.25%
    Total expenses..................................     1.00%         1.30%       1.1% to 1.3%      1.10%          0.90%
    The following charges are assessed through the redemption of units:
    ANNUAL CONTRACT FEE
    Each year on the contract anniversary (or at the
    time of surrender of the contract). Contract
    charges for the Account amounted to
    approximately $60,000 and $69,000 during 2003
    and 2002, respectively..........................      $30           $30            $30            $30             NA
    TRANSFER FEE -- per transfer (currently no
      charge for the first 4 transfers each contract
      year).........................................   $3 to $15     $3 to $15      $3 to $15      $3 to $15      $3 to $15
    SALES CHARGE MADE FROM PURCHASE PAYMENTS........  No deduction  No deduction   No deduction   No deduction   No deduction
    SURRENDER CHARGES
    A withdrawal charge may be assessed by ONLIC
    when a contract is surrendered or a partial
    withdrawal of a participant's account value is
    made for any other reason than to make a plan                      5% of                        7.75% of
    payment to a participant. Percentages vary with                 payments in   5% of payments  payments in
    the number of years from purchase. Total                          the last     in the last      the last      6% in the
    surrender charges in the Account amounted to                    eight years   eight years on  eight years     first year
    approximately $81,000 and $30,000 during 2003                    on amount        amount       on amount     to 0% in the
    and 2002, respectively..........................   No charge    surrendered    surrendered    surrendered    seventh year
    STATE PREMIUM TAXES
    In those jurisdictions permitting, such taxes
    will be deducted when annuity payments begin.
    Otherwise, they will be deducted from purchase
    payments........................................  0.5% to 3.5%  0.5% to 3.5%   0.5% to 3.5%   0.5% to 3.5%   0.5% to 3.5%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(5) FUND SUBSTITUTIONS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip portfolio.

   Effective April 29, 2003, Subaccounts of the Dow Target Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

             ACQUIRED PORTFOLIOS                         ACQUIRING PORTFOLIOS
    -------------------------------------         ----------------------------------
    Dow Target 10 -- February Portfolio           Dow Target 10 -- January Portfolio
    Dow Target 10 -- March Portfolio

    Dow Target 10 -- May Portfolio                Dow Target 10 -- April Portfolio
    Dow Target 10 -- June Portfolio

    Dow Target 10 -- August Portfolio             Dow Target 10 -- July Portfolio
    Dow Target 10 -- September Portfolio

    Dow Target 10 -- November Portfolio           Dow Target 10 -- October Portfolio
    Dow Target 10 -- December Portfolio

    Dow Target 5 -- February Portfolio            Dow Target 5 -- January Portfolio
    Dow Target 5 -- March Portfolio

    Dow Target 5 -- May Portfolio                 Dow Target 5 -- April Portfolio
    Dow Target 5 -- June Portfolio

    Dow Target 5 -- August Portfolio              Dow Target 5 -- July Portfolio
    Dow Target 5 -- September Portfolio

    Dow Target 5 -- November Portfolio            Dow Target 5 -- October Portfolio
    Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity portfolio.

OHIO NATIONAL VARIABLE ACCOUNT B

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B (compromised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

                        OHIO NATIONAL VARIABLE ACCOUNT B


                                    Form N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included by reference in Part B of this Registration Statement:


         Independent Auditors' Report of KPMG LLP dated February 20, 2004

         Statements of Assets and Contract Owners' Equity, December 31, 2003

         Statements of Operations for the Periods Ended December 31, 2003

         Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2003 and 2002

         Notes to Financial Statements, December 31, 2003


The following consolidated financial statements of the Depositor and its subsidiaries are also included by reference in Part B of this Registration
Statement:


         Independent Auditors' Report of KPMG LLP dated February 6, 2004

         Consolidated Balance Sheets, December 31, 2003 and 2002

         Consolidated Statements of Income for the Years Ended December 31, 2003, 2002 and 2001

         Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2003, 2002 and 2001

         Consolidated Statements of Cash Flows for the Years Ended December 31, 2003, 2002 and 2001

         Notes to Consolidated Financial Statements, December 31, 2003, 2002 and 2001


The following financial information is included in Part A of this Registration
Statement:

         Accumulation Unit Values

Consents of the Following Persons:

         KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

         (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78653).

         (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

         (3) (b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91214).

         (3)(c) (Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91214).

         (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213).

         (4) Combination Annuity Contract, Form 93-VB-1, was filed as Exhibit (4) of the Registrant's Form N-4 on May 6, 1993 (File No. 33-62284).

         (5)(a) Single Purchase Payment Variable Annuity Application, Form V-4891-B, was filed as Exhibit (5)(a) of the Registrant's Form N-4 on April 25, 1996 (File No. 33-62284).

         (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).
         (6) (b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

         (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit
                  (8)(a) of Post-effective Amendment no. 2 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Underwriting

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services


Richard J. Bodner*                 Vice President, Corporate Services


Michael A. Boedeker*               Senior Vice President, Investments

Robert A. Bowen*                   Senior Vice President, Information Systems


Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Investments

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert W. Conway*                  Vice President, PGA Marketing Eastern
                                   Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources & Corporate Services

Diane S. Hagenbuch*                Senior Vice President, Corporate Relations & Communications


Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103



Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------


Therese S. McDonough*             Secretary


William J. McFadden*              Vice President, PGA Marketing Western Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Edward P. Nolan*                  Vice President, Stable Asset Management

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Vice Chairman

George B. Pearson, Jr.*           Senior Vice President, PGA Marketing

William C. Price*                 Vice President and Counsel


James D. Purvis*                  Vice President, Financial Reporting


Arthur J. Roberts*                Vice President, Controller & Treasurer

D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group
James C. Smith*                   Senior Vice President, Internal Audit &
                                  Compliance

Michael D. Stohler*               Vice President, Mortgages and Real Estate


Edith F. Thompson*                Vice President, Individual Annuity Operations


Barbara A. Turner*                Vice President, Broker Dealer Operations

Dennis C. Twarogowski*            Vice President, Career Marketing


Paul J. Twilling*                 Vice President, Information Systems


Dr. David S. Williams*            Vice President and Medical Director


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company


Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of February 13, 2004, the Registrant's contracts were owned by 59,298 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

         Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and
         (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

         Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law. In addition, Article XII of the Depositor's Code of Regulations states as follows: If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

         The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director

      Marc L. Collins                      Secretary and Director

      Barbara A. Turner                    Operations Vice President, Treasurer and Compliance Officer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and                  on Redemption                  Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$1,143,951                        None                           None                   None



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 3L.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 23rd day of April, 2004.



                             OHIO NATIONAL VARIABLE ACCOUNT B
                                       (Registrant)

                             By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                            (Depositor)

                             By  /s/ John J. Palmer
                               -------------------------------------------
                               John J. Palmer, Vice Chairman

Attest:

       /s/ Marc L. Collins
---------------------------------
Marc L. Collins
Associate Counsel and
Assistant Secretary

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 23rd day of April, 2004.


                             THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                            (Depositor)


                             By /s/ John J. Palmer
                               -----------------------------------------------
                               John J. Palmer, Vice Chairman

Attest:


       /s/ Marc L. Collins
---------------------------------
Marc L. Collins
Associate Counsel and
Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                 Title                            Date
---------                                 -----                            ----
 /s/David B. O'Maley                     Chairman, President,          April 23, 2004
 ---------------------                   Chief Executive Officer
 David B. O'Maley                        and Director


*/s/Jack E. Brown                        Director                      April 23, 2004
 ---------------------
 Jack E. Brown


*/s/William R. Burleigh                  Director                      April 23, 2004
 ---------------------
 William R. Burleigh


*/s/Victoria B. Buyniski Gluckman        Director                      April 23, 2004
 --------------------------------
 Victoria B. Buyniski Gluckman


 ----------------------                  Director                      April 23, 2004
 George E. Castrucci


*/s/Raymond R. Clark                     Director                      April 23, 2004
 ----------------------
 Raymond R. Clark


 /s/Ronald J. Dolan                      Director                      April 23, 2004
 ----------------------
 Ronald J. Dolan


 ----------------------                  Director                      April 23, 2004
 John W. Hayden

*/s/James F. Orr                         Director                      April 23, 2004
 ----------------------
 James F. Orr


 /s/John J. Palmer                       Director                      April 23, 2004
 ----------------------
 John J. Palmer

 /s/D. Gates Smith                       Director                      April 23, 2004
 ----------------------
 D. Gates Smith




*By /s/ John J. Palmer
-------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                        Page Number in
Exhibit                                                 Sequential
Number        Description                               Numbering System
------        -----------                               ----------------

              Consent of KPMG LLP


                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account B:


We consent to use of our reports for Ohio National Variable Account B dated February 20, 2004, and for The Ohio National Life Insurance Company and subsidiaries dated February 6, 2004, included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in post-effective amendment no. 24 to File No. 33-62284. The report of KPMG LLP covering the December 31, 2003 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of accounting for embedded reinsurance derivatives.

KPMG LLP
Columbus, Ohio
April 26, 2004